   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 30, 2008.

                                                             FILE NO. 333-119416

                                                                       811-08580

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 9                                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 172                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on October 30, 2008, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 9, by reference to Pre-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-119416), as filed on April 24, 2008.

Supplements to the Prospectus, dated September 25, 2008 and October 30, 2008 are included in Part A of this Post-Effective Amendment. A supplement to the Statement of Additional Information is included in Part B of this Post Effective Amendment.

                                     PART A

              SUPPLEMENT DATED AUGUST 25, 2008 TO YOUR PROSPECTUS

EFFECTIVE NOVEMBER 10, 2008, THE FOLLOWING CHANGE IS MADE TO YOUR PROSPECTUS:

The following underlying fund is added in alphabetical order to Appendix A.III:

FUNDING OPTION:                         INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS    Growth of Capital                    HL Investment Advisors, LLC
Fund -- Class IA                                                          Sub-advised by Wellington Management Company, LLP

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7848

              SUPPLEMENT DATED OCTOBER 30, 2008 TO YOUR PROSPECTUS

The following language is added to the language under the heading "Financial Statements" in section 8.c:

We incorporate by reference the unaudited Hartford Life Insurance Company Quarterly report on Form 10-Q for the period ended September 30, 2008 in the SAI for Hartford Life Insurance Company.

You can find copies of the unaudited quarterly statutory filing for Hartford Life and Annuity Insurance Company for the period ended September 30, 2008 in the SAI for Hartford Life and Annuity Insurance Company. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial statements and assumes no responsibility for them.

To receive a copy of either SAI free of charge, call your registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7866

                                     PART B

 SUPPLEMENT DATED OCTOBER 30, 2008 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

The following language is added as a new section immediately following the section entitled "Experts:"

ADDITIONAL FINANCIAL INFORMATION

We have included the unaudited quarterly statutory filing for the Company for the period ended September 30, 2008. This statement is included herein as additional information on the financial condition of the issuer. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial statements and assumes no responsibility for them.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-7867

LIFE AND ACCIDENT AND HEALTH COMPANIES - ASSOCIATION EDITION

                                                                                                               *71153200820100103*

                               QUARTERLY STATEMENT
                            AS OF SEPTEMBER 30, 2008
                       of the Condition and Affairs of the

                       HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY

NAIC Group Code   0091, 0091            NAIC Company Code   71153               Employer's ID Number   39-1052598
   (Current Period)  (Prior Period)

Organized under the Laws of CONNECTICUT   State of Domicile or Port of Entry CONNECTICUT   Country of Domicile US

Incorporated/Organized January 9, 1956   Commenced Business July 1, 1965

Statutory Home Office        200 HOPMEADOW STREET  SIMSBURY   CT   06089
                             (STREET AND NUMBER)              (CITY OR TOWN, STATE AND ZIP CODE)
Main Administrative Office   200 HOPMEADOW STREET  SIMSBURY   CT   06089                                    860-547-5000
                             (STREET AND NUMBER)              (CITY OR TOWN, STATE AND ZIP CODE)   (AREA CODE)  (TELEPHONE NUMBER)
Mail Address                 ONE HARTFORD PLAZA    HARTFORD   CT   06155
                             (STREET AND NUMBER OR P. O. BOX) (CITY OR TOWN, STATE AND ZIP CODE)
Primary Location of Books    200 HOPMEADOW STREET  SIMSBURY   CT   06089                                    860-547-5000
and Records                  (STREET AND NUMBER)              (CITY OR TOWN, STATE AND ZIP CODE)   (AREA CODE)  (TELEPHONE NUMBER)
Internet Website Address     WWW.THEHARTFORD.COM
Statutory Statement Contact  MICHAEL W SALWEN                                                               860-843-7739
                             (NAME)                                                                (AREA CODE)  (TELEPHONE NUMBER)
                                                                                                            (EXTENSION)
                             Michael.Salwen@hartfordlife.com                                                860-843-3057
                             (E-MAIL ADDRESS)                                                               (FAX NUMBER)

                                    OFFICERS

                NAME                              TITLE                           NAME                       TITLE
----------------------------------   -------------------------------   --------------------------   ------------------------------
1.   JOHN CLINTON WALTERS            President, CEO & COB              2.   DONALD CHRISTIAN HUNT   Secretary
3.   ERNEST MALCOLM MCNEILL, JR.     SVP & Chief Accounting Officer    4.   CRAIG DOUGLAS MORROW    AVP & Appointed Actuary

                                      OTHER

RICARDO ARTURO ANZALDUA              SVP & Assistant Secretary         DAVID ALAN CARLSON           SVP & Director of Taxes
MICHAEL BERNARD CEFOLE               Vice President                    TIMOTHY MICHAEL FITCH        Senior Vice President
JENNIFER JILL GEISLER                Senior Vice President             JOHN NICHOLAS GIAMALIS       SVP & Treasurer
CHRISTOPHER JAMES HANLON             Senior Vice President             STEPHEN THOMAS JOYCE         Executive Vice President
MICHAEL LAURENCE KALEN               Executive Vice President          ALAN JAMES KRECZKO           EVP & General Counsel
GLENN DAVID LAMMEY                   CFO & Executive Vice President    WILLIAM PATRICK MEANEY       Senior Vice President
BRIAN DENNIS MURPHY                  Executive Vice President          CRAIG RODOLPH RAYMOND        Senior Vice President
JAMES EVERETT TRIMBLE                SVP & Chief Actuary               LIZABETH HERBST ZLATKUS      Executive Vice President
DAVID MARK ZNAMIEROWSKI              EVP & Chief Investment Officer

                              DIRECTORS OR TRUSTEES

GLENN DAVID LAMMEY                   JOHN CLINTON WALTERS              DAVID MARK ZNAMIEROWSKI

State of    CONNECTICUT
County of   HARTFORD

The officers of this reporting entity being duly sworn, each depose and say that they are the described officers of said reporting entity, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said reporting entity, free and clear from any liens or claims thereon, except as herein stated, and that this statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to, is a full and true statement of all the assets and liabilities and of the condition and affairs of the said reporting entity as of the reporting period stated above, and of its income and deductions therefrom for the period ended, and have been completed in accordance with the NAIC ANNUAL STATEMENT
INSTRUCTIONS and ACCOUNTING PRACTICES AND PROCEDURES manual except to the extent that: (1) state law may differ; or, (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures, according to the best of their information, knowledge and belief, respectively. Furthermore, the scope of this attestation by the described officers also includes the related corresponding electronic filing with the NAIC, when required, that is an exact copy (except for formatting differences due to electronic filing) of the enclosed statement. The electronic filing may be requested by various regulators in lieu of or in addition to the enclosed statement.

      /s/ JOHN CLINTON WALTERS                    /s/ DONALD CHRISTIAN HUNT                   /s/ ERNEST MALCOLM MCNEILL, JR
----------------------------------------   -----------------------------------------   -------------------------------------------
              (Signature)                                 (Signature)                                   (Signature)


          JOHN CLINTON WALTERS                        DONALD CHRISTIAN HUNT                       ERNEST MALCOLM MCNEILL, JR.
            1.(Printed Name)                            2.(Printed Name)                             3. (Printed Name)

          President, CEO & COB                             Secretary                           SVP & Chief Accounting Officer
                 (Title)                                    (Title)                                      (Title)

Subscribed and sworn to before me                                 a. Is this an original filing?               Yes  |X|   No  |_|

This 28th day of October, 2008                                    b.  If no:   1. State the amendment number
                                                                                                               ------------------
                                                                               2. Date filed
                                                                                                               ------------------
      /s/ DONNA L. RONDEAU                                                     3. Number of pages attached
----------------------------------------                                                                       ------------------

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                     ASSETS

                                                                                   CURRENT STATEMENT DATE                  4
                                                                        --------------------------------------------
                                                                               1             2              3
                                                                                                       NET ADMITTED    DECEMBER 31
                                                                                        NONADMITTED       ASSETS     PRIOR YEAR NET
                                                                            ASSETS         ASSETS     (COLS. 1 - 2)  ADMITTED ASSETS
                                                                        --------------  -----------  --------------  ---------------
1.   Bonds                                                               5,692,425,409                5,692,425,409    5,605,630,218
2.   Stocks:
     2.1 Preferred stocks                                                  264,897,092                  264,897,092      301,810,735
     2.2 Common stocks                                                      13,069,553                   13,069,553       14,747,586
3.   Mortgage loans on real estate:
     3.1 First liens                                                       524,986,449                  524,986,449      317,023,958
     3.2 Other than first liens                                             32,818,581                   32,818,581       33,504,582
4.   Real estate:
     4.1 Properties occupied by the company (less $0 encumbrances)          27,090,601                   27,090,601       27,569,379
     4.2 Properties held for the production of income (less $0
         encumbrances)                                                                                            0
     4.3 Properties held for sale (less $0 encumbrances)                                                          0
5.   Cash ($19,320,546), cash equivalents ($12,429,000)
     and short-term investments ($1,465,733,364)                         1,497,482,910                1,497,482,910      565,282,946
6.   Contract loans (including $0 premium notes)                           356,565,356                  356,565,356      343,773,203
7.   Other invested assets                                                  10,713,493                   10,713,493        9,672,081
8.   Receivables for securities                                            116,731,871                  116,731,871      146,475,937
9.   Aggregate write-ins for invested assets                               809,274,730            0     809,274,730      473,684,990
                                                                        --------------  -----------  --------------  ---------------
10.  Subtotals, cash and invested assets (Lines 1 to 9)                  9,346,056,045            0   9,346,056,045    7,839,175,615
11.  Title plants less $0 charged off (for Title insurers only)                                                   0
12.  Investment income due and accrued                                      72,550,509                   72,550,509       77,351,050
13.  Premiums and considerations:
     13.1 Uncollected premiums and agents' balances in the course
          of collection                                                     20,713,035                   20,713,035       21,815,166
     13.2 Deferred premiums, agents' balances and installments booked but deferred and not yet due (including $0 earned but
          unbilled premiums)                                                38,169,739   10,801,934      27,367,805       26,834,029
     13.3 Accrued retrospective premiums                                                                          0
14.  Reinsurance:
     14.1 Amounts recoverable from reinsurers                               41,394,709                   41,394,709       27,577,086
     14.2 Funds held by or deposited with reinsured companies                                                     0
     14.3 Other amounts receivable under reinsurance contracts              64,561,824                   64,561,824       56,314,049
15.  Amounts receivable relating to uninsured plans                                                               0
16.1 Current federal and foreign income tax recoverable and interest
     thereon                                                                43,532,371                   43,532,371       24,161,775
16.2 Net deferred tax asset                                                404,774,485  318,996,486      85,777,999      145,515,644
17.  Guaranty funds receivable or on deposit                                 3,882,048                    3,882,048        3,880,648
18.  Electronic data processing equipment and software                                                            0
19.  Furniture and equipment, including health care delivery
     assets ($0)                                                                                                  0
20.  Net adjustment in assets and liabilities due to foreign
     exchange rates                                                                                               0
21.  Receivables from parent, subsidiaries and affiliates                   13,673,898                   13,673,898       32,272,446
22.  Health care ($0) and other amounts receivable                           9,200,295    9,200,295               0
23.  Aggregate write-ins for other than invested assets                    105,783,239   33,236,436      72,546,803       20,487,358
                                                                        --------------  -----------  --------------  ---------------
24.  Total assets excluding Separate Accounts, Segregated Accounts and
     Protected Cell Accounts (Lines 10 through 23)                      10,164,292,197  372,235,151   9,792,057,046    8,275,384,866
25.  From Separate Accounts, Segregated Accounts and Protected Cell
     Accounts                                                           62,767,027,053               62,767,027,053   81,072,391,656
26.  TOTALS (Lines 24 and 25)                                           72,931,319,250  372,235,151  72,559,084,099   89,347,776,522
                                                                        ==============  ===========  =============   ===============
                              DETAILS OF WRITE-INS

0901. Derivative Instruments                                               809,274,730                  809,274,730      473,684,990
0902.                                                                                                             0
0903.                                                                                                             0
0998. Summary of remaining write-ins for Line 9 from overflow page                   0            0               0                0
0999. Totals (Lines 0901 thru 0903 plus 0998) (Line 9 above)               809,274,730            0     809,274,730      473,684,990
                                                                        --------------  -----------  --------------  ---------------
2301. Disbursements And Items Not Allocated                                 92,233,652   19,686,849      72,546,803       20,487,358
2302. Other Assets Non-admitted                                             13,549,587   13,549,587               0
2303.                                                                                                             0
2398. Summary of remaining write-ins for Line 23 from overflow page                  0            0               0                0
2399. Totals (Lines 2301 thru 2303 plus 2398) (Line 23 above)              105,783,239   33,236,436      72,546,803       20,487,358
                                                                        --------------  -----------  --------------  ---------------


                                       Q02

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                      LIABILITIES, SURPLUS AND OTHER FUNDS

                                                                                                         1               2
                                                                                                      CURRENT       DECEMBER 31
                                                                                                  STATEMENT DATE    PRIOR YEAR
                                                                                                  --------------  --------------
1.   Aggregate reserve for life contracts $6,516,308,376 less $0
     included in Line 6.3 (including $0 Modco Reserve)                                             6,516,308,376   5,969,928,968
2.   Aggregate reserve for accident and health contracts (including $0 Modco Reserve)                  5,827,502       6,144,796
3.   Liability for deposit-type contracts (including $0 Modco Reserve)                                72,293,910      73,736,294
4.   Contract claims:
     4.1 Life                                                                                         32,543,317      31,117,991
     4.2 Accident and health                                                                             163,252         163,252
5.   Policyholders' dividends $0 and coupons $0 due and unpaid
6.   Provision for policyholders' dividends and coupons payable in following calendar year - estimated amounts:
     6.1 Dividends apportioned for payment (including $0 Modco)                                        2,112,499       2,155,479
     6.2 Dividends not yet apportioned (including $0 Modco)                                                1,083           1,813
     6.3 Coupons and similar benefits (including $0 Modco)
7.   Amount provisionally held for deferred dividend policies not included in Line 6
8.   Premiums and annuity considerations for life and accident and health contracts received in
     advance less $0 discount; including $0 accident and health premiums                               1,178,994       1,759,597
9.   Contract liabilities not included elsewhere:
     9.1 Surrender values on canceled contracts
     9.2 Provision for experience rating refunds, including $0 accident and health experience
         rating refunds                                                                                4,867,486       4,559,997
     9.3 Other amounts payable on reinsurance, including $0 assumed and $12,131,574 ceded             12,131,574      12,396,782
     9.4 Interest Maintenance Reserve                                                                  8,601,191
10.  Commissions to agents due or accrued - life and annuity contracts $53,178,477, accident and
     health $0 and deposit-type contract funds $10,657,221                                            63,835,698      77,097,351
11.  Commissions and expense allowances payable on reinsurance assumed
12.  General expenses due or accrued                                                                  43,989,183      65,631,879
13.  Transfers to Separate Accounts due or accrued (net) (including $1,919,291,474 accrued for
     expense allowances recognized in reserves, net of reinsured allowances)                      (1,979,688,619) (2,471,367,483)
14.  Taxes, licenses and fees due or accrued, excluding federal income taxes                           7,713,033       9,026,084
15.1 Current federal and foreign income taxes, including $0 on realized capital gains (losses)
15.2 Net deferred tax liability
16.  Unearned investment income                                                                        3,364,795       3,374,969
17.  Amounts withheld or retained by company as agent or trustee                                       2,130,860       2,747,116
18.  Amounts held for agents' account, including $2,718,747 agents' credit balances                    2,718,747       3,551,993
19.  Remittances and items not allocated                                                             196,350,315     113,058,494
20.  Net adjustment in assets and liabilities due to foreign exchange rates
21.  Liability for benefits for employees and agents if not included above
22.  Borrowed money $0 and interest thereon $0
23.  Dividends to stockholders declared and unpaid
24.  Miscellaneous liabilities:
     24.1 Asset valuation reserve                                                                      8,773,516      46,854,540
     24.2 Reinsurance in unauthorized companies                                                          569,090         569,090
     24.3 Funds held under reinsurance treaties with unauthorized reinsurers                         904,541,846     646,001,135
     24.4 Payable to parent, subsidiaries and affiliates                                               3,579,229      41,010,841
     24.5 Drafts outstanding                                                                         160,923,225     235,585,278
     24.6 Liability for amounts held under uninsured plans
     24.7 Funds held under coinsurance
     24.8 Payable for securities                                                                     168,079,769     157,135,987
     24.9 Capital notes $0 and interest thereon $0
25.  Aggregate write-ins for liabilities                                                           1,008,123,009     686,554,816
                                                                                                  --------------  --------------
26.  Total Liabilities excluding Separate Accounts business (Lines 1 to 25)                        7,251,032,882   5,718,797,059
                                                                                                  --------------  --------------
27.  From Separate Accounts Statement                                                             62,767,027,053  81,072,391,656
                                                                                                  --------------  --------------
28.  Total Liabilities (Line 26 and 27)                                                           70,018,059,935  86,791,188,715
                                                                                                  --------------  --------------
29.  Common capital stock                                                                              2,500,000       2,500,000
30.  Preferred capital stock
31.  Aggregate write-ins for other than special surplus funds                                        198,191,688     194,430,212
32.  Surplus notes
33.  Gross paid in and contributed surplus                                                         1,486,660,244   1,483,869,203
34.  Aggregate write-ins for special surplus funds                                                             0               0
35.  Unassigned funds (surplus)                                                                      853,672,232     875,788,392
36.  Less treasury stock, at cost:
     36.1 0.000 shares common (value included in Line 29 $0)
     36.2 0.000 shares preferred (value included in Line 30 $0)
37.  Surplus (Total Lines 31 + 32 + 33 + 34 + 35 - 36) (including $0 in Separate Accounts
     Statement)                                                                                    2,538,524,164   2,554,087,807
                                                                                                  --------------  --------------
38.  Totals of Lines 29, 30 and 37                                                                 2,541,024,164   2,556,587,807
                                                                                                  --------------  --------------
39.  Totals of Lines 28 and 38                                                                    72,559,084,099  89,347,776,522
                                                                                                  ==============  ==============

                              DETAILS OF WRITE-INS

2501. Payable on Investment Purchases                                                                603,551,946     277,494,131
2502. Securities Lending Collateral                                                                  382,264,218     393,943,041
2503. Miscellaneous Liabilities                                                                       21,499,665      14,374,836
2598. Summary of remaining write-ins for Line 25 from overflow page                                      807,180         742,808
2599. Totals (Lines 2501 thru 2503 plus 2598) (Line 25 above)                                      1,008,123,009     686,554,816
                                                                                                  --------------  --------------
3101. Gain on Inforce Reinsurance                                                                    198,191,688     194,430,212
3102.
3103.
3198. Summary of remaining write-ins for Line 31 from overflow page                                            0               0
3199. Totals (Lines 3101 thru 3103 plus 3198) (Line 31 above)                                        198,191,688     194,430,212
                                                                                                  --------------  --------------
3401.
3402.
3403.
3498. Summary of remaining write-ins for Line 34 from overflow page                                            0               0
3499. Totals (Lines 3401 thru 3403 plus 3498) (Line 34 above)                                                  0               0
                                                                                                  --------------  --------------


                                      Q03

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SUMMARY OF OPERATIONS
                 (Excluding Unrealized Capital Gains and Losses)

                                                                                        1                 2               3
                                                                                     CURRENT            PRIOR       PRIOR YEAR ENDED
                                                                                   YEAR TO DATE     YEAR TO DATE      DECEMBER 31
                                                                                  --------------   --------------   ----------------
1.  Premiums and annuity considerations for life and accident and health
    contracts                                                                      6,052,581,876    8,282,739,438    10,313,500,934
2.  Considerations for supplementary contracts with life contingencies                    11,038          337,707             1,308
3.  Net investment income                                                            276,218,341      259,841,492       348,436,701
4.  Amortization of Interest Maintenance Reserve (IMR)                                  (542,623)         155,547           (85,931)
5.  Separate Accounts net gain from operations excluding unrealized gains or losses
6.  Commissions and expense allowances on reinsurance ceded                          170,587,082       73,305,748       333,673,768
7.  Reserve adjustments on reinsurance ceded                                         (15,019,532)  (1,305,302,762)   (1,710,404,639)
8.  Miscellaneous Income:
    8.1  Income from fees associated with investment management, administration and contract guarantees
         from Separate Accounts                                                    1,090,085,380    1,152,774,567     1,542,870,222
    8.2  Charges and fees for deposit-type contracts
    8.3  Aggregate write-ins for miscellaneous income                                290,232,249      238,502,899       327,362,310
                                                                                  --------------   --------------    --------------
9.  Totals (Lines 1 to 8.3)                                                        7,864,153,811    8,702,354,636    11,155,354,673
                                                                                  --------------   --------------    --------------
10. Death benefits                                                                   235,633,713      207,292,455       264,572,657
11. Matured endowments (excluding guaranteed annual pure endowments)                     378,996          437,724           585,963
12. Annuity benefits                                                                  61,541,870       53,453,214        77,081,710
13. Disability benefits and benefits under accident and health contracts               3,686,202        4,867,857         6,565,403
14. Coupons, guaranteed annual pure endowments and similar benefits                          112              112               112
15. Surrender benefits and withdrawals for life contracts                          7,797,442,352    6,936,937,436     9,528,807,732
16. Group conversions
17. Interest and adjustments on contract or deposit-type contract funds               20,539,166       11,790,772        15,185,020
18. Payments on supplementary contracts with life contingencies                        2,403,901        2,521,783           436,597
19. Increase in aggregate reserves for life and accident and health contracts        544,249,832      374,117,288       (70,820,932)
                                                                                  --------------   --------------    --------------
20. Totals (Lines 10 to 19)                                                        8,665,876,144    7,591,418,641     9,822,414,262
21. Commissions on premiums, annuity considerations and deposit-type contract
    funds (direct business only)                                                     650,122,356      734,789,557       947,530,167
22. Commissions and expense allowances on reinsurance assumed                         10,361,428       11,624,134        15,387,151
23. General insurance expenses                                                       346,808,743      362,642,805       532,485,369
24. Insurance taxes, licenses and fees, excluding federal income taxes                33,112,822       29,954,410        38,860,768
25. Increase in loading on deferred and uncollected premiums                          (2,706,979)      (4,048,393)          260,323
26. Net transfers to or (from) Separate Accounts net of reinsurance               (1,369,470,595)     143,334,711      (237,153,210)
27. Aggregate write-ins for deductions                                              (271,776,886)    (372,937,692)     (421,179,419)
                                                                                  --------------   --------------    --------------
28. Totals (Lines 20 to 27)                                                        8,062,327,033    8,496,778,173    10,698,605,411
                                                                                  --------------   --------------    --------------
29. Net gain from operations before dividends to policyholders and federal
    income taxes (Line 9 minus Line 28)                                             (198,173,222)     205,576,463       456,749,262
30. Dividends to policyholders                                                         1,745,289        1,368,709         2,025,396
                                                                                  --------------   --------------    --------------
31. Net gain from operations after dividends to policyholders and before
    federal income taxes (Line 29 minus Line 30)                                    (199,918,511)     204,207,754       454,723,866
32. Federal and foreign income taxes incurred (excluding tax on capital gains)       (54,559,952)         775,764        88,448,576
                                                                                  --------------   --------------    --------------
33. Net gain from operations after dividends to policyholders and federal income taxes and before realized capital gains or (losses) (Line 31 minus
    Line 32)                                                                        (145,358,559)     203,431,990       366,275,290
34. Net realized capital gains (losses) (excluding gains (losses) transferred to the IMR) less capital gains tax of $(1,007,713) (excluding taxes of
    $4,940,832 transferred to the IMR)                                                (4,977,175)     (52,326,865)      (81,758,917)
                                                                                  --------------   --------------    --------------
35. Net income (Line 33 plus Line 34)                                               (150,335,734)     151,105,125       284,516,373
                                                                                  ==============   ==============    ==============
                          CAPITAL AND SURPLUS ACCOUNT

36. Capital and surplus, December 31, prior year                                   2,556,587,807    1,667,678,828     1,667,678,828
37. Net income (Line 35)                                                            (150,335,734)     151,105,125       284,516,373
38. Change in net unrealized capital gains (losses) less capital gains tax
    of $(216,191,978)                                                                 88,049,614       28,831,304       262,433,643
39. Change in net unrealized foreign exchange capital gain (loss)                     (1,083,169)      (1,218,607)       (5,386,031)
40. Change in net deferred income tax                                                127,834,429       (1,462,487)      (82,891,431)
41. Change in nonadmitted assets                                                      28,039,890       24,197,283       100,351,204
42. Change in liability for reinsurance in unauthorized companies                                                          (198,327)
43. Change in reserve on account of change in valuation basis, (increase) or
    decrease                                                                                                            236,860,626
44. Change in asset valuation reserve                                                 38,081,024       (2,262,610)       (5,311,017)
45. Change in treasury stock
46. Surplus (contributed to) withdrawn from Separate Accounts during period
47. Other changes in surplus in Separate Accounts Statement
48. Change in surplus notes
49. Cumulative effect of changes in accounting principles
50. Capital changes:
    50.1 Paid in
    50.2 Transferred from surplus (Stock Dividend)
    50.3 Transferred to surplus
51. Surplus adjustment:
    51.1 Paid in                                                                       2,791,041      105,325,230       106,916,036
    51.2 Transferred to capital (Stock Dividend)
    51.3 Transferred from capital
    51.4 Change in surplus as a result of reinsurance
52. Dividends to stockholders                                                       (156,000,000)                      (207,000,000)
53. Aggregate write-ins for gains and losses in surplus                                7,059,262        4,187,691       198,617,903
                                                                                  --------------   --------------    --------------
54. Net change in capital and surplus (Lines 37 through 53)                          (15,563,643)     308,702,929       888,908,979
                                                                                  --------------   --------------    --------------
55. Capital and surplus as of statement date (Lines 36 + 54)                       2,541,024,164    1,976,381,757     2,556,587,807

                              DETAILS OF WRITE-INS

08.301. Miscellaneous Income                                                          96,473,322       10,081,793        83,836,184
08.302. Other Investment Management Fees                                             105,921,916      107,911,436       146,282,607
08.303. Separate Account Loads                                                        87,837,011      120,509,670        97,243,519
08.398. Summary of remaining write-ins for Line 8.3 from overflow page                         0                0                 0
08.399. Totals (Lines 08.301 thru 08.303 plus 08.398) (Line 8.3 above)               290,232,249      238,502,899       327,362,310
                                                                                  --------------   --------------    --------------
2701.   Miscellaneous Deductions                                                       8,821,081       17,404,776        88,244,007
2702.   Change in Provision for Experience Rated Refunds                                 307,488          295,249           350,498
2703.   MODCO Adjustment                                                            (280,905,455)    (390,637,717)     (509,773,924)
2798.   Summary of remaining write-ins for Line 27 from overflow page                          0                0                 0
2799.   Totals (Lines 2701 thru 2703 plus 2798) (Line 27 above)                     (271,776,886)    (372,937,692)     (421,179,419)
                                                                                  --------------   --------------    --------------
5301.   Gain on Inforce Reinsurance                                                    7,059,262        4,187,691       194,430,212
5302.   Correction of Error                                                                                               4,187,691
5303.
5398.   Summary of remaining write-ins for Line 53 from overflow page                          0                0                 0
5399.   Totals (Lines 5301 thru 5303 plus 5398) (Line 53 above)                        7,059,262        4,187,691       198,617,903


                                       Q04

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CASH FLOW

                                                                                                          1                2
                                                                                                    CURRENT YEAR    PRIOR YEAR ENDED
                                                                                                       TO DATE         DECEMBER 31
                                                                                                   --------------   ----------------
                              CASH FROM OPERATIONS

1.  Premiums collected net of reinsurance                                                           6,052,888,155    10,306,169,233
2.  Net investment income                                                                             312,167,754       377,999,856
3.  Miscellaneous income                                                                            1,535,885,179       504,811,552
                                                                                                   --------------    --------------
4.  Total (Lines 1 through 3)                                                                       7,900,941,088    11,188,980,641
5.  Benefit and loss related payments                                                               8,142,531,592    10,132,212,127
6.  Net transfers to Separate Accounts, Segregated Accounts and Protected Cell Accounts            (1,861,149,459)     (193,207,321)
7.  Commissions, expenses paid and aggregate write-ins for deductions                                 159,893,282       329,862,605
8.  Dividends paid to policyholders                                                                     1,788,999         2,278,489
9.  Federal and foreign income taxes paid (recovered) net of $0 tax on capital gains (losses)         (31,256,237)       57,670,575
                                                                                                   --------------    --------------
10. Total (Lines 5 through 9)                                                                       6,411,808,177    10,328,816,475
11. Net cash from operations (Line 4 minus Line 10)                                                 1,489,132,911       860,164,166

                              CASH FROM INVESTMENTS

12. Proceeds from investments sold, matured or repaid:
    12.1  Bonds                                                                                       582,293,552     1,526,875,013
    12.2  Stocks                                                                                       34,873,920       149,355,558
    12.3  Mortgage loans                                                                                9,785,787        63,357,391
    12.4  Real estate
    12.5  Other invested assets                                                                           102,631
    12.6  Net gains or (losses) on cash, cash equivalents and short-term investments                                           (117)
    12.7  Miscellaneous proceeds                                                                      176,784,737       (32,175,038)
                                                                                                   --------------    --------------
    12.8  Total investment proceeds (Lines 12.1 to 12.7)                                              803,840,626     1,707,412,807
13. Cost of investments acquired (long-term only):
    13.1  Bonds                                                                                       816,074,661     2,269,295,352
    13.2  Stocks                                                                                       19,856,227       214,966,911
    13.3  Mortgage loans                                                                              217,832,193       253,365,289
    13.4  Real estate                                                                                                     2,780,944
    13.5  Other invested assets                                                                         1,293,662         9,709,586
    13.6  Miscellaneous applications                                                                  335,589,740       374,709,754
                                                                                                   --------------    --------------
    13.7  Total investments acquired (Lines 13.1 to 13.6)                                           1,390,646,482     3,124,827,836
                                                                                                   --------------    --------------
14. Net increase (decrease) in contract loans and premium notes                                        12,792,153        19,142,502
15. Net cash from investments (Line 12.8 minus Line 13.7 and Line 14)                                (599,598,009)   (1,436,557,531)

                  CASH FROM FINANCING AND MISCELLANEOUS SOURCES

16. Cash provided (applied):
    16.1  Surplus notes, capital notes
    16.2  Capital and paid in surplus, less treasury stock                                                              100,000,000
    16.3  Borrowed funds
    16.4  Net deposits on deposit-type contracts and other insurance liabilities                       (1,442,384)       (7,049,051)
    16.5  Dividends to stockholders                                                                   156,000,000        57,725,663
    16.6  Other cash provided (applied)                                                               200,107,446       638,802,795
                                                                                                   --------------    --------------
17. Net cash from financing and miscellaneous sources (Lines 16.1 to 16.4 minus Line 16.5 plus
    Line 16.6)                                                                                         42,665,062       674,028,081
                                                                                                   --------------    --------------
       RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

18. Net change in cash, cash equivalents and short-term investments (Line 11 plus Line 15 plus
    Line 17)                                                                                          932,199,964        97,634,716
19. Cash, cash equivalents and short-term investments:
    19.1  Beginning of year                                                                           565,282,946       467,648,229
    19.2  End of period (Line 18 plus Line 19.1)                                                    1,497,482,910       565,282,946

Note: Supplemental disclosures of cash flow information for non-cash transactions:

20.0001


                                       Q05

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    EXHIBIT 1
                   DIRECT PREMIUMS AND DEPOSIT-TYPE CONTRACTS

                                                                                         1                2                 3
                                                                                   CURRENT YEAR      PRIOR YEAR     PRIOR YEAR ENDED
                                                                                      TO DATE          TO DATE         DECEMBER 31
                                                                                  --------------   --------------   ----------------
 1. Industrial life
 2. Ordinary life insurance                                                        1,132,939,011    1,092,871,753     1,508,989,616
 3. Ordinary individual annuities                                                  5,373,374,129    7,303,630,038     9,531,608,981
 4. Credit life (group and individual)
 5. Group life insurance                                                                 640,631        3,039,747         3,226,401
 6. Group annuities                                                                       11,300           24,000            24,000
 7. A&H - group
 8. A&H - credit (group and individual)
 9. A&H - other                                                                          799,413          877,756         1,151,364
10. Aggregate of all other lines of business                                                   0                0                 0
                                                                                   -------------    -------------    --------------
11. Subtotal                                                                       6,507,764,484    8,400,443,294    11,045,000,362
12. Deposit-type contracts
                                                                                   -------------    -------------    --------------
13. Total                                                                          6,507,764,484    8,400,443,294    11,045,000,362
                                                                                   =============    =============    ==============
                              DETAILS OF WRITE-INS

1001.
1002.
1003.
1098. Summary of remaining write-ins for Line 10 from overflow page                            0                0                 0
1099. Total (Lines 1001 thru 1003 plus 1098) (Line 10 above)                                   0                0                 0


                                       Q06

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     No significant change.

NOTE 2 - ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS

     No significant change.

NOTE 3 - BUSINESS COMBINATIONS AND GOODWILL

     No significant change.

NOTE 4 - DISCONTINUED OPERATIONS

     No significant change.

NOTE 5 - INVESTMENTS

     No significant change.

NOTE 6 - JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

     No significant change.

NOTE 7 - INVESTMENT INCOME

     No significant change.

NOTE 8 - DERIVATIVE INSTRUMENTS

     CREDIT RISK

     The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10 million. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Dealers Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has $13,837,544 of incurred losses on derivative instruments due to counterparty nonperformance.

NOTE 9 - INCOME TAXES

     No significant change.

NOTE 10 - INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

     No significant change.

NOTE 11 - DEBT

     No significant change.

NOTE 12 - RETIREMENT PLANS, DEFERRED COMPENSATION, POSTEMPLOYMENT BENEFITS AND COMPENSATED ABSENCES AND OTHER POSTRETIREMENT BENEFIT PLANS

     No significant change.


                                       Q07

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

NOTE 13 - CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS

     No significant change.

NOTE 14 - CONTINGENCIES

     The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

     For additional information, please refer to the current and periodic reports filed by The Hartford with the United States Securities and Exchange Commission.

NOTE 15 - LEASES

     No significant change.

NOTE 16 - INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

     No significant change.

NOTE 17 - SALE, TRANSFER AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

C. NONE

NOTE 18 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED PLANS AND THE UNINSURED PORTION OF PARTIALLY INSURED PLANS

     No significant change.

NOTE 19 - DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     No significant change.

NOTE 20 - OTHER ITEMS

     FINANCIAL MARKET DISRUPTION

     Financial markets in the United States and elsewhere have been experiencing extreme and unprecedented volatility and disruption. These circumstances have increased the Company's exposure to financial and capital markets risk, including changes in interest rates, credit spreads, equity prices and foreign exchanges rates.

     Losses due to defaults by others, including issuers of investment securities (which include structured securities such as commercial mortgage backed securities and residential mortgage backed securities or other high yielding bonds) or reinsurance and derivative instrument counterparties, could adversely affect the value of the Company's investments, results of operations, financial conditions or cash flows.

     This unprecedented market volatility and general decline in the equity markets has directly affected the Company's results and investment portfolio. The Company's investment portfolio includes investment securities in the financial services sector that have experienced defaults. Those defaults and the recent widening of credit spreads have adversely affected the market value of the Company's investment portfolio and contributed to an increase in realized losses on other-than-temporary impairment of securities. In addition, the Company has incurred losses on derivative instruments due to counterparty nonperformance. These losses were a result of the counterparty defaulting on the settlement of its open collateral calls as well as amounts that were below contractually determined thresholds.

NOTE 21 - EVENTS SUBSEQUENT

     INVESTMENT BY ALLIANZ SE IN THE HARTFORD FINANCIAL SERVICES GROUP, INC.

     On October 17, 2008, the Company's ultimate parent company The Hartford entered into an Investment Agreement (the "Investment Agreement"), with Allianz SE ("Allianz") under which, among other things, The Hartford agreed to issue and sell in a private placement to Allianz for aggregate cash consideration of $2.5 billion: (i) $1.75 billion of The Hartford's 10% Fixed-to-Floating Rate Junior Subordinated Debentures due 2068 (the "Debentures"); (ii) 6,048,387 shares of The Hartford's Series D Non-Voting Contingent Convertible Preferred Stock (the "Series D Preferred Stock"), initially convertible (as discussed below) into 24,193,548 shares of The Hartford's common stock at an issue price of $31.00 per share; and (iii) warrants (the "Warrants")


                                      Q07.1

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

     to purchase The Hartford's Series B Non-Voting Contingent Convertible Preferred Stock (the "Series B Preferred Stock") and Series C Non-Voting Contingent Convertible Preferred Stock (the "Series C Preferred Stock" and, together with the Series B Preferred Stock and the Series D Preferred Stock, the "Preferred Stock") structured to entitle Allianz, upon receipt of necessary approvals, to purchase 69,115,324 shares of Common Stock at an initial exercise price of $25.32 per share. The private placement closed on October 17, 2008.

     Exercise of the Warrants and conversion of the Preferred Stock are subject to receipt of specified governmental and regulatory approvals. In addition, the conversion into 34,308,872 shares of Common Stock of the Series C Preferred Stock underlying certain of the Warrants is subject to the approval of The Hartford's stockholders in accordance with applicable regulations of the New York Stock Exchange.

     DEBENTURES

     The 10% Fixed-to-Floating Rate Junior Subordinated Debentures due 2068 bear interest at an annual fixed rate of 10% from the date of issuance to, but excluding, October 15, 2018, payable semi-annually in arrears on April 15 and October 15. From and including October 15, 2018, the debentures will bear interest at an annual rate, reset quarterly, equal to three-month LIBOR plus 6.824%, payable quarterly in arrears. The Hartford has the right, on one or more occasions, to defer the payment of interest on the debentures. The Hartford may defer interest for up to ten consecutive years without giving rise to an event of default. Deferred interest will accumulate additional interest at an annual rate equal to the annual interest rate then applicable to the debentures. If The Hartford defers interest for five consecutive years or, if earlier, pays current interest during a deferral period, which may be paid from any source of funds, The Hartford will be required to pay deferred interest from proceeds from the sale of certain qualifying securities.

     In connection with the offering of the debentures, The Hartford entered into a "replacement capital covenant" for the benefit of holders of one or more designated series of The Hartford 's indebtedness, initially The Hartford's 6.1% notes due 2041. Under the terms of the replacement capital covenant, if The Hartford redeems the debentures at any time prior to October 15, 2048 it can only do so with the proceeds from the sale of certain qualifying replacement securities. Subject to the replacement capital covenant, The Hartford can redeem the debentures at its option, in whole or in part, at any time on or after October 15, 2018 at a redemption price of 100% of the principal amount being redeemed plus accrued but unpaid interest.

     PREFERRED STOCK

     Each share of Preferred Stock is initially convertible into four shares of Common Stock, subject to receipt of specified governmental, regulatory and other approvals (including receipt of stockholder approval as described above in the case of the Series C Preferred Stock), which vary by Series. The conversion ratio under the Preferred Stock is subject to adjustment in certain circumstances.

     WARRANTS

     Subject to receipt of specified governmental, regulatory and other approvals, the Warrants are exercisable to purchase 69,115,324 shares of Common Stock at an initial exercise price of $25.32 per share. Pending receipt of such approvals, the Warrants are immediately exercisable for the Series B Preferred Stock and the Series C Preferred Stock, which are initially convertible, in the aggregate, into such number of shares of Common Stock. The exercise price under the Warrants is subject to adjustment in certain circumstances. The Warrants have a term of seven years.

NOTE 22 - REINSURANCE

     No significant change.

NOTE 23 - RETROSPECTIVELY RATED CONTRACTS & CONTRACTS SUBJECT TO REDETERMINATION

     No significant change.

NOTE 24 - CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

     No significant change.

NOTE 25 - INTERCOMPANY POOLING ARRANGEMENTS

     No significant change.

NOTE 26 - STRUCTURED SETTLEMENTS

     No significant change.

NOTE 27 - HEALTH CARE RECEIVABLES

     No significant change.

NOTE 28 - PARTICIPATING POLICIES

     No significant change.


                                      Q07.2

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

NOTE 29 - PREMIUM DEFICIENCY RESERVES

     No significant change.

NOTE 30 - RESERVES FOR LIFE CONTRACTS AND DEPOSIT-TYPE CONTRACTS

     No significant change.

NOTE 31 - ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     No significant change.

NOTE 32 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     No significant change.

NOTE 33 - SEPARATE ACCOUNTS

     No significant change.

NOTE 34 - LOSS/CLAIM ADJUSTMENT EXPENSES

     No significant change.


                                      Q07.3

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                       GENERAL INTERROGATORIES

   (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                                                   PART 1 - COMMON INTERROGATORIES

                                                               GENERAL

1.1  Did the reporting entity experience any material transactions requiring the filing of Disclosure of
     Material Transactions with the State of Domicile, as required by the Model Act?                                  Yes |X| No |_|

1.2  If yes, has the report been filed with the domiciliary state?                                                    Yes |X| No |_|

2.1  Has any change been made during the year of this statement in the charter, by-laws, articles of
     incorporation, or deed of settlement of the reporting entity?                                                    Yes |_| No |X|

2.2  If yes, date of change:

3.   Have there been any substantial changes in the organizational chart since the prior quarter end?                 Yes |_| No |X|
     If yes, complete the Schedule Y-Part 1 - Organizational chart.

4.1  Has the reporting entity been a party to a merger or consolidation during the period covered by this
     statement?                                                                                                       Yes |_| No |X|

4.2  If yes, provide name of entity, NAIC Company Code, and state of domicile (use two letter state abbreviation) for any entity that has ceased to exist as a result of the merger or consolidation.

                                            1                                             2            3
                                                                                        NAIC       STATE OF
                                     NAME OF ENTITY                                 COMPANY CODE   DOMICILE
     ----------------------------------------------------------------------------   ------------   --------

5.   If the reporting entity is subject to a management agreement, including third-party administrator(s), managing general agent(s), attorney-in-fact, or similar agreement, have there been any significant
     changes regarding the terms of the agreement or principals involved? If yes, attach an explanation.      Yes |_| No |X| N/A |_|
     ______________________________________________________________________________________________________
     ______________________________________________________________________________________________________

6.1  State as of what date the latest financial examination of the reporting entity was made or is being
     made.                                                                                                    12/31/2007

6.2  State the as of date that the latest financial examination report became available from either the state of domicile or the reporting entity. This date should be the date of the examined balance sheet
     and not the date the report was completed or released.                                                   12/31/2002

6.3  State as of what date the latest financial examination report became available to other states or the public from either the state of domicile or the reporting entity. This is the release date or
     completion date of the examination report and not the date of the examination (balance sheet date).      01/16/2004

6.4  By what department or departments?

     ------------------------------------------------------------------------------------------------------
     Connecticut State Insurance Department
     ------------------------------------------------------------------------------------------------------

6.5  Have all financial statement adjustments within the latest financial examination report been accounted
     for in a subsequent financial statement filed with Departments?                                          Yes |_| No |_| N/A |X|

6.6  Have all of the recommendations within the latest financial examination report been complied with?       Yes |X| No |_| N/A |_|

7.1  Has this reporting entity had any Certificates of Authority, licenses or registrations (including corporate registration, if applicable) suspended or revoked by any governmental entity during the
     reporting period?                                                                                                Yes |_| No |X|

7.2  If yes, give full information:
     ______________________________________________________________________________________________________
     ______________________________________________________________________________________________________

8.1  Is the company a subsidiary of a bank holding company regulated by the Federal Reserve Board?                    Yes |_| No |X|

8.2  If response to 8.1 is yes, please identify the name of the bank holding company.
     ______________________________________________________________________________________________________
     ______________________________________________________________________________________________________

8.3  Is the company affiliated with one or more banks, thrifts or securities firms?                                   Yes |X| No |_|

8.4  If the response to 8.3 is yes, please provide below the names and location (city and state of the main office) of any affiliates regulated by a federal regulatory services agency [i.e. the Federal Reserve
     Board (FRB), the Office of the Comptroller of the Currency (OCC), the Office of Thrift Supervision
     (OTS), the Federal Deposit Insurance Corporation (FDIC) and the Securities Exchange Commission (SEC)]
     and identify the affiliate's primary federal regulator].

                            1                                    2              3     4     5      6     7
                     AFFILIATE NAME                   LOCATION (CITY, STATE)   FRB   OCC   OTS   FDIC   SEC
     -----------------------------------------------------------------------   ---   ---   ---   ----   ---
     Hartford Equity Sales Company, Inc.              Simsbury, CT                                      YES
     Hartford Securities Distribution Company, Inc.   Simsbury, CT                                      YES
     Hartford Investment Financial Services, LLC      Simsbury, CT                                      YES
     Planco Financial Services, Inc.                  Wayne, PA                                         YES
     Woodbury Financial Services, Inc.                Woodbury, MN                                      YES

9.1  Are the senior officers (principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) of the reporting entity
     subject to a code of ethics, which includes the following standards?                                             Yes |X| No |_|

     (a)  Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (b)  Full, fair, accurate, timely and understandable disclosure in the periodic reports required to be filed by the reporting entity;

     (c)  Compliance with applicable governmental laws, rules and regulations;

     (d)  The prompt internal reporting of violations to an appropriate person or persons identified in the code; and

     (e)  Accountability for adherence to the code.

9.11 If the response to 9.1 is No, please explain:
     ______________________________________________________________________________________________________
     ______________________________________________________________________________________________________

9.2  Has the code of ethics for senior managers been amended?                                                         Yes |_| No |X|


                                       Q08

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                       GENERAL INTERROGATORIES

 (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                                                   PART 1 - COMMON INTERROGATORIES

9.21 If the response to 9.2 is Yes, provide information related to amendment(s).
     ______________________________________________________________________________________________________
     ______________________________________________________________________________________________________

9.3  Have any provisions of the code of ethics been waived for any of the specified officers?                         Yes |_| No |X|

9.31 If the response to 9.3 is Yes, provide the nature of any waiver(s).
     ______________________________________________________________________________________________________
     ______________________________________________________________________________________________________

                                                              FINANCIAL

10.1 Does the reporting entity report any amounts due from parent, subsidiaries or affiliates on Page 2 of
     this statement?                                                                                                  Yes |X| No |_|

10.2 If yes, indicate any amounts receivable from parent included in the Page 2 amount:                                   $4,995,413

                                                             INVESTMENT

11.1 Were any of the stocks, bonds, or other assets of the reporting entity loaned, placed under option agreement, or otherwise made available for use by another person? (Exclude securities under securities
     lending agreements.)                                                                                             Yes |X| No |_|

11.2 If yes, give full and complete information relating thereto:

     ------------------------------------------------------------------------------------------------------
     $126,170,855  representing two highly rated bonds pledged as collateral for derivative activities.
     ------------------------------------------------------------------------------------------------------

12.  Amount of real estate and mortgages held in other invested assets in Schedule BA:                                    $        0

13.  Amount of real estate and mortgages held in short-term investments:                                                  $        0

14.1 Does the reporting entity have any investments in parent, subsidiaries and affiliates?                           Yes |X| No |_|

14.2 If yes, please complete the following:

                                                                                                        1               2
                                                                                                PRIOR YEAR-END   CURRENT QUARTER
                                                                                                 BOOK/ADJUSTED    BOOK/ADJUSTED
                                                                                                CARRYING VALUE   CARRYING VALUE
                                                                                                -------------------------------
     14.21   Bonds                                                                                 $        0       $        0
     14.22   Preferred Stock                                                                       $        0       $        0
     14.23   Common Stock                                                                          $6,662,714       $6,707,558
     14.24   Short-Term Investments                                                                $        0       $        0
     14.25   Mortgage Loans on Real Estate                                                         $        0       $        0
     14.26   All Other                                                                             $        0       $        0
                                                                                                   ----------       ----------
     14.27   Total Investment in Parent, Subsidiaries and Affiliates (Subtotal Lines 14.21 to
             14.26)                                                                                $6,662,714       $6,707,558
     14.28   Total Investment in Parent included in Lines 14.21 to 14.26 above                     $        0       $        0

15.1 Has the reporting entity entered into any hedging transactions reported on Schedule DB?                          Yes |X| No |_|

15.2 If yes, has a comprehensive description of the hedging program been made available to the
     domiciliary state?                                                                                               Yes |X| No |_|

     If no, attach a description with this statement.

16.  Excluding items in Schedule E, real estate, mortgage loans and investments held physically in the reporting entity's offices, vaults or safety deposit boxes, were all stocks, bonds and other securities, owned throughout the current year held pursuant to a custodial agreement with a qualified bank or trust company in accordance with Section 3, III. Conducting Examinations, G-Custodial or
     Safekeeping Agreements of the NAIC Financial Condition Examiners Handbook?                                       Yes |X| No |_|

     16.1 For all agreements that comply with the requirements of the NAIC Financial Condition Examiners
          Handbook, complete the following:

                       1                                      2
             NAME OF CUSTODIAN(S)                     CUSTODIAN ADDRESS
          ----------------------------------------------------------------------------
          JP Morgan Chase Bank, N.A.   4 New York Plaza, 15th Floor, New York NY 10004
          The Bank of New York         101 Barclay St., 8 West, New York, NY  10286
          The Bank of New York         32 Old Slip, 15th Floor, New York, NY  10286

     16.2 For all agreements that do not comply with the requirements of the NAIC Financial Condition
          Examiners Handbook, provide the name, location and a complete explanation.

                              1                           2                                    3
                           NAME(S)                   LOCATION(S)                COMPLETE EXPLANATION(S)
          --------------------------------   ------------------------   -----------------------------------

     16.3 Have there been any changes, including name changes, in the custodian(s) identified in 16.1
          during the current quarter?                                                                                 Yes |_| No |X|

     16.4 If yes, give full and complete information relating thereto:

                         1                          2                           3                       4
                   OLD CUSTODIAN              NEW CUSTODIAN              DATE OF CHANGE              REASON
          --------------------------------   ------------------------   -----------------------   ---------

     16.5 Identify all investment advisors, broker/dealers or individuals acting on behalf of broker/dealers that have access to the investment accounts, handle securities and have authority to make investments on behalf of the reporting entity:

                         1                          2                                                  3
          CENTRAL REGISTRATION DEPOSITORY        NAME(S)                                            ADDRESS
          --------------------------------   ------------------------   ------------------------   --------


                                       Q08.1

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                       GENERAL INTERROGATORIES

   (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                                                   PART 1 - COMMON INTERROGATORIES

17.1 Have all the filing requirements of the Purposes and Procedures Manual of the NAIC Securities
     Valuation Office been followed?                                                                                  Yes |_| No |X|

17.2 If no, list exceptions:

     CUSIP#594457C*2 MICHIGAN CONSOLIDATED GAS COMPANY
     ______________________________________________________________________________________________________
     ______________________________________________________________________________________________________


                                      Q08.2

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                       GENERAL INTERROGATORIES (CONTINUED)

                             PART 2 - LIFE & HEALTH

1.  Report the statement value of mortgage loans at the end of this reporting period for the following categories:       1
1.1 Long-term mortgages in good standing                                                                              Amount
    1.11 Farm mortgages                                                                                            $ 58,903,259
    1.12 Residential mortgages                                                                                     $
    1.13 Commercial mortgages                                                                                      $498,901,771
    1.14 Total mortgages in good standing                                                                          $557,805,030
1.2 Long-term mortgages in good standing with restructured terms
    1.21 Total mortgages in good standing with restructured terms                                                  $
1.3 Long-term mortgage loans upon which interest is overdue more than three months
    1.31 Farm mortgages                                                                                            $
    1.32 Residential mortgages                                                                                     $
    1.33 Commercial mortgages                                                                                      $
    1.34 Total mortgages with interest overdue more than three months                                              $          0
1.4 Long-term mortgage loans in process of foreclosure
    1.41 Farm mortgages                                                                                            $
    1.42 Residential mortgages                                                                                     $
    1.43 Commercial mortgages                                                                                      $
    1.44 Total mortgages in process of foreclosure                                                                 $          0
1.5 Total mortgage loans (Lines 1.14 + 1.21 + 1.34 + 1.44) (Page 2, Column 3, Lines 3.1 + 3.2)                     $557,805,030
1.6 Long-term mortgages foreclosed, properties transferred to real estate in current quarter
    1.61 Farm mortgages                                                                                            $
    1.62 Residential mortgages                                                                                     $
    1.63 Commercial mortgages                                                                                      $
    1.64 Total mortgages foreclosed and transferred to real estate                                                 $          0


                                       Q09

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                         SCHEDULE S - CEDED REINSURANCE

           Showing All New Reinsurance Treaties - Current Year to Date

          1              2          3                              4                                5            6           7
        NAIC          FEDERAL                                                                                 TYPE OF   IS INSURER
      COMPANY           ID      EFFECTIVE                                                                   REINSURANCE AUTHORIZED?
        CODE          NUMBER      DATE                     NAME OF REINSURER                    LOCATION       CEDED    (YES OR NO)
-----------------------------------------------------------------------------------------------------------------------------------
LIFE NON-AFFILIATES
82627               06-0839705 07/24/2008 Swiss Re Life & Health America Inc. of Hartford, CT Hartford, CT Coinsurance.     YES


                                       Q10

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                SCHEDULE T - PREMIUMS AND ANNUITY CONSIDERATIONS

           Current Year to Date - Allocated by States and Territories

                                  1                                        DIRECT BUSINESS ONLY
                                      ----------------------------------------------------------------------------------------------
                                                LIFE CONTRACTS
                                      -----------------------------            4                 5              6            7
                                             2             3         ACCIDENT AND HEALTH
                                                                     INSURANCE PREMIUMS,                      TOTAL
                               ACTIVE LIFE INSURANCE    ANNUITY     INCLUDING POLICY, MEM-      OTHER        COLUMNS    DEPOSIT-TYPE
      STATES, ETC.             STATUS    PREMIUMS    CONSIDERATIONS BERSHIP AND OTHER FEES CONSIDERATIONS  2 THROUGH 5    CONTRACTS
------------------------------------- -------------- -------------- ---------------------- -------------- ------------- ------------
   1. Alabama               AL    L        7,341,818                           2,997           93,239,516   100,584,331
   2. Alaska                AK    L        2,140,012                             565            7,722,065     9,862,641
   3. Arizona               AZ    L       30,112,469    1,101,365             15,881           80,911,288   112,141,003
   4. Arkansas              AR    L        7,795,962      321,502              2,004           83,873,014    91,992,482
   5. California            CA    L      122,928,126    8,162,132            102,178          707,811,777   839,004,213
   6. Colorado              CO    L       25,252,942    1,976,773              5,008           62,500,930    89,735,653
   7. Connecticut           CT    L       24,421,540      984,151                210           75,436,287   100,842,188
   8. Delaware              DE    L       11,134,285      183,169                              15,515,326    26,832,780
   9. District of
      Columbia              DC    L        2,654,168                                           10,442,376    13,096,544
  10. Florida               FL    L       69,389,088    8,426,331             38,377          421,660,679   499,514,476
  11. Georgia               GA    L       29,757,295    1,146,731              8,399          119,133,959   150,046,384
  12. Hawaii                HI    L        7,536,176       23,986              1,398           36,943,828    44,505,388
  13. Idaho                 ID    L        3,674,038      535,832              2,786           21,341,589    25,554,246
  14. Illinois              IL    L       66,305,205    3,416,129             39,048          206,010,198   275,770,581
  15. Indiana               IN    L       16,560,720    1,241,329             13,076           98,667,679   116,482,804
  16. Iowa                  IA    L       10,382,712      485,165             46,636           83,467,673    94,382,186
  17. Kansas                KS    L       13,334,223      950,208              2,544           63,355,820    77,642,795
  18. Kentucky              KY    L        8,249,277       31,629             13,290           50,563,555    58,857,751
  19. Louisiana             LA    L       22,217,999      330,097             13,365           96,837,317   119,398,777
  20. Maine                 ME    L        1,683,094      258,549                488           27,211,047    29,153,177
  21. Maryland              MD    L       24,771,025    1,218,401                331          153,568,329   179,558,086
  22. Massachusetts         MA    L       19,474,613    1,214,306                806          108,662,473   129,352,198
  23. Michigan              MI    L       33,833,277    2,200,440             31,396          140,115,275   176,180,388
  24. Minnesota             MN    L       40,635,281    1,413,911             69,580          138,375,950   180,494,722
  25. Mississippi           MS    L        7,985,706      216,045              4,590           39,131,560    47,337,902
  26. Missouri              MO    L       34,470,669    2,098,600             14,330          124,261,483   160,845,081
  27. Montana               MT    L        2,545,527      111,532              2,832            9,946,317    12,606,208
  28. Nebraska              NE    L        7,093,504      874,132             10,192           50,042,517    58,020,345
  29. Nevada                NV    L       10,334,549      397,528              5,834           44,094,887    54,832,797
  30. New Hampshire         NH    L        4,412,491      427,854                              28,316,152    33,156,497
  31. New Jersey            NJ    L       30,551,583    1,484,304                241          117,495,635   149,531,763
  32. New Mexico            NM    L        5,608,919       52,142              2,526           20,586,224    26,249,811
  33. New York              NY    N        9,980,796      117,764              1,420           13,640,141    23,740,121
  34. North Carolina        NC    L       59,424,691    2,354,662             36,504          148,748,527   210,564,385
  35. North Dakota          ND    L        7,847,682      233,312              4,974           13,980,974    22,066,941
  36. Ohio                  OH    L       35,077,523    1,461,481             17,518          149,286,853   185,843,374
  37. Oklahoma              OK    L       15,496,120      971,226              7,883           56,296,324    72,771,553
  38. Oregon                OR    L       12,054,653      935,648              4,973           94,064,004   107,059,278
  39. Pennsylvania          PA    L       46,087,417    2,959,779              1,571          192,182,342   241,231,109
  40. Rhode Island          RI    L        2,243,782      270,673              3,069           15,410,909    17,928,433
  41. South Carolina        SC    L       14,315,587      796,380              3,109          103,579,046   118,694,121
  42. South Dakota          SD    L       11,707,936      140,465              7,324           14,419,035    26,274,759
  43. Tennessee             TN    L       18,509,938      980,484             12,479          146,327,601   165,830,502
  44. Texas                 TX    L       87,414,297    6,468,481             14,784          365,870,571   459,768,134
  45. Utah                  UT    L        5,844,010      612,438              1,461           23,037,562    29,495,472
  46. Vermont               VT    L        5,156,609      538,633                              18,488,024    24,183,267
  47. Virginia              VA    L       32,869,526    2,252,005              4,236          182,658,436   217,784,203
  48. Washington            WA    L       23,869,365    2,581,943              8,745          142,838,153   169,298,207
  49. West Virginia         WV    L        8,181,855      376,745              4,122           36,285,967    44,848,689
  50. Wisconsin             WI    L       24,221,325    4,813,822            213,743          168,144,840   197,393,729
  51. Wyoming               WY    L        3,154,017      490,604                654            5,551,111     9,196,386
  52. American Samoa        AS    N                                                                                   0
  53. Guam                  GU    N           11,061                                                             11,061
  54. Puerto Rico           PR    L           83,323                                              103,600       186,923
  55. US Virgin Islands     VI    L            6,298                                                              6,298
  56. Northern Mariana
      Islands               MP    N                                                                                   0
  57. Canada                CN    N           13,000                                                             13,000
  58. Aggregate Other
      Alien                 OT   XXX       4,614,447            0                541            1,210,496     5,825,484       0
  59. Subtotal                 (a) 52  1,132,773,551   70,640,819            800,016        5,229,367,240 6,433,581,626       0
  90. Reporting entity
      contributions for
      employee benefit
      plans                      XXX                                                                                  0
  91. Dividends or refunds
      applied to purchase
      paid-up additions and
      annuities                  XXX           2,883        2,234                                                 5,117
  92. Dividends or refunds
      applied to shorten
      endowment or premium
      paying period              XXX                                                                                  0
  93. Premium or annuity
      considerations waived
      under disability or
      other contract
      provisions                 XXX         611,698                               6                            611,704
  94. Aggregate other amounts
      not allocable by State     XXX               0            0                  0                    0             0       0
  95. Totals (Direct Business)   XXX   1,133,388,132   70,643,053            800,022        5,229,367,240 6,434,198,447       0
  96. Plus Reinsurance Assumed   XXX     110,678,403   29,129,121                              82,163,261   221,970,785
  97. Totals (All Business)      XXX   1,244,066,535   99,772,174            800,022        5,311,530,501 6,656,169,232       0
  98. Less Reinsurance Ceded     XXX     489,846,553                           1,411           99,066,944   588,914,908
  99. Totals (All Business)
      less Reinsurance Ceded     XXX     754,219,982   99,772,174            798,611        5,212,463,557 6,067,254,324       0

                                                        DETAILS OF WRITE-INS

5801. Other Foreign              XXX       4,614,447                             541            1,210,496     5,825,484
5802.                            XXX                                                                                  0
5803.                            XXX                                                                                  0
5898. Summary of remaining
      write-ins for line 58
      from overflow page         XXX               0            0                  0                    0             0       0
5899. Total (Lines 5801 thru
      5803 plus 5898)
      (Line 58 above)            XXX       4,614,447            0                541            1,210,496     5,825,484       0
9401.                            XXX                                                                                  0
9402.                            XXX                                                                                  0
9403.                            XXX                                                                                  0
9498. Summary of remaining
      write-ins for line 94
      from overflow page         XXX               0            0                  0                    0             0       0
9499. Total (Lines 9401 thru
      9403 plus 9498)
      (Line 94 above)            XXX               0            0                  0                    0             0       0

(a)  Insert the number of L responses except for Canada and Other Alien.


                                       Q11

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

            SCHEDULE Y - INFORMATION CONCERNING ACTIVITIES OF INSURER
                       MEMBERS OF A HOLDING COMPANY GROUP

                          PART 1 - ORGANIZATIONAL CHART

                                      NONE


                                       Q12

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

               SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES

The following supplemental reports are required to be filed as part of your statement filing. However, in the event that your company does not transact the type of business for which the special report must be filed, your response of NO to the specific interrogatory will be accepted in lieu of filing a "NONE" report and a bar code will be printed below. If the supplement is required of your company but is not being filed for whatever reason, enter SEE EXPLANATION and provide an explanation following the interrogatory questions.

                                                                                   RESPONSE
                                                                                   --------
1.   Will the Trusteed Surplus Statement be filed with the state of domicile and
     the NAIC with this statement?                                                    NO

2.   Will the Medicare Part D Coverage Supplement be filed with the state of
     domicile and the NAIC with this statement?                                       NO

3.   Will the Reasonableness of Assumptions Certification required by Actuarial
     Guideline XXXV be filed with the state of domicile and electronically with
     the NAIC?                                                                        NO

4.   Will the Reasonableness and Consistency of Assumptions Certification
     required by Actuarial Guideline XXXV be filed with the state of domicile
     and electronically with the NAIC?                                                NO

5.   Will the Reasonableness of Assumptions Certification for Implied Guaranteed
     Rate Method required by Actuarial Guideline XXXVI be filed with the state
     of domicile and electronically with the NAIC?                                    NO

6.   Will the Reasonableness and Consistency of Assumptions Certification
     required by Actuarial Guideline XXXVI (Updated Average Market Value) be
     filed with the state of domicile and electronically with the NAIC?               NO

7.   Will the Reasonableness and Consistency of Assumptions Certification
     required by Actuarial Guideline XXXVI (Updated Market Value) be filed with
     the state of domicile and electronically with the NAIC?                          NO

EXPLANATIONS:

BAR CODE:

    *71153200849000003*   *71153200844700003*
    *71153200836500003*   *71153200844800003*
    *71153200844500003*   *71153200844900003*
    *71153200844600003*


                                       Q13

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                           OVERFLOW PAGE FOR WRITE-INS

ADDITIONAL WRITE-INS FOR LIABILITIES:

                                                                     1               2
                                                                  CURRENT       DECEMBER 31
                                                              STATEMENT DATE    PRIOR YEAR
                                                              --------------    -----------

2504.   Interest On Policy Or Contract Funds Due Or Accrued       807,180         742,808
2597.   Summary of remaining write-ins for Line 25                807,180         742,808


                                       Q14

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            SCHEDULE A - VERIFICATION

                                   Real Estate

                                                                                                 1                2
                                                                                                          PRIOR YEAR ENDED
                                                                                           YEAR TO DATE      DECEMBER 31
                                                                                           ------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                                 27,569,379       25,667,436
 2. Cost of acquired:
    2.1 Actual cost at time of acquisitions
    2.2 Additional investment made after acquisitions                                                         2,780,944
 3. Current year change in encumbrances
 4. Total gain (loss) on disposals
 5. Deduct amounts received on disposals
 6. Total foreign exchange change in book/adjusted carrying value
 7. Deduct current year's other than temporary impairment recognized
 8. Deduct current year's depreciation                                                         478,778          879,001
                                                                                            ----------       ----------
 9. Book/adjusted carrying value at end of current period (Lines 1+2+3+4-5+6-7-8)           27,090,601       27,569,379
10. Deduct total nonadmitted amounts
                                                                                            ----------       ----------
11. Statement value at end of current period (Line 9 minus Line 10)                         27,090,601       27,569,379

                            SCHEDULE B - VERIFICATION

                                 Mortgage Loans

                                                                                                 1               2
                                                                                                          PRIOR YEAR ENDED
                                                                                           YEAR TO DATE      DECEMBER 31
                                                                                           ------------   ----------------
 1. Book value/recorded investment excluding accrued interest, December 31 of prior year   350,528,540       160,595,067
 2. Cost of acquired:
    2.1   Actual cost at time of acquisitions                                              215,058,000         1,890,934
    2.2   Additional investment made after acquisitions                                      2,774,193       251,474,355
 3. Capitalized deferred interest and other
 4. Accrual of discount                                                                         70,179            77,213
 5. Unrealized valuation increase (decrease)
 6. Total gain (loss) on disposals                                                            (732,521)
 7. Deduct amounts received on disposals                                                     9,785,787        63,357,391
 8. Deduct amortization of premium and mortgage interest points and commitment fees            107,574           151,638
 9. Total foreign exchange change in book value/recorded investment excluding accrued interest
10. Deduct current year's other than temporary impairment recognized
                                                                                           -----------       -----------
11. Book value/recorded investment excluding accrued interest at end of current period
    (Lines 1+2+3+4+5+6-7-8+9-10)                                                           557,805,030       350,528,540
12. Deduct total nonadmitted amounts
                                                                                           -----------       -----------
13. Statement value at end of current period (Line 11 minus Line 12)                       557,805,030       350,528,540

                           SCHEDULE BA - VERIFICATION

                         Other Long-Term Invested Assets

                                                                                                1                2
                                                                                                          PRIOR YEAR ENDED
                                                                                           YEAR TO DATE      DECEMBER 31
                                                                                           ------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                                  9,672,081           1,398
 2. Cost of acquired:
    2.1 Actual cost at time of acquisitions                                                    371,599       9,709,586
    2.2 Additional investment made after acquisitions                                          922,063
 3. Capitalized deferred interest and other
 4. Accrual of discount
 5. Unrealized valuation increase (decrease)                                                  (145,780)        (38,903)
 6. Total gain (loss) on disposals
 7. Deduct amounts received on disposals                                                       102,631
 8. Deduct amortization of premium and depreciation                                              3,839
 9. Total foreign exchange change in book/adjusted carrying value
10. Deduct current year's other than temporary impairment recognized
                                                                                            ----------       ---------
11. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5+6-7-8+9-10)      10,713,493       9,672,081
12. Deduct total nonadmitted amounts
                                                                                            ----------       ---------
13. Statement value at end of current period (Line 11 minus Line 12)                        10,713,493       9,672,081

                            SCHEDULE D - VERIFICATION

                                Bonds and Stocks

                                                                                                1                 2
                                                                                                           PRIOR YEAR ENDED
                                                                                           YEAR TO DATE      DECEMBER 31
                                                                                           -------------   ----------------
 1. Book/adjusted carrying value of bonds and stocks, December 31 of prior year            5,922,188,539    5,282,444,723
 2. Cost of bonds and stocks acquired                                                        830,939,087    2,484,262,263
 3. Accrual of discount                                                                        4,365,322        6,060,541
 4. Unrealized valuation increase (decrease)                                                  (2,730,073)      (2,372,454)
 5. Total gain (loss) on disposals                                                           (16,155,444)     (13,829,285)
 6. Deduct consideration for bonds and stocks disposed of                                    612,175,671    1,825,504,908
 7. Deduct amortization of premium                                                            35,833,099       45,499,757
 8. Total foreign exchange change in book/adjusted carrying value                            (17,351,061)      36,627,416
 9. Deduct current year's other than temporary impairment recognized                         102,855,546
                                                                                           -------------    -------------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)        5,970,392,054    5,922,188,539
11. Deduct total nonadmitted amounts
                                                                                           -------------    -------------
12. Statement value at end of current period (Line 10 minus Line 11)                       5,970,392,054    5,922,188,539


                                      QS101

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SCHEDULE D - PART 1B

         Showing the Acquisitions, Dispositions and Non-Trading Activity

  During the Current Quarter for all Bonds and Preferred Stock by Rating Class

                          1             2             3            4              5             6             7              8
                    BOOK/ADJUSTED
                       CARRYING                               NON-TRADING   BOOK/ADJUSTED BOOK/ADJUSTED BOOK/ADJUSTED BOOK/ADJUSTED
                        VALUE      ACQUISITIONS  DISPOSITIONS   ACTIVITY       CARRYING      CARRYING      CARRYING      CARRYING
                      BEGINNING       DURING       DURING        DURING       VALUE END     VALUE END     VALUE END       VALUE
                      OF CURRENT     CURRENT       CURRENT       CURRENT       OF FIRST     OF SECOND      OF THIRD    DECEMBER 31
                       QUARTER       QUARTER       QUARTER       QUARTER       QUARTER       QUARTER       QUARTER      PRIOR YEAR
                    ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
    BONDS
 1. Class 1 (a)     5,067,504,370 2,031,457,406 1,525,600,235 (118,623,219) 5,016,978,090 5,067,504,370 5,454,738,322 4,518,110,874
 2. Class 2 (a)     1,477,936,603    71,370,071    14,826,485   (5,528,213) 1,412,342,684 1,477,936,603 1,528,951,976 1,377,489,022
 3. Class 3 (a)       145,637,774                   9,218,233   (5,958,393)   142,667,088   145,637,774   130,461,147   163,975,331
 4. Class 4 (a)        43,076,498         6,868     7,356,943  (21,088,031)    22,324,338    43,076,498    14,638,392    17,394,081
 5. Class 5 (a)        13,266,369                               14,857,245     13,612,143    13,266,369    28,123,614     4,285,823
 6. Class 6 (a)           403,957             9    10,508,746   11,350,102        242,000       403,957     1,245,322       880,000
                    ---------------------------------------------------------------------------------------------------------------
 7. Total Bonds     6,747,825,571 2,102,834,354 1,567,510,642 (124,990,509) 6,608,166,343 6,747,825,571 7,158,158,773 6,082,135,132
-----------------------------------------------------------------------------------------------------------------------------------
    PREFERRED STOCK
 8. Class 1           167,613,110                  11,047,690   (4,603,302)   147,861,600   167,613,110   151,962,117   147,902,029
 9. Class 2            95,273,545                               (3,520,909)   122,203,121    95,273,545    91,752,636   122,237,327
10. Class 3            26,494,038                     855,696   (4,792,677)    28,738,728    26,494,038    20,845,665    31,362,160
11. Class 4
12. Class 5               326,911         9,764                                   322,825       326,911       336,674       309,220
13. Class 6
                    ---------------------------------------------------------------------------------------------------------------
14. Total Preferred
    Stock             289,707,604         9,764    11,903,386  (12,916,888)   299,126,274   289,707,604   264,897,092   301,810,736
                    ---------------------------------------------------------------------------------------------------------------
15. Total Bonds and
    Preferred Stock 7,037,533,175 2,102,844,118 1,579,414,028 (137,907,397) 6,907,292,617 7,037,533,175 7,423,055,865 6,383,945,868
                    ---------------------------------------------------------------------------------------------------------------

(a) Book/Adjusted Carrying Value column for the end of the current reporting period includes the following amount of non-rated short-term and cash equivalent bonds by NAIC designation:

     NAIC 1 $52,128,445; NAIC 2 $0; NAIC 3 $0; NAIC 4 $0; NAIC 5 $0; NAIC 6 $0.


                                      QS102

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SCHEDULE DA - PART 1
               Short-Term Investments Owned End of Current Quarter

                         1            2              3                 4                        5
                   BOOK/ADJUSTED                   ACTUAL      INTEREST COLLECTED   PAID FOR ACCRUED INTEREST
                  CARRYING VALUE   PAR VALUE        COST          YEAR TO DATE             YEAR TO DATE
                  --------------   ---------   -------------   ------------------   -------------------------
8299999. Totals    1,465,733,364      XXX      1,487,416,090       17,743,223                 98,299

                           SCHEDULE DA - VERIFICATION
                             Short-Term Investments

                                                                                            1                2
                                                                                                      PRIOR YEAR ENDED
                                                                                       YEAR TO DATE     DECEMBER 31
                                                                                      -------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                             476,504,914       395,954,058
 2. Cost of short-term investments acquired                                           5,515,264,607     4,206,532,946
 3. Accrual of discount                                                                     596,736         4,020,955
 4. Unrealized valuation increase (decrease)
 5. Total gain (loss) on disposals                                                                               (117)
 6. Deduct consideration received on disposals                                        4,526,631,355     4,130,002,927
 7. Deduct amortization of premium                                                            1,538
 8. Total foreign exchange change in book/adjusted carrying value
 9. Deduct current year's other than temporary impairment recognized
                                                                                      -------------     -------------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)   1,465,733,364       476,504,914
11. Deduct total nonadmitted amounts
                                                                                      -------------     -------------
12. Statement value at end of current period (Line 10 minus Line 11)                  1,465,733,364       476,504,914
                                                                                      -------------     -------------


                                      QS103

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART F - SECTION 1
                       Replicated (Synthetic) Assets Open

              REPLICATED (SYNTHETIC) ASSET                              COMPONENTS OF THE REPLICATED (SYNTHETIC) ASSET
-------------------------------------------------------  ---------------------------------------------------------------------------
                                                             DERIVATIVE
     1            2            3           4        5     INSTRUMENTS OPEN                CASH INSTRUMENT(S) HELD
                                                         ------------------  -------------------------------------------------
                                                              6         7      8         9           10       11       12
                              NAIC                                                                                     NAIC
REPLICATION               DESIGNATION                                                                              DESIGNATION
   RSAT                     OR OTHER   STATEMENT   FAIR                FAIR                      STATEMENT   FAIR    OR OTHER
  NUMBER     DESCRIPTION  DESCRIPTION    VALUE    VALUE  DESCRIPTION  VALUE  CUSIP  DESCRIPTION    VALUE    VALUE  DESCRIPTION
-----------  -----------  -----------  ---------  -----  -----------  -----  -----  -----------  ---------  -----  -----------

                                      NONE


                                      QS104

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART F - SECTION 2
              Reconciliation of Replicated (Synthetic) Assets Open

                                                 FIRST QUARTER                  SECOND QUARTER                 THIRD QUARTER
                                         -----------------------------  -----------------------------  -----------------------------
                                             1              2               3               4              5              6
                                           NUMBER    TOTAL REPLICATED     NUMBER    TOTAL REPLICATED    NUMBER     TOTAL REPLICATED
                                             OF     (SYNTHETIC) ASSETS      OF     (SYNTHETIC) ASSETS     OF      (SYNTHETIC) ASSETS
                                         POSITIONS   STATEMENT VALUE    POSITIONS    STATEMENT VALUE   POSITIONS   STATEMENT VALUE
                                         ---------  ------------------  ---------  ------------------  ---------  ------------------
1. Beginning Inventory                        2          7,749,154           0              0               0           0
2. Add: Opened or Acquired
        Transactions
3. Add: Increases in Replicated Asset
        Statement Value                     XXX            186,759         XXX                            XXX
4. Less: Closed or Disposed of
         Transactions                         2          7,917,968
5. Less: Positions Disposed of for
         Failing Effectiveness Criteria
6. Less: Decreases in Replicated
         (Synthetic) Asset Statement
         Value                              XXX             17,945         XXX                            XXX
                                            ---          ---------         ---            ---             ---         ---
7. Ending inventory                           0                  0           0              0               0           0

                                                 FOURTH QUARTER                  YEAR-TO-DATE
                                         -----------------------------  -----------------------------
                                             7               8              9              10
                                           NUMBER    TOTAL REPLICATED     NUMBER    TOTAL REPLICATED
                                             OF     (SYNTHETIC) ASSETS      OF     (SYNTHETIC) ASSETS
                                         POSITIONS    STATEMENT VALUE   POSITIONS   STATEMENT VALUE
                                         ---------  ------------------  ---------  ------------------
1. Beginning Inventory                        0             0                2          7,749,154
2. Add: Opened or Acquired
        Transactions                                                         0                  0
3. Add: Increases in Replicated Asset
        Statement Value                     XXX                            XXX            186,759
4. Less: Closed or Disposed of
         Transactions                                                        2          7,917,968
5. Less: Positions Disposed of for
         Failing Effectiveness Criteria                                      0                  0
6. Less: Decreases in Replicated
         (Synthetic) Asset Statement
         Value                              XXX                            XXX             17,945
                                            ---           ---              ---          ---------
7. Ending inventory                           0             0                0                  0
                                            ---           ---              ---          ---------


                                      QS105

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            SCHEDULE E- VERIFICATION
                                Cash Equivalents

                                                                                           1                2
                                                                                                     PRIOR YEAR ENDED
                                                                                      YEAR TO DATE      DECEMBER 31
                                                                                      ------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                            17,419,000       25,265,000
 2. Cost of cash equivalents acquired                                                   6,160,000
 3. Accrual of discount
 4. Unrealized valuation increase (decrease)
 5. Total gain (loss) on disposals
 6. Deduct consideration received on disposals                                         11,150,000        7,846,000
 7. Deduct amortization of premium
 8. Total foreign exchange change in book/ adjusted carrying value
 9. Deduct current year's other than temporary impairment recognized
                                                                                       ----------       ----------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)    12,429,000       17,419,000
11. Deduct total nonadmitted amounts
                                                                                       ----------       ----------
12. Statement value at end of current period (Line 10 minus Line 11)                   12,429,000       17,419,000
                                                                                       ----------       ----------


                                      QS106

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE A - PART 2

 Showing all Real Estate ACQUIRED and Additions Made During the Current Quarter

           1              LOCATION       4             5             6            7                   8                  9
                         -------------
                          2      3                                                                                  ADDITIONAL
                                                                ACTUAL COST                BOOK/ADJUSTED CARRYING   INVESTMENT
                                        DATE                     AT TIME OF    AMOUNT OF         VALUE LESS         MADE AFTER
DESCRIPTION OF PROPERTY  CITY  STATE  ACQUIRED  NAME OF VENDOR  ACQUISITION  ENCUMBRANCES       ENCUMBRANCES       ACQUISITION
-----------------------  ----  -----  --------  --------------  -----------  ------------  ----------------------  -----------


                                      NONE

                               SCHEDULE A - PART 3

Showing all Real Estate DISPOSED During the Quarter, Including Payments During the Final Year on "Sales Under Contract "

           1                LOCATION      4              5              6            7               8
                         -----------
                           2     3                                              EXPENDED FOR
                                                                                 ADDITIONS,
                                                                                 PERMANENT     BOOK/ADJUSTED
                                                                                IMPROVEMENTS  CARRYING VALUE
                                                                                AND CHANGES        LESS
                                      DISPOSAL                                       IN        ENCUMBRANCES
DESCRIPTION OF PROPERTY  CITY  STATE    DATE    NAME OF PURCHASER  ACTUAL COST  ENCUMBRANCES    PRIOR YEAR
-----------------------  ----  -----  --------  -----------------  -----------  ------------  --------------

           1                 CHANGE IN BOOK/ADJUSTED CARRYING VALUE LESS ENCUMBRANCES
                         ---------------------------------------------------------------
                              9            10           11            12          13
                                        CURRENT
                                         YEAR'S                                  TOTAL
                                       OTHER THAN    CURRENT         TOTAL      FOREIGN
                           CURRENT     TEMPORARY      YEAR'S       CHANGE IN   EXCHANGE
                            YEAR'S     IMPAIRMENT   CHANGE IN      B./A.C.V.   CHANGE IN
DESCRIPTION OF PROPERTY  DEPRECIATION  RECOGNIZED  ENCUMBRANCES  (11 - 9 - 10) B./A.C.V.
-----------------------  ------------  ----------  ------------  ------------  ---------

           1                   14            15          16           17           18            19           20



                                                                                            GROSS INCOME    TAXES,
                         BOOK/ADJUSTED                 FOREIGN                                 EARNED      REPAIRS,
                            CARRYING      AMOUNTS     EXCHANGE     REALIZED       TOTAL     LESS INTEREST     AND
                           VALUE LESS    RECEIVED    GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)   INCURRED ON   EXPENSES
DESCRIPTION OF PROPERTY   ENCUMBRANCES  DURING YEAR  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL  ENCUMBRANCES   INCURRED
-----------------------  -------------  -----------  -----------  -----------  -----------  -------------  --------


                                      NONE


                                      QE01

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE B - PART 2

         Showing all Mortgage Loans ACQUIRED During the Current Quarter

                     1                      LOCATION           4     5             6            7              8            9
                                  --------------------------
                                                                                              ACTUAL       ADDITIONAL
                                           2             3                                     COST        INVESTMENT   VALUE OF
                                                              LOAN     DATE      RATE OF     AT TIME       MADE AFTER   LAND AND
            LOAN NUMBER                  CITY          STATE  TYPE   ACQUIRED   INTEREST  OF ACQUISITION  ACQUISITION   BUILDINGS
--------------------------------  -------------------  -----  ----  ----------  --------  --------------  -----------  -----------
MORTGAGES IN GOOD STANDING
FARM MORTGAGES

BHM02YVH0                         FRESNO               CA           07/01/2008     4.260                      125,000      192,308
BHM03L0T5                         STANISLAUS           CA           07/25/2008     6.600       5,000,000                 7,692,308
                                                                    ----------  --------  --------------  -----------  -----------
0199999. Total - Mortgages in Good Standing - Farm Mortgages               XXX       XXX       5,000,000      125,000    7,884,616
                                                                    ----------  --------  --------------  -----------  -----------

COMMERCIAL MORTGAGES - ALL OTHER

BHM02CW12                         AUSTIN               TX           08/22/2008     5.790                      146,469      195,292
BHM033XZ5                         OXNARD               CA           09/22/2008     5.890                      247,490      371,236
BHM03S0C7                         DALLAS               TX           07/25/2008     6.990       7,900,000                10,900,000
BHM03TLB4                         VARIOUS              MU           07/01/2008     6.410      50,000,000                73,736,842
BHM03Z7L4                         VARIOUS              MU           08/21/2008     5.840      30,500,000                45,160,221
BHM04NA10                         VARIOUS              MU           09/30/2008     5.650      40,000,000                59,487,179
                                                                    ----------  --------  --------------  -----------  -----------
0599999. Total - Mortgages in Good Standing -
         Commercial Mortgages - All Other                                  XXX       XXX     128,400,000      393,959  189,850,770
                                                                    ----------  --------  --------------  -----------  -----------
0899999. Total - Mortgages in Good Standing                                XXX       XXX     133,400,000      518,959  197,735,386
                                                                    ----------  --------  --------------  -----------  -----------
3399999. Total Mortgages                                                   XXX       XXX     133,400,000      518,959  197,735,386
                                                                    ==========  ========  ==============  ===========  ===========

                               SCHEDULE B - PART 3

Showing all Mortgage Loans DISPOSED, Transferred or Repaid During the Current Quarter

      1          LOCATION         4        5            6               7
             ------------------
                   2        3
                                                                   BOOK VALUE/
                                                                    RECORDED
                                                                   INVESTMENT
                                 LOAN     DATE      DISPOSAL    EXCLUDING ACCRUED
LOAN NUMBER      CITY     STATE  TYPE   ACQUIRED      DATE     INTEREST PRIOR YEAR
------------------------  -----  ----  ----------  ----------  -------------------
MORTGAGES WITH PARTIAL REPAYMENTS
B0A0AAVL4    VARIOUS      US           04/01/2001  09/01/2008        771,322
BHM01G8F0    CARY         NC           12/22/2005  09/01/2008         23,850
BHM01JS13    FRESNO       CA           04/17/2006  07/01/2008         16,726
BHM01LDV8    BALTIMORE    MD           04/28/2006  09/01/2008         75,927
BHM01WKR5    PITTSBURGH   PA           09/22/2006  09/01/2008         33,920
BHM01Y6L0    CUMMING      GA           10/05/2006  09/01/2008         10,259
BHM029188    SCOTTS BLUF  NE           03/02/2007  07/01/2008          8,235
BHM02RH99    TULARE       CA           08/30/2007  09/01/2008         30,638
BHM039NF7    GRAY         KS           05/05/2008  09/01/2008
BHM03L0T5    STANISLAUS   CA           07/25/2008  09/01/2008
BHM03S0C7    DALLAS       TX           07/25/2008  09/01/2008
BHM03TLB4    VARIOUS      MU           07/01/2008  09/01/2008
0299999.     Total - Mortgages With Partial Repayments               970,877

MORTGAGES DISPOSED

BHM02CK31    VARIOUS      US           04/03/2007  09/05/2008         22,293
BHM02CK49    VARIOUS      US           04/03/2007  09/05/2008         32,354
BHM02CK56    VARIOUS      US           04/03/2007  09/05/2008         10,541

0399999.     Total - Mortgages Disposed                               65,188
0599999.     Total Mortgages                                       1,036,065

      1                                                      CHANGE IN BOOK VALUE/RECORDED INVESTMENT
                                         ---------------------------------------------------------------------------------
                                              8             9               10            11           12           13
                                                                      CURRENT YEAR'S                               TOTAL
                                         UNREALIZED      CURRENT        OTHER THAN    CAPITALIZED     TOTAL       FOREIGN
                                         VALUATION        YEAR'S        TEMPORARY       DEFERRED    CHANGE IN    EXCHANGE
                                          INCREASE   (AMORTIZATION)/    IMPAIRMENT      INTEREST    BOOK VALUE   CHANGE IN
LOAN NUMBER                              (DECREASE)     ACCRETION       RECOGNIZED     AND OTHER   (8+9-10+11)  BOOK VALUE
-------------                            ----------  ---------------  --------------  -----------  -----------  ----------
MORTGAGES WITH PARTIAL REPAYMENTS
B0A0AAVL4                                                 (4,441)                                    (4,441)
BHM01G8F0                                                                                                 0
BHM01JS13                                                                                                 0
BHM01LDV8                                                                                                 0
BHM01WKR5                                                                                                 0
BHM01Y6L0                                                                                                 0
BHM029188                                                                                                 0
BHM02RH99                                                                                                 0
BHM039NF7                                                                                                 0
BHM03L0T5                                                                                                 0
BHM03S0C7                                                                                                 0
BHM03TLB4                                                                                                 0
0299999.                                     0            (4,441)            0            0          (4,441)        0

MORTGAGES DISPOSED

BHM02CK31                                                                                                 0
BHM02CK49                                                                                                 0
BHM02CK56                                                                                                 0

0399999.     Total - Mortgages Disposed      0                0              0            0               0         0
0599999.     Total Mortgages                 0            (4,441)            0            0          (4,441)        0

      1                                         14               15            16           17           18

                                           BOOK VALUE/
                                            RECORDED
                                           INVESTMENT                       FOREIGN
                                            EXCLUDING                       EXCHANGE     REALIZED      TOTAL
                                         ACCRUED INTEREST                 GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)
LOAN NUMBER                                ON DISPOSAL     CONSIDERATION  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL
-------------                            ----------------  -------------  -----------  -----------  -----------
MORTGAGES WITH PARTIAL REPAYMENTS
B0A0AAVL4                                      766,882         766,882                                  0
BHM01G8F0                                       23,850          23,850                                  0
BHM01JS13                                       16,726          16,726                                  0
BHM01LDV8                                       75,927          75,927                                  0
BHM01WKR5                                       33,920          33,920                                  0
BHM01Y6L0                                       10,259          10,259                                  0
BHM029188                                        8,235           8,235                                  0
BHM02RH99                                       30,638          30,638                                  0
BHM039NF7                                      173,101         173,101                                  0
BHM03L0T5                                       41,231          41,231                                  0
BHM03S0C7                                        9,768           9,768                                  0
BHM03TLB4                                       92,240          92,240                                  0
0299999.                                     1,282,777       1,282,777         0            0           0

MORTGAGES DISPOSED

BHM02CK31                                       22,293          22,293                                  0
BHM02CK49                                       32,354          32,354                                  0
BHM02CK56                                       10,541          10,541                                  0

0399999.     Total - Mortgages Disposed         65,188          65,188         0           0            0
0599999.     Total Mortgages                 1,347,965       1,347,965         0           0            0


                                      QE02

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SCHEDULE BA - PART 2

   Showing Other Long-Term Invested Assets ACQUIRED During the Current Quarter

       1                       2                     LOCATION                5             6         7
                                                ------------------
                                                     3         4
                                                                         NAME OF         NAIC      DATE
     CUSIP                  NAME OR                                     VENDOR OR       DESIG-  ORIGINALLY
IDENTIFICATION            DESCRIPTION               CITY     STATE    GENERAL PARTNER   NATION   ACQUIRED
--------------  ------------------------------  -----------  -----  ------------------  ------  ----------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF COMMON STOCKS - UNAFFILIATED
BHM033 G9 2     BABCOCK & BROWN INFRASTRUCTURE  SYDNEY       US     DIRECT WITH ISSUER          0./00/
BHM03B 4L 0     GRP III LP                      LOS ANGELES  CA     DIRECT WITH ISSUER          0./00/
BHM035 DC 3     KRG CAPITAL FUND IV LP          DENVER       CO     DIRECT WITH ISSUER          0./00/


1599999. Total - Joint Venture or Partnership Interests
         That Have Underlying Characteristics of Common
         Stocks - Unaffiliated

3999999. Subtotal - Unaffiliated

4199999. Totals

       1                                                       8          9            10           11           12           13

                                                                        ACTUAL     ADDITIONAL                COMMITMENT
                                                             TYPE      COST AT     INVESTMENT                    FOR      PERCENTAGE
     CUSIP                                                    AND      TIME OF     MADE AFTER    AMOUNT OF    ADDITIONAL      OF
IDENTIFICATION                                             STRATEGY  ACQUISITION  ACQUISITION  ENCUMBRANCES   INVESTMENT   OWNERSHIP
--------------                                             --------  -----------  -----------  ------------  -----------  ----------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF COMMON STOCKS - UNAFFILIATED
BHM033 G9 2                                                                            12,099                   1,196,720
BHM03B 4L 0                                                                            78,225                   2,730,430
BHM035 DC 3                                                                            24,268                   5,592,370

                                                                          ---         -------       ---         ---------       ---
1599999. Total - Joint Venture or Partnership Interests
         That Have Underlying Characteristics of Common
         Stocks - Unaffiliated                                              0         114,592         0         9,519,520       XXX
                                                                          ---         -------       ---         ---------       ---
3999999. Subtotal - Unaffiliated                                            0         114,592         0         9,519,520       XXX
                                                                          ---         -------       ---         ---------       ---
4199999. Totals                                                             0         114,592         0         9,519,520       XXX
                                                                          ===         =======       ===         =========       ===

                              SCHEDULE BA - PART 3

 Showing Other Long-Term Invested Assets DISPOSED, Transferred or Repaid During
                               the Current Quarter

      1              2         LOCATION             5               6          7            8
                             -----------
                               3     4
                                                                                       BOOK/ADJUSTED
                                                                                      CARRYING VALUE
                                                                   DATE                    LESS
    CUSIP         NAME OR                 NAME OF PURCHASER OR  ORIGINALLY  DISPOSAL   ENCUMBRANCES,
IDENTIFICATION  DESCRIPTION  CITY  STATE   NATURE OF DISPOSAL    ACQUIRED     DATE      PRIOR YEAR
--------------  -----------  ----  -----  --------------------  ----------  --------  --------------

      1                              CHANGES IN BOOK/ADJUSTED CARRYING VALUE
                ---------------------------------------------------------------------------------
                     9             10              11            12            13          14
                             CURRENT YEAR'S  CURRENT YEAR'S                               TOTAL
                UNREALIZED   (DEPRECIATION)    OTHER THAN    CAPITALIZED      TOTAL      FOREIGN
                 VALUATION         OR           TEMPORARY      DEFERRED     CHANGE IN    EXCHANGE
    CUSIP        INCREASE   (AMORTIZATION)/    IMPAIRMENT     INTEREST      B./A.C.V    CHANGE IN
IDENTIFICATION  (DECREASE)     ACCRETION       RECOGNIZED     AND OTHER   (9+10-11+12)  B./A.C.V.
--------------  ----------  ---------------  --------------  -----------  ------------  ---------

      1               15              16            17           18           19          20


                 BOOK/ADJUSTED
                CARRYING VALUE                   FOREIGN
                     LESS                        EXCHANGE     REALIZED      TOTAL
    CUSIP        ENCUMBRANCES                  GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)  INVESTMENT
IDENTIFICATION    ON DISPOSAL   CONSIDERATION  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL    INCOME
--------------  --------------  -------------  -----------  -----------  -----------  ----------


                                      NONE


                                      QE03

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

       1                                  2                               3          4                      5

     CUSIP                                                                         DATE
IDENTIFICATION                       DESCRIPTION                       FOREIGN   ACQUIRED            NAME OF VENDOR
--------------  -----------------------------------------------------  -------  ----------  --------------------------------
BONDS - U.S. GOVERNMENT
912828   JG 6   TREASURY NOTE 07/31/2013                                        08/19/2008  CREDIT SUISSE FIRST BOSTON
912828   JH 4   TREASURY NOTE 08/15/2018                                        09/18/2008  BARCLAYS CAPITAL INC

0399999.        Total - Bonds - U.S. Government

BONDS - SPECIAL REVENUE AND SPECIAL ASSESSMENT
3128M6   JY 5   FGOLD 30YR GIANT AGENCY ALT-A 07/01/2038                        07/15/2008  BARCLAYS CAPITAL INC
31408E   G5 5   FNMA        30YR 01/01/2036                                     07/22/2008  MERRILL LYNCH
31413Q   R4 2   FNMA        30YR 09/01/2037                                     07/10/2008  BARCLAYS CAPITAL INC
167725   AF 7   CHICAGO ILL TRAN AUTH 12/01/2040                                07/30/2008  MORGAN STANLEY

3199999.        Total - Bonds - Special Revenue & Special Assessments

BONDS - PUBLIC UTILITIES
26442C   AA 2   DUKE ENERGY CAROLINAS LLC 06/01/2037                            07/22/2008  BANC OF AMERICA SECURITIES LLC
BHM04K   JQ 2   MDU RESOURCES GROUP INC SNR N 09/16/2018                        08/14/2008  UNION BANK OF CALIFORNIA
641423   BW 7   NEVADA POWER COMPANY 08/01/2018                                 07/25/2008  BANC OF AMERICA SECURITIES LLC
744448   CA 7   PUBLIC SERVICE COMPANY OF COL 08/01/2038                        09/04/2008  LEHMAN BROTHERS

3899999.        Total - Bonds - Public Utilities

BONDS - INDUSTRIAL AND MISCELLANEOUS
084664   BF 7   BERKSHIRE HATHAWAY FINANCE CO 08/15/2013                        08/07/2008  Various
097023   AS 4   BOEING COMPANY 02/15/2038                                       08/20/2008  JEFFERIES & CO. INC
110122   AQ 1   BRISTOL-MYERS SQUIBB 05/01/2038                                 08/19/2008  Various
BHM04X   PD 6   CCL INDUSTRIES INC 09/26/2013                                   09/09/2008  CITIGROUP (Salomon/Smith Barney)
370334   BG 8   GENERAL MILLS INC 08/15/2013                                    07/31/2008  BANC OF AMERICA SECURITIES LLC
BHM052   YG 6   JM SMUCKER SR UNSECURED 11/01/2018                              09/18/2008  BLAIR (WILLIAM) & Co LLC
524908   R4 4   LEHMAN BROTHERS HOLDINGS INC 07/17/2037                         09/16/2008  INTERFUND TRANSFER
78632#   AA 6   SADLERS BAR-B-QUE SALES 10/23/2014                              07/23/2008  SCHEDULED ACQUISITION
911312   AJ 5   UNITED PARCEL SERVICE INC 01/15/2038                            09/09/2008  CITIGROUP (Salomon/Smith Barney)
913017   BK 4   UNITED TECHNOLOGIES CORP 06/01/2036                             08/19/2008  BANC OF AMERICA SECURITIES LLC
91324P   BK 7   UNITEDHEALTH GROUP INCORPORAT 02/15/2038                        07/21/2008  LEHMAN BROTHERS
775109   AL 5   ROGERS COMMUNICATIONS INC. 08/15/2038                  T        07/30/2008  CITIGROUP (Salomon/Smith Barney)
046353   AD 0   ASTRAZENECA PLC 09/15/2037                             F        07/21/2008  Various
BHM045   ND 9   CAPITA HOLDINGS LTD 09/13/2018                         F        07/16/2008  BARCLAYS CAPITAL INC
25243Y   AM 1   DIAGEO CAPITAL PLC 10/23/2017                          F        07/21/2008  FIRST TENNESSEE CAPITAL MARKETS
377372   AE 7   GLAXOSMITHKLINE CAPITAL INC 05/15/2038                 F        07/10/2008  GOLDMAN SACHS & CO
G8030*   AD 2   SENIOR PLC 10/08/2018                                  F        08/04/2008  BANC OF AMERICA SECURITIES LLC
881575   AC 8   TESCO PLC 11/15/2037                                   F        07/09/2008  MORGAN STANLEY
BHM04P   8H 3   TRITON CONTAINER INTERNATIONA 09/30/2018               F        08/22/2008  BANC OF AMERICA SECURITIES LLC

4599999.        Total - Bonds - Industrial & Miscellaneous

6099997.        Total - Bonds - Part 3

6099999.        Total - Bonds

PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
78632@   12 6   SADLERS BAR-B-QUE                                               07/01/2008  VARIOUS
80909#   12 6   SCITOR HOLDINGS INC JUNIOR                                      07/01/2008  VARIOUS
80909#   11 8   SCITOR HOLDINGS INC SENIOR                                      07/01/2008  VARIOUS

6399999.        Total - Preferred Stocks - Industrial & Miscellaneous

6599997.        Total - Preferred Stocks - Part 3

6599999.        Total - Preferred Stocks

COMMON STOCKS - INDUSTRIAL AND MISCELLANEOUS
416645   81 0   HARTFORD ADVISERS FUND-A                                        07/01/2008  DIVIDEND REINVESTMENT
416645   77 8   HARTFORD TOTAL RETURN BOND-A                                    08/29/2008  DIVIDEND REINVESTMENT

6899999.        Total - Common Stocks - Industrial & Miscellaneous

7299997.        Total - Common Stocks - Part 3

7299999.        Total - Common Stocks

7399999.        Total - Preferred and Common Stocks

7499999.        Total - Bonds, Preferred and Common Stocks

       1               6              7            8              9                 10
                                                               PAID FOR      NAIC DESIGNATION
     CUSIP         NUMBER OF                               ACCRUED INTEREST      OR MARKET
IDENTIFICATION  SHARES OF STOCK  ACTUAL COST   PAR VALUE    AND DIVIDENDS      INDICATOR (A)
--------------  ---------------  -----------  -----------  ----------------  -----------------
BONDS - U.S. GOVERNMENT
912828   JG 6                      3,045,938    3,000,000          6,053     1
912828   JH 4                     15,703,125   15,000,000         57,065     1
                                 -----------  -----------      ---------     ----
0399999.                          18,749,063   18,000,000         63,118     XXX
                                 -----------  -----------      ---------     ----
BONDS - SPECIAL REVENUE AND SPECIAL ASSESSMENT
3128M6   JY 5                     19,030,069   18,830,000        100,427     1
31408E   G5 5                      6,081,068    6,280,271         11,514     1
31413Q   R4 2                      5,942,867    5,900,000         25,567     1
167725   AF 7                     10,000,000   10,000,000                    1FE
                                 -----------  -----------      ---------     ----
3199999.                          41,054,004   41,010,270        137,507     XXX
                                 -----------  -----------      ---------     ----
BONDS - PUBLIC UTILITIES
26442C   AA 2                      9,228,800   10,000,000         91,500     1FE
BHM04K   JQ 2                      8,500,000    8,500,000                    1Z
641423   BW 7                      5,426,198    5,444,000                    2FE
744448   CA 7                      8,763,957    8,529,000         23,407     1FE
                                 -----------  -----------      ---------     ----
3899999.                          31,918,956   32,473,000        114,907     XXX
                                 -----------  -----------      ---------     ----
BONDS - INDUSTRIAL AND MISCELLANEOUS
084664   BF 7                      9,919,994    9,893,000          3,482     1FE
097023   AS 4                      5,169,150    5,000,000          9,201     1FE
110122   AQ 1                      9,639,350   10,000,000        168,438     1FE
BHM04X   PD 6                      5,000,000    5,000,000                    2Z
370334   BG 8                      4,909,373    4,920,000                    2FE
BHM052   YG 6                      5,000,000    5,000,000                    2Z
524908   R4 4                              9          224              3     6FE
78632#   AA 6                          6,868        6,868                    4Z
911312   AJ 5                     10,151,300   10,000,000         98,167     1FE
913017   BK 4                      9,793,250   10,000,000        115,958     1FE
91324P   BK 7                      9,179,900   10,000,000        318,924     1FE
775109   AL 5                      9,965,300   10,000,000                    2FE
046353   AD 0                     10,159,035   10,000,000        224,433     1FE
BHM045   ND 9                      8,000,000    8,000,000                    2Z
25243Y   AM 1                      3,892,120    4,000,000         58,139     1FE
377372   AE 7                     10,069,600   10,000,000        109,792     1FE
G8030*   AD 2                     24,000,000   24,000,000                    2Z
881575   AC 8                      9,419,800   10,000,000        100,792     1FE
BHM04P   8H 3                      4,000,000    4,000,000                    2FE
                                 -----------  -----------      ---------     ----
4599999.                         148,275,050  149,820,092      1,207,327     XXX
                                 -----------  -----------      ---------     ----
6099997.                         239,997,072  241,303,363      1,522,859     XXX
                                 -----------  -----------      ---------     ----
6099999.                         239,997,072  241,303,363      1,522,859     XXX
                                 -----------  -----------      ---------     ----
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
78632@   12 6      5,577.560           5,578                                 P5LZ
80909#   12 6          2.090           2,093                                 P5A*
80909#   11 8          2.090           2,093                                 P5A*
                                 -----------  -----------      ---------     ----
6399999.                               9,764          XXX              0     XXX
                                 -----------  -----------      ---------     ----
6599997.                               9,764          XXX              0     XXX
                                 -----------  -----------      ---------     ----
6599999.                               9,764          XXX              0     XXX
                                 -----------  -----------      ---------     ----
COMMON STOCKS - INDUSTRIAL AND MISCELLANEOUS
416645   81 0        467.320           6,771          XXX                    L
416645   77 8        635.810           6,445          XXX                    L
                                 -----------  -----------      ---------     ----
6899999.                              13,216          XXX              0     XXX
                                 -----------  -----------      ---------     ----
7299997.                              13,216          XXX              0     XXX
                                 -----------  -----------      ---------     ----
7299999.                              13,216          XXX              0     XXX
                                 -----------  -----------      ---------     ----
7399999.                              22,980          XXX              0     XXX
                                 -----------  -----------      ---------     ----
7499999.                         240,020,051          XXX      1,522,859     XXX


                                      QE04

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

      1              2          3        4            5                6              7           8             9            10
                                                                                                            PAID FOR        NAIC
                                                                                                            ACCRUED      DESIGNATION
    CUSIP                               DATE                       NUMBER OF                                INTEREST      OR MARKET
IDENTIFICATION  DESCRIPTION  FOREIGN  ACQUIRED  NAME OF VENDOR  SHARES OF STOCK  ACTUAL COST  PAR VALUE  AND DIVIDENDS  INDICATOR(A)
--------------  -----------  -------  --------  --------------  ---------------  -----------  ---------  -------------  ------------


(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE04.1

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
BONDS - U S GOVERNMENT
  36200Q 3L 6  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            3,169
  36200R YQ 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              642
  36200U WJ 0  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               18
  36200W Y9 6  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              765
  36201A UL 0  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           64,210
  36201C PY 4  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              303
  36201F Q6 7  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,503
  36201F UH 8  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           20,790
  36201F UQ 8  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           65,174
  36201F UR 6  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              866
  36201F X6 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,115
  36201H WX 7  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,969
  36201J F6 1  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              276
  36201J FD 6  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           27,805
  36201K KP 0  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               32
  36201L 6T 6  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,147
  36201L 6V 1  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          146,932
  36201L 7K 4  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              199
  36201M G8 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,378
  36201M JU 7  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            4,446
  36201Q 2F 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,510
  36201T AM 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           22,836
  36203L CQ 3  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,226
  362052 HU 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              252
  362055 SM 8  GNMA 30YR                                    07/01/2008 SCHEDULED REDEMPTION                              574
  362056 BV 4  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              585
  362056 NT 6  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              534
  362059 RM 1  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              288
  362060 SE 6  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              550
  36208E BT 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              414
  36209D R8 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               65
  36209N 3L 4  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              155
  36209R VG 5  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               91
  36209Y X4 5  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,581
  36211B T8 7  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              112
  36211C 2S 0  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              356
  36213D 3C 0  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              169
  36213E AB 2  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,087
  36213E SK 3  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,634
  36213E YS 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,395
  36213G AL 5  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,016
  36213G TY 7  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               98
  36213J LL 7  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,563
  36213N LL 8  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           32,526
  36213S KL 8  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              121
  36213U C9 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              478
  36213X T5 3  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               80
  36213X T6 1  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,956
  362158 DT 1  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              156

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
BONDS - U S GOVERNMENT
  36200Q 3L 6        3,169       3,259       3,446                    (277)                   (277)                  3,169
  36200R YQ 9          642         660         701                     (59)                    (59)                    642
  36200U WJ 0           18          18          19                      (1)                     (1)                     18
  36200W Y9 6          765         787         814                     (48)                    (48)                    765
  36201A UL 0       64,210      67,280      70,304                  (6,094)                 (6,094)                 64,210
  36201C PY 4          303         308         312                      (9)                     (9)                    303
  36201F Q6 7        1,503       1,545       1,601                     (98)                    (98)                  1,503
  36201F UH 8       20,790      21,381      22,432                  (1,642)                 (1,642)                 20,790
  36201F UQ 8       65,174      67,027      70,326                  (5,152)                 (5,152)                 65,174
  36201F UR 6          866         891         944                     (78)                    (78)                    866
  36201F X6 9        1,115       1,131       1,156                     (41)                    (41)                  1,115
  36201H WX 7        1,969       1,997       2,032                     (63)                    (63)                  1,969
  36201J F6 1          276         284         303                     (27)                    (27)                    276
  36201J FD 6       27,805      29,026      29,077                  (1,273)                 (1,273)                 27,805
  36201K KP 0           32          32          34                      (2)                     (2)                     32
  36201L 6T 6        2,147       2,250       2,478                    (331)                   (331)                  2,147
  36201L 6V 1      146,932     153,957     169,711                 (22,779)                (22,779)                146,932
  36201L 7K 4          199         209         230                     (31)                    (31)                    199
  36201M G8 9        1,378       1,415       1,498                    (120)                   (120)                  1,378
  36201M JU 7        4,446       4,578       4,893                    (448)                   (448)                  4,446
  36201Q 2F 9        1,510       1,553       1,591                     (81)                    (81)                  1,510
  36201T AM 9       22,836      23,486      23,995                  (1,159)                 (1,159)                 22,836
  36203L CQ 3        1,226       1,251       1,279                     (53)                    (53)                  1,226
  362052 HU 9          252         274         255                      (3)                     (3)                    252
  362055 SM 8          574         571         574                       0                       0                     574
  362056 BV 4          585         582         585                       0                       0                     585
  362056 NT 6          534         532         534                       0                       0                     534
  362059 RM 1          288         286         287                       0                       0                     288
  362060 SE 6          550         597         558                      (8)                     (8)                    550
  36208E BT 9          414         427         470                     (56)                    (56)                    414
  36209D R8 9           65          66          69                      (5)                     (5)                     65
  36209N 3L 4          155         158         163                      (8)                     (8)                    155
  36209R VG 5           91          92          93                      (2)                     (2)                     91
  36209Y X4 5        2,581       2,630       2,666                     (85)                    (85)                  2,581
  36211B T8 7          112         114         114                      (2)                     (2)                    112
  36211C 2S 0          356         362         370                     (15)                    (15)                    356
  36213D 3C 0          169         172         175                      (6)                     (6)                    169
  36213E AB 2        1,087       1,117       1,155                     (69)                    (69)                  1,087
  36213E SK 3        1,634       1,659       1,696                     (61)                    (61)                  1,634
  36213E YS 9        2,395       2,464       2,608                    (213)                   (213)                  2,395
  36213G AL 5        1,016       1,036       1,070                     (53)                    (53)                  1,016
  36213G TY 7           98         100         105                      (7)                     (7)                     98
  36213J LL 7        1,563       1,607       1,728                    (165)                   (165)                  1,563
  36213N LL 8       32,526      33,075      33,845                  (1,319)                 (1,319)                 32,526
  36213S KL 8          121         124         129                      (7)                     (7)                    121
  36213U C9 9          478         499         498                     (20)                    (20)                    478
  36213X T5 3           80          82          85                      (6)                     (6)                     80
  36213X T6 1        1,956       2,010       2,095                    (139)                   (139)                  1,956
  362158 DT 1          156         173         173                     (17)                    (17)                    156

      1             18          19          20        21          22

                                                                NAIC
                                           BOND                DESIG-
                 REALIZED      TOTAL     INTEREST/             NATION
                   GAIN        GAIN       STOCK                  OR
                  (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP          ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION   DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
-------------- ----------- ----------- ----------- ---------- ---------
BONDS - U S GOVERNMENT
  36200Q 3L 6                        0        146  02/01/2032     1
  36200R YQ 9                        0         30  01/01/2032     1
  36200U WJ 0                        0          1  09/01/2031     1
  36200W Y9 6                        0         36  08/01/2032     1
  36201A UL 0                        0      2,999  07/01/2032     1
  36201C PY 4                        0         14  01/01/2032     1
  36201F Q6 7                        0         76  05/01/2032     1
  36201F UH 8                        0        911  04/01/2032     1
  36201F UQ 8                        0      2,830  04/01/2032     1
  36201F UR 6                        0         41  04/01/2032     1
  36201F X6 9                        0         52  02/01/2032     1
  36201H WX 7                        0         93  06/01/2032     1
  36201J F6 1                        0         13  05/01/2032     1
  36201J FD 6                        0      1,445  04/01/2032     1
  36201K KP 0                        0          2  04/01/2032     1
  36201L 6T 6                        0        109  07/01/2032     1
  36201L 6V 1                        0      6,859  07/01/2032     1
  36201L 7K 4                        0         10  08/01/2032     1
  36201M G8 9                        0         70  06/01/2032     1
  36201M JU 7                        0        202  07/01/2032     1
  36201Q 2F 9                        0         71  08/01/2032     1
  36201T AM 9                        0      1,107  08/01/2032     1
  36203L CQ 3                        0         60  09/01/2023     1
  362052 HU 9                        0         16  12/01/2008     1
  362055 SM 8                        0         10  09/01/2008     1
  362056 BV 4                        0         34  10/01/2008     1
  362056 NT 6                        0         17  11/01/2008     1
  362059 RM 1                        0         19  04/01/2009     1
  362060 SE 6                        0         36  04/01/2009     1
  36208E BT 9                        0         19  05/01/2031     1
  36209D R8 9                        0          3  09/01/2031     1
  36209N 3L 4                        0          8  07/01/2029     1
  36209R VG 5                        0          5  08/01/2030     1
  36209Y X4 5                        0        135  09/01/2031     1
  36211B T8 7                        0          6  06/01/2029     1
  36211C 2S 0                        0         18  07/01/2029     1
  36213D 3C 0                        0          8  02/01/2032     1
  36213E AB 2                        0         51  05/01/2032     1
  36213E SK 3                        0         76  01/01/2032     1
  36213E YS 9                        0        117  04/01/2032     1
  36213G AL 5                        0         52  02/01/2032     1
  36213G TY 7                        0          5  11/01/2031     1
  36213J LL 7                        0         81  05/01/2032     1
  36213N LL 8                        0      1,584  12/01/2031     1
  36213S KL 8                        0          6  08/01/2031     1
  36213U C9 9                        0         25  11/01/2031     1
  36213X T5 3                        0          4  05/01/2032     1
  36213X T6 1                        0         99  05/01/2032     1
  362158 DT 1                        0         11  05/01/2016     1


                                      QE05

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
  362161 6H 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              139
  362162 G9 4  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              122
  362169 PL 2  GNMA 30YR                                    07/01/2008 SCHEDULED REDEMPTION                            4,058
  36217F 6S 3  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              905
  36217V DA 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              135
  36218N NQ 0  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              378
  36219L SM 7  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              320
  362052 H4 7  GNMA 30YR 1977-79                            09/01/2008 SCHEDULED REDEMPTION                              470
  36219L AC 8  GNMA 30YR 1980-86                            09/01/2008 SCHEDULED REDEMPTION                              183
  36225B ND 6  GNMA 30YR PLATINUM                           09/01/2008 SCHEDULED REDEMPTION                           25,783
  36225B PM 4  GNMA 30YR PLATINUM                           09/01/2008 SCHEDULED REDEMPTION                          108,652
  36202E AL 3  GNMA2 30YR                                   09/01/2008 SCHEDULED REDEMPTION                          137,285
  912828 HZ 6  TREASURY NOTE                                08/04/2008 BARCLAYS CAPITAL INC                       13,432,973
  912828 JG 6  TREASURY NOTE                                08/20/2008 BARCLAYS CAPITAL INC                        3,052,607
 0399999       Total - Bonds - U.S. Government                                                                    17,183,158
BONDS - SPECIAL REVENUE AND SPECIAL ASSESSMENT
  31294K F3 4  FGOLD 15YR                                   09/01/2008 SCHEDULED REDEMPTION                            8,579
  31288D 6V 6  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                            1,516
  31288F 6X 7  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                            6,360
  31292G Y5 9  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                            1,294
  31292H 4H 4  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                          181,150
  31292H SQ 8  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                            6,898
  31296J TJ 5  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                           33,942
  31296K X7 3  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              278
  31296N LJ 4  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              512
  31296P TL 6  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                           64,751
  31296S AC 0  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                            3,192
  31296U EU 1  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              785
  31296U H9 5  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              540
  31296X TY 1  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              274
  31297A 3S 1  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                          211,281
  31297A 3T 9  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                          221,520
  31297A 5J 9  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                           88,350
  31297A 5K 6  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                          154,664
  31297B AM 4  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                           35,046
  31297E J7 2  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                           98,456
  31297E L8 7  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                           49,958
  31298E P7 4  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                           10,027
  31298F JL 7  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              175
  3128KW BV 4  FGOLD 30YR ALT-A                             09/01/2008 SCHEDULED REDEMPTION                            5,810
  3128L0 YL 0  FGOLD 30YR ALT-A                             09/01/2008 SCHEDULED REDEMPTION                              394
  3128L4 7D 0  FGOLD 30YR ALT-A                             09/01/2008 SCHEDULED REDEMPTION                           12,227
  3128L4 G6 5  FGOLD 30YR ALT-A                             09/01/2008 SCHEDULED REDEMPTION                           12,461
  31283H QX 6  FGOLD 30YR GIANT                             09/01/2008 SCHEDULED REDEMPTION                            5,700
  31283H UA 1  FGOLD 30YR GIANT                             09/01/2008 SCHEDULED REDEMPTION                            7,646
  31283H XH 3  FGOLD 30YR GIANT                             09/01/2008 SCHEDULED REDEMPTION                            5,269
  31283H Y5 8  FGOLD 30YR GIANT                             09/01/2008 SCHEDULED REDEMPTION                          104,456
  3128M6 JY 5  FGOLD 30YR GIANT AGENCY ALT-A                09/01/2008 SCHEDULED REDEMPTION                          389,223
  313421 MH 9  FH 1/1 1Y CMT ARM                            09/01/2008 SCHEDULED REDEMPTION                            2,049

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
  362161 6H 9          139         138         139                       0                       0                     139
  362162 G9 4          122         122         122                       0                       0                     122
  362169 PL 2        4,058       4,053       4,053                       5                       5                   4,058
  36217F 6S 3          905         905         905                       1                       1                     905
  36217V DA 9          135         135         135                       0                       0                     135
  36218N NQ 0          378         420         448                     (70)                    (70)                    378
  36219L SM 7          320         355         366                     (47)                    (47)                    320
  362052 H4 7          470         468         470                       0                       0                     470
  36219L AC 8          183         203         215                     (31)                    (31)                    183
  36225B ND 6       25,783      26,548      28,189                  (2,406)                 (2,406)                 25,783
  36225B PM 4      108,652     111,136     116,270                  (7,618)                 (7,618)                108,652
  36202E AL 3      137,285     142,562     143,264                  (5,979)                 (5,979)                137,285
  912828 HZ 6   13,500,000  13,442,520                                 893                     893              13,443,413
  912828 JG 6    3,000,000   3,045,938                                                           0               3,045,938
 0399999        17,197,577  17,210,635     755,851      0          (57,381)        0       (57,381)        0    17,186,927         0
BONDS - SPECIAL REVENUE AND SPECIAL ASSESSMENT
  31294K F3 4        8,579       9,365       9,126                    (547)                   (547)                  8,579
  31288D 6V 6        1,516       1,567       1,566                     (49)                    (49)                  1,516
  31288F 6X 7        6,360       6,574       6,615                    (255)                   (255)                  6,360
  31292G Y5 9        1,294       1,317       1,330                     (36)                    (36)                  1,294
  31292H 4H 4      181,150     178,546     178,546                   2,603                   2,603                 181,150
  31292H SQ 8        6,898       7,130       7,180                    (282)                   (282)                  6,898
  31296J TJ 5       33,942      34,196      34,230                    (288)                   (288)                 33,942
  31296K X7 3          278         287         290                     (12)                    (12)                    278
  31296N LJ 4          512         529         539                     (26)                    (26)                    512
  31296P TL 6       64,751      65,207      65,238                    (487)                   (487)                 64,751
  31296S AC 0        3,192       3,299       3,318                    (126)                   (126)                  3,192
  31296U EU 1          785         812         829                     (43)                    (43)                    785
  31296U H9 5          540         558         561                     (21)                    (21)                    540
  31296X TY 1          274         283         294                     (20)                    (20)                    274
  31297A 3S 1      211,281     202,202     202,681                   8,600                   8,600                 211,281
  31297A 3T 9      221,520     212,002     211,528                   9,992                   9,992                 221,520
  31297A 5J 9       88,350      84,553      84,576                   3,773                   3,773                  88,350
  31297A 5K 6      154,664     148,018     148,419                   6,245                   6,245                 154,664
  31297B AM 4       35,046      33,540      33,578                   1,468                   1,468                  35,046
  31297E J7 2       98,456     102,087     102,694                  (4,238)                 (4,238)                 98,456
  31297E L8 7       49,958      51,800      52,189                  (2,231)                 (2,231)                 49,958
  31298E P7 4       10,027       9,992       9,953                      74                      74                  10,027
  31298F JL 7          175         174         173                       1                       1                     175
  3128KW BV 4        5,810       6,035                                (225)                   (225)                  5,810
  3128L0 YL 0          394         410                                 (15)                    (15)                    394
  3128L4 7D 0       12,227      12,701                                (474)                   (474)                 12,227
  3128L4 G6 5       12,461      12,944                                (483)                   (483)                 12,461
  31283H QX 6        5,700       5,891       5,945                    (245)                   (245)                  5,700
  31283H UA 1        7,646       7,903       7,971                    (326)                   (326)                  7,646
  31283H XH 3        5,269       5,446       5,501                    (232)                   (232)                  5,269
  31283H Y5 8      104,456     110,005     110,797                  (6,341)                 (6,341)                104,456
  3128M6 JY 5      389,223     393,358                              (4,135)                 (4,135)                389,223
  313421 MH 9        2,049       2,047       2,049                                               0                   2,049

      1             18          19          20        21          22

                                                                NAIC
                                           BOND                DESIG-
                 REALIZED      TOTAL     INTEREST/             NATION
                   GAIN        GAIN       STOCK                  OR
                  (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP          ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION   DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
-------------- ----------- ----------- ----------- ---------- ---------
  362161 6H 9                        0          9  02/01/2017     1
  362162 G9 4                        0          8  01/01/2017     1
  362169 PL 2                        0        200  03/01/2017     1
  36217F 6S 3                        0         56  02/01/2017     1
  36217V DA 9                        0          8  03/01/2017     1
  36218N NQ 0                        0         27  07/01/2019     1
  36219L SM 7                        0         23  09/01/2018     1
  362052 H4 7                        0         31  05/01/2009     1
  36219L AC 8                        0         13  09/01/2018     1
  36225B ND 6                        0      1,215  05/01/2031     1
  36225B PM 4                        0      5,480  09/01/2031     1
  36202E AL 3                        0      5,896  09/01/2034     1
  912828 HZ 6      (10,439)    (10,439)   116,566  05/15/2018     1
  912828 JG 6        6,670       6,670      6,053  07/31/2013     1
 0399999            (3,770)     (3,770)   155,204     XXX        XXX
BONDS - SPECIAL REVENUE AND SPECIAL ASSESSMENT
  31294K F3 4                        0        371  12/01/2016     1
  31288D 6V 6                        0         65  10/01/2032     1
  31288F 6X 7                        0        278  03/01/2033     1
  31292G Y5 9                        0         66  03/01/2029     1
  31292H 4H 4                        0      6,550  12/01/2033     1
  31292H SQ 8                        0        294  11/01/2032     1
  31296J TJ 5                        0      1,350  06/01/2033     1
  31296K X7 3                        0         12  07/01/2033     1
  31296N LJ 4                        0         22  10/01/2033     1
  31296P TL 6                        0      2,630  10/01/2033     1
  31296S AC 0                        0        130  01/01/2034     1
  31296U EU 1                        0         34  03/01/2034     1
  31296U H9 5                        0         24  08/01/2034     1
  31296X TY 1                        0         12  05/01/2034     1
  31297A 3S 1                        0      7,688  06/01/2034     1
  31297A 3T 9                        0      8,206  06/01/2034     1
  31297A 5J 9                        0      2,996  06/01/2034     1
  31297A 5K 6                        0      5,739  06/01/2034     1
  31297B AM 4                        0      1,196  06/01/2034     1
  31297E J7 2                        0      4,399  09/01/2034     1
  31297E L8 7                        0      2,021  09/01/2034     1
  31298E P7 4                        0        526  12/01/2030     1
  31298F JL 7                        0          9  01/01/2031     1
  3128KW BV 4                        0        219  09/01/2037     1
  3128L0 YL 0                        0         14  11/01/2037     1
  3128L4 7D 0                        0        460  01/01/2038     1
  3128L4 G6 5                        0        471  01/01/2038     1
  31283H QX 6                        0        248  03/01/2032     1
  31283H UA 1                        0        329  12/01/2032     1
  31283H XH 3                        0        229  06/01/2033     1
  31283H Y5 8                        0      5,017  12/01/2033     1
  3128M6 JY 5                        0      3,892  07/01/2038     1
  313421 MH 9                        0         92  04/01/2017     1


                                     QE05.1

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
  3128Q2 CU 5  FH 7/1 1Y CMT ARM                            09/01/2008 SCHEDULED REDEMPTION                          606,648
  3128JM M8 7  FH 7/1 1Y LIBOR ARM                          09/01/2008 SCHEDULED REDEMPTION                          101,931
  3128S4 BJ 5  FHLMC 12M LIBOR ARM                          09/01/2008 SCHEDULED REDEMPTION                          248,645
  313401 FS 5  FHLMC 30YR                                   09/01/2008 SCHEDULED REDEMPTION                               73
  313401 FU 0  FHLMC 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              100
  313401 GK 1  FHLMC 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              209
  313401 GR 6  FHLMC 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              799
  313401 GT 2  FHLMC 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              222
  3133TP QW 2  FHLMC_2252                                   09/01/2008 SCHEDULED REDEMPTION                            6,818
  31339W NG 7  FHLMC_2439                                   09/01/2008 SCHEDULED REDEMPTION                          186,467
  31392R 4A 6  FHLMC_2471                                   09/01/2008 SCHEDULED REDEMPTION                          142,892
  31395T V3 5  FHLMC_2976                                   09/01/2008 SCHEDULED REDEMPTION                          287,158
  31407G CY 2  FN 5/1 1Y CMT ARM                            09/01/2008 SCHEDULED REDEMPTION                           10,836
  31362P VJ 7  FN 5/12 11TH COFI ARM                        09/01/2008 SCHEDULED REDEMPTION                              192
  31362J UN 3  FN 6/12 11TH COFI ARM                        09/01/2008 SCHEDULED REDEMPTION                            4,270
  31403C 7J 4  FN 7/1 1Y CMT ARM                            09/01/2008 SCHEDULED REDEMPTION                          422,801
  31407B YA 1  FN 7/1 1Y CMT ARM                            09/01/2008 SCHEDULED REDEMPTION                           14,299
  31405C NR 6  FN 7/1 1Y LIBOR ARM                          09/01/2008 SCHEDULED REDEMPTION                          134,706
  31406E QG 2  FN 7/1 1Y LIBOR ARM                          09/01/2008 SCHEDULED REDEMPTION                          354,923
  31406M 3F 1  FN 7/1 1Y LIBOR ARM                          09/01/2008 SCHEDULED REDEMPTION                          100,280
  31407B YC 7  FN 7/1 1Y LIBOR ARM                          09/01/2008 SCHEDULED REDEMPTION                        1,145,515
  31407E MH 3  FN 7/1 1Y LIBOR ARM                          09/01/2008 SCHEDULED REDEMPTION                          761,653
  31371K KS 9  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            3,864
  31371K NG 2  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,134
  31371K QE 4  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                           37,235
  31371K RD 5  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            3,551
  31371K SB 8  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            5,178
  31371K WE 7  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                           90,573
  31374T QF 9  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            3,649
  31379J KH 8  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            7,906
  31379T W2 6  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            4,493
  31382H BS 3  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                           17,441
  31384V ZR 6  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,577
  31384X 3K 2  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            7,684
  31386D UB 4  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                              346
  31386F YK 5  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,220
  31387F GV 0  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,313
  31388C 3E 8  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            3,130
  31388C 4X 5  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                           42,447
  31389G TU 4  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,264
  31389L D8 9  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            8,485
  31389N NB 7  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,279
  31389V S5 7  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            3,431
  31389V SY 4  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,185
  31389X 6A 6  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                              885
  31390C AN 6  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                              198
  31390D HH 0  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                              562
  31390H CA 1  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                           74,804
  31390H CH 6  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                              314
  31390M HB 3  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,603

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
  3128Q2 CU 5      606,648     612,833     611,105                  (4,457)                 (4,457)                606,648
  3128JM M8 7      101,931     102,185     102,114                    (184)                   (184)                101,931
  3128S4 BJ 5      248,645     248,131     248,241                     404                     404                 248,645
  313401 FS 5           73          72          72                       0                       0                      73
  313401 FU 0          100          99         100                       0                       0                     100
  313401 GK 1          209         209         209                                               0                     209
  313401 GR 6          799         795         798                       1                       1                     799
  313401 GT 2          222         219         221                       1                       1                     222
  3133TP QW 2        6,818       7,048       7,109                    (291)                   (291)                  6,818
  31339W NG 7      186,467     184,107     185,883                     584                     584                 186,467
  31392R 4A 6      142,892     147,446     144,987                  (2,096)                 (2,096)                142,892
  31395T V3 5      287,158     283,928     284,793                   2,365                   2,365                 287,158
  31407G CY 2       10,836      10,894      10,880                     (43)                    (43)                 10,836
  31362P VJ 7          192         190         127                      65                      65                     192
  31362J UN 3        4,270       4,159       4,185                      84                      84                   4,270
  31403C 7J 4      422,801     417,235     418,503                   4,298                   4,298                 422,801
  31407B YA 1       14,299      14,447      14,405                    (105)                   (105)                 14,299
  31405C NR 6      134,706     135,438     135,356                    (650)                   (650)                134,706
  31406E QG 2      354,923     358,722     357,634                  (2,711)                 (2,711)                354,923
  31406M 3F 1      100,280     100,766     100,655                    (375)                   (375)                100,280
  31407B YC 7    1,145,515   1,154,777   1,151,782                  (6,267)                 (6,267)              1,145,515
  31407E MH 3      761,653     771,709     768,663                  (7,010)                 (7,010)                761,653
  31371K KS 9        3,864       4,016       4,075                    (211)                   (211)                  3,864
  31371K NG 2        1,134       1,184       1,200                     (67)                    (67)                  1,134
  31371K QE 4       37,235      38,888      39,291                  (2,056)                 (2,056)                 37,235
  31371K RD 5        3,551       3,708       3,753                    (202)                   (202)                  3,551
  31371K SB 8        5,178       5,408       5,476                    (299)                   (299)                  5,178
  31371K WE 7       90,573      90,944      90,917                    (344)                   (344)                 90,573
  31374T QF 9        3,649       3,695       3,679                     (30)                    (30)                  3,649
  31379J KH 8        7,906       8,015       7,971                     (65)                    (65)                  7,906
  31379T W2 6        4,493       4,496       4,495                      (3)                     (3)                  4,493
  31382H BS 3       17,441      17,111      17,207                     234                     234                  17,441
  31384V ZR 6        2,577       2,656       2,716                    (139)                   (139)                  2,577
  31384X 3K 2        7,684       7,920       8,108                    (424)                   (424)                  7,684
  31386D UB 4          346         356         374                     (28)                    (28)                    346
  31386F YK 5        1,220       1,246       1,274                     (54)                    (54)                  1,220
  31387F GV 0        2,313       2,384       2,418                    (105)                   (105)                  2,313
  31388C 3E 8        3,130       3,240       3,276                    (146)                   (146)                  3,130
  31388C 4X 5       42,447      43,946      44,215                  (1,768)                 (1,768)                 42,447
  31389G TU 4        1,264       1,320       1,338                     (74)                    (74)                  1,264
  31389L D8 9        8,485       8,861       9,027                    (542)                   (542)                  8,485
  31389N NB 7        2,279       2,380       2,414                    (135)                   (135)                  2,279
  31389V S5 7        3,431       3,583       3,616                    (185)                   (185)                  3,431
  31389V SY 4        1,185       1,238       1,245                     (60)                    (60)                  1,185
  31389X 6A 6          885         924         935                     (50)                    (50)                    885
  31390C AN 6          198         207         215                     (17)                    (17)                    198
  31390D HH 0          562         587         596                     (34)                    (34)                    562
  31390H CA 1       74,804      78,124      80,756                  (5,951)                 (5,951)                 74,804
  31390H CH 6          314         328         337                     (23)                    (23)                    314
  31390M HB 3        1,603       1,674       1,702                     (99)                    (99)                  1,603

      1            18          19          20        21          22

                                                               NAIC
                                          BOND                DESIG-
                REALIZED      TOTAL     INTEREST/             NATION
                  GAIN        GAIN       STOCK                  OR
                 (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP         ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION  DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
------------------------- ----------- ----------- ---------- ---------
  3128Q2 CU 5                       0     22,864  06/01/2035     1
  3128JM M8 7                       0      3,848  07/01/2035     1
  3128S4 BJ 5                       0     10,206  03/01/2036     1
  313401 FS 5                       0          2  11/01/2008     1
  313401 FU 0                       0          5  11/01/2008     1
  313401 GK 1                       0         16  06/01/2009     1
  313401 GR 6                       0         61  09/01/2009     1
  313401 GT 2                       0         18  09/01/2009     1
  3133TP QW 2                       0        371  09/01/2030     1
  31339W NG 7                       0      8,050  09/01/2030     1
  31392R 4A 6                       0      6,154  02/01/2031     1
  31395T V3 5                       0      9,334  01/01/2033     1
  31407G CY 2                       0        376  05/01/2035     1
  31362P VJ 7                       0          7  09/01/2018     1
  31362J UN 3                       0        156  06/01/2028     1
  31403C 7J 4                       0     15,102  12/01/2035     1
  31407B YA 1                       0        505  07/01/2035     1
  31405C NR 6                       0      4,623  06/01/2034     1
  31406E QG 2                       0     13,150  07/01/2035     1
  31406M 3F 1                       0      3,509  03/01/2035     1
  31407B YC 7                       0     40,848  07/01/2035     1
  31407E MH 3                       0     27,858  06/01/2035     1
  31371K KS 9                       0        199  01/01/2017     1
  31371K NG 2                       0         58  04/01/2017     1
  31371K QE 4                       0      1,858  05/01/2017     1
  31371K RD 5                       0        182  06/01/2017     1
  31371K SB 8                       0        262  07/01/2017     1
  31371K WE 7                       0      3,268  12/01/2017     1
  31374T QF 9                       0        171  04/01/2014     1
  31379J KH 8                       0        377  05/01/2013     1
  31379T W2 6                       0        197  05/01/2013     1
  31382H BS 3                       0        704  04/01/2014     1
  31384V ZR 6                       0        141  08/01/2015     1
  31384X 3K 2                       0        416  06/01/2015     1
  31386D UB 4                       0         19  12/01/2015     1
  31386F YK 5                       0         62  01/01/2016     1
  31387F GV 0                       0        125  06/01/2016     1
  31388C 3E 8                       0        158  11/01/2016     1
  31388C 4X 5                       0      2,217  11/01/2016     1
  31389G TU 4                       0         64  02/01/2017     1
  31389L D8 9                       0        422  03/01/2017     1
  31389N NB 7                       0        115  04/01/2017     1
  31389V S5 7                       0        174  05/01/2017     1
  31389V SY 4                       0         60  05/01/2017     1
  31389X 6A 6                       0         45  05/01/2017     1
  31390C AN 6                       0         10  03/01/2017     1
  31390D HH 0                       0         28  04/01/2017     1
  31390H CA 1                       0      3,919  05/01/2017     1
  31390H CH 6                       0         16  05/01/2017     1
  31390M HB 3                       0         81  06/01/2017     1


                                     QE05.2

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
  31400S Z9 3  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                          135,664
  31402U TY 8  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                          123,139
  31403B 3Y 7  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                          141,963
  31403B 3Z 4  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                           98,813
  313633 UK 3  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               92
  31363C MM 8  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               12
  31371J L4 4  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              390
  31371J XA 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,256
  31371K HY 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            6,398
  31371K WJ 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           97,568
  31371K XY 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           23,561
  31371L DH 9  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          217,460
  31382S GP 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           60,765
  31382U 4U 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,230
  31383P 2X 3  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              244
  31383R FV 9  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            8,105
  31383W X7 1  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              155
  31385H 5B 4  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           82,595
  31385J GG 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           16,751
  31385J P5 1  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           47,549
  31385J RN 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           64,805
  31385X D2 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           35,601
  31385X HR 1  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           34,436
  31386E C4 8  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           13,005
  31386H CG 4  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,459
  31386H MR 9  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               53
  31386M ZB 9  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,499
  31386P UJ 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              510
  31386R KK 4  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           33,181
  31387H V5 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              500
  31387T X2 5  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,353
  31387U V6 5  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            7,238
  31388M NB 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              340
  31388N Q6 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          169,817
  31389C Q8 5  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           10,039
  31389F J9 4  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           76,043
  31389T VH 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           26,768
  31390H ST 3  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              651
  31390K CM 8  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           12,570
  31390K WQ 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,459
  31390P GK 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           49,427
  31390Y PN 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           65,158
  31391F TZ 1  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          296,380
  31391U C5 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           26,706
  31391U J2 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           76,007
  31400C 6B 5  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            9,113
  31400F C6 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,794
  31400H YZ 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            3,405
  31400J RY 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          118,892

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
  31400S Z9 3      135,664     141,472     141,971                  (6,307)                 (6,307)                135,664
  31402U TY 8      123,139     123,644     123,580                    (441)                   (441)                123,139
  31403B 3Y 7      141,963     142,545     142,446                    (484)                   (484)                141,963
  31403B 3Z 4       98,813      99,218      99,168                    (355)                   (355)                 98,813
  313633 UK 3           92         101          99                      (7)                     (7)                     92
  31363C MM 8           12          13          13                      (2)                     (2)                     12
  31371J L4 4          390         402         437                     (48)                    (48)                    390
  31371J XA 7        2,256       2,306       2,407                    (150)                   (150)                  2,256
  31371K HY 0        6,398       6,352       6,295                     104                     104                   6,398
  31371K WJ 6       97,568      99,733     102,297                  (4,729)                 (4,729)                 97,568
  31371K XY 2       23,561      24,077      24,578                  (1,017)                 (1,017)                 23,561
  31371L DH 9      217,460     218,921     219,277                  (1,818)                 (1,818)                217,460
  31382S GP 0       60,765      62,939      69,864                  (9,099)                 (9,099)                 60,765
  31382U 4U 7        2,230       2,189       2,128                     102                     102                   2,230
  31383P 2X 3          244         248         248                      (4)                     (4)                    244
  31383R FV 9        8,105       7,935       7,774                     330                     330                   8,105
  31383W X7 1          155         152         148                       7                       7                     155
  31385H 5B 4       82,595      85,079      85,648                  (3,053)                 (3,053)                 82,595
  31385J GG 7       16,751      17,343      18,727                  (1,975)                 (1,975)                 16,751
  31385J P5 1       47,549      48,979      49,311                  (1,762)                 (1,762)                 47,549
  31385J RN 0       64,805      66,754      67,245                  (2,440)                 (2,440)                 64,805
  31385X D2 0       35,601      35,935      36,223                    (622)                   (622)                 35,601
  31385X HR 1       34,436      34,759      35,010                    (574)                   (574)                 34,436
  31386E C4 8       13,005      13,378      13,787                    (782)                   (782)                 13,005
  31386H CG 4        1,459       1,484       1,543                     (84)                    (84)                  1,459
  31386H MR 9           53          55          58                      (5)                     (5)                     53
  31386M ZB 9        1,499       1,525       1,555                     (57)                    (57)                  1,499
  31386P UJ 0          510         522         542                     (32)                    (32)                    510
  31386R KK 4       33,181      33,910      35,292                  (2,111)                 (2,111)                 33,181
  31387H V5 6          500         508         536                     (37)                    (37)                    500
  31387T X2 5        1,353       1,365       1,388                     (35)                    (35)                  1,353
  31387U V6 5        7,238       7,298       7,356                    (118)                   (118)                  7,238
  31388M NB 0          340         346         360                     (20)                    (20)                    340
  31388N Q6 6      169,817     174,925     175,194                  (5,377)                 (5,377)                169,817
  31389C Q8 5       10,039      10,114      10,254                    (215)                   (215)                 10,039
  31389F J9 4       76,043      78,331      78,762                  (2,719)                 (2,719)                 76,043
  31389T VH 2       26,768      27,573      27,813                  (1,045)                 (1,045)                 26,768
  31390H ST 3          651         659         666                     (15)                    (15)                    651
  31390K CM 8       12,570      12,886      13,566                    (996)                   (996)                 12,570
  31390K WQ 7        2,459       2,546       2,671                    (212)                   (212)                  2,459
  31390P GK 7       49,427      51,682      55,684                  (6,257)                 (6,257)                 49,427
  31390Y PN 2       65,158      67,117      67,543                  (2,386)                 (2,386)                 65,158
  31391F TZ 1      296,380     306,661     306,711                 (10,331)                (10,331)                296,380
  31391U C5 2       26,706      27,970      30,085                  (3,379)                 (3,379)                 26,706
  31391U J2 2       76,007      79,606      83,660                  (7,652)                 (7,652)                 76,007
  31400C 6B 5        9,113       9,174       9,180                     (67)                    (67)                  9,113
  31400F C6 2        1,794       1,806       1,812                     (18)                    (18)                  1,794
  31400H YZ 0        3,405       3,428       3,427                     (21)                    (21)                  3,405
  31400J RY 7      118,892     121,437     121,577                  (2,684)                 (2,684)                118,892

      1              18          19          20        21          22

                                                                 NAIC
                                            BOND                DESIG-
                  REALIZED      TOTAL     INTEREST/             NATION
                    GAIN        GAIN       STOCK                  OR
                   (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP           ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION    DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
--------------  ----------- ----------- ----------- ---------- ---------
  31400S Z9 3                         0      5,430  04/01/2018     1
  31402U TY 8                         0      4,540  09/01/2018     1
  31403B 3Y 7                         0      5,202  09/01/2018     1
  31403B 3Z 4                         0      3,554  09/01/2018     1
  313633 UK 3                         0          7  07/01/2019     1
  31363C MM 8                         0          1  11/01/2019     1
  31371J L4 4                         0         23  06/01/2030     1
  31371J XA 7                         0        124  03/01/2031     1
  31371K HY 0                         0        301  01/01/2032     1
  31371K WJ 6                         0      4,164  12/01/2032     1
  31371K XY 2                         0      1,012  01/01/2033     1
  31371L DH 9                         0      8,619  10/01/2033     1
  31382S GP 0                         0      2,947  04/01/2029     1
  31382U 4U 7                         0         99  04/01/2029     1
  31383P 2X 3                         0         12  09/01/2029     1
  31383R FV 9                         0        387  08/01/2029     1
  31383W X7 1                         0          7  11/01/2029     1
  31385H 5B 4                         0      3,583  02/01/2032     1
  31385J GG 7                         0        790  06/01/2032     1
  31385J P5 1                         0      2,057  10/01/2032     1
  31385J RN 0                         0      2,788  11/01/2032     1
  31385X D2 0                         0      1,522  05/01/2033     1
  31385X HR 1                         0      1,487  07/01/2033     1
  31386E C4 8                         0        632  04/01/2031     1
  31386H CG 4                         0         74  12/01/2030     1
  31386H MR 9                         0          3  01/01/2031     1
  31386M ZB 9                         0         72  10/01/2030     1
  31386P UJ 0                         0         28  01/01/2031     1
  31386R KK 4                         0      1,864  02/01/2031     1
  31387H V5 6                         0         25  05/01/2031     1
  31387T X2 5                         0         68  07/01/2031     1
  31387U V6 5                         0        362  07/01/2031     1
  31388M NB 0                         0         16  09/01/2031     1
  31388N Q6 6                         0      6,836  01/01/2032     1
  31389C Q8 5                         0        486  12/01/2031     1
  31389F J9 4                         0      3,272  01/01/2032     1
  31389T VH 2                         0      1,121  10/01/2032     1
  31390H ST 3                         0         26  07/01/2033     1
  31390K CM 8                         0        655  06/01/2032     1
  31390K WQ 7                         0        115  08/01/2032     1
  31390P GK 7                         0      2,350  08/01/2032     1
  31390Y PN 2                         0      2,652  09/01/2032     1
  31391F TZ 1                         0     12,575  09/01/2032     1
  31391U C5 2                         0      1,299  01/01/2033     1
  31391U J2 2                         0      3,564  01/01/2033     1
  31400C 6B 5                         0        341  04/01/2033     1
  31400F C6 2                         0         71  03/01/2033     1
  31400H YZ 0                         0        135  03/01/2033     1
  31400J RY 7                         0      4,732  02/01/2033     1


                                     QE05.3

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
  31400K G3 4  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           22,169
  31400K GZ 3  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,348
  31400Q TN 3  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           14,794
  31400R MA 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           15,126
  31400R ML 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,049
  31400R NT 4  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              614
  31400T B2 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,155
  31401A GE 1  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,224
  31401B NS 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           23,569
  31402Q LZ 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           57,338
  31402Q TR 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          102,371
  31402R DE 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                        1,046,620
  31402X EP 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           67,712
  31402Y GF 5  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           79,464
  31403B CG 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            6,160
  31403F JF 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           12,749
  31403F JW 5  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           73,787
  31404M 6Q 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           18,676
  31405A TY 9  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           28,734
  31405A U9 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           76,428
  31405D D4 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            5,053
  31406A 6Y 3  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              309
  31406D EL 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           36,541
  31406D FK 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           83,685
  31406M UD 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          222,156
  31408E G5 5  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           18,639
  31413Q R4 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           45,296
  31414A D5 8  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          107,175
  31414K 6R 6  FNMA 30YR ALT-A                              09/01/2008 SCHEDULED REDEMPTION                          458,391
  31414K 6S 4  FNMA 30YR ALT-A                              09/01/2008 SCHEDULED REDEMPTION                          292,537
  31377T VK 9  FNMA 30YR MULTI                              09/01/2008 SCHEDULED REDEMPTION                            7,343
  31377T VL 7  FNMA 30YR MULTI                              09/01/2008 SCHEDULED REDEMPTION                            8,742
  31377T WC 6  FNMA 30YR MULTI                              09/01/2008 SCHEDULED REDEMPTION                            6,586
  31377T WK 8  FNMA 30YR MULTI                              09/01/2008 SCHEDULED REDEMPTION                           15,823
  31410G NB 5  FNMA 30YR 10/20 INT FIRST                    09/01/2008 SCHEDULED REDEMPTION                          941,769
  31411V MZ 9  FNMA 30YR 10/20 INT FIRST                    09/01/2008 SCHEDULED REDEMPTION                           77,958
  31411W NR 4  FNMA 30YR 10/20 INT FIRST                    09/01/2008 SCHEDULED REDEMPTION                            1,299
  31412A D6 8  FNMA 30YR 10/20 INT FIRST                    09/01/2008 SCHEDULED REDEMPTION                          254,883
  31359S J3 5  FNMA_01-19                                   09/01/2008 SCHEDULED REDEMPTION                          139,473
  31359S JT 8  FNMA_01-5                                    09/01/2008 SCHEDULED REDEMPTION                           27,036
  31392C KP 8  FNMA_02-15                                   09/25/2008 SCHEDULED REDEMPTION                           75,947
  31392F P9 2  FNMA_02-82                                   09/25/2008 SCHEDULED REDEMPTION                          106,445
  31394A E2 8  FNMA_04-69                                   09/01/2008 SCHEDULED REDEMPTION                          165,073
  31364H AJ 6  FNSTR_E                                      09/01/2008 SCHEDULED REDEMPTION                              846
  31364H AM 9  FNSTR_F                                      09/01/2008 SCHEDULED REDEMPTION                            1,658
  83162C QD 8  SBAP_06-20C                                  09/01/2008 SCHEDULED REDEMPTION                          201,781
  83162C QN 6  SBAP_06-20I                                  09/01/2008 SCHEDULED REDEMPTION                          574,850
  795485 AA 9  SBM6_86-1                                    09/01/2008 SCHEDULED REDEMPTION                            1,398
  31374T C3 1  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                           21,868
 3199999       Total - Bonds - Special Revenue &
               Assessment                                                                                         14,345,537

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
  31400K G3 4       22,169      22,318      22,353                    (184)                   (184)                 22,169
  31400K GZ 3        2,348       2,364       2,368                     (20)                    (20)                  2,348
  31400Q TN 3       14,794      14,894      14,922                    (128)                   (128)                 14,794
  31400R MA 6       15,126      15,228      15,232                    (106)                   (106)                 15,126
  31400R ML 2        2,049       2,063       2,066                     (16)                    (16)                  2,049
  31400R NT 4          614         652         650                     (36)                    (36)                    614
  31400T B2 2        1,155       1,163       1,165                     (10)                    (10)                  1,155
  31401A GE 1        2,224       2,239       2,241                     (17)                    (17)                  2,224
  31401B NS 0       23,569      23,760      23,794                    (225)                   (225)                 23,569
  31402Q LZ 2       57,338      57,723      57,776                    (438)                   (438)                 57,338
  31402Q TR 2      102,371     105,922     106,989                  (4,618)                 (4,618)                102,371
  31402R DE 6    1,046,620   1,051,158   1,051,923                  (5,303)                 (5,303)              1,046,620
  31402X EP 7       67,712      68,601      69,467                  (1,755)                 (1,755)                 67,712
  31402Y GF 5       79,464      80,483      80,557                  (1,093)                 (1,093)                 79,464
  31403B CG 6        6,160       6,328       6,500                    (340)                   (340)                  6,160
  31403F JF 2       12,749      12,853      12,854                    (105)                   (105)                 12,749
  31403F JW 5       73,787      74,386      74,387                    (600)                   (600)                 73,787
  31404M 6Q 6       18,676      18,309      18,278                     398                     398                  18,676
  31405A TY 9       28,734      28,169      28,118                     616                     616                  28,734
  31405A U9 2       76,428      74,923      74,685                   1,743                   1,743                  76,428
  31405D D4 6        5,053       4,954       4,946                     107                     107                   5,053
  31406A 6Y 3          309         313         314                      (6)                     (6)                    309
  31406D EL 6       36,541      37,009      37,050                    (509)                   (509)                 36,541
  31406D FK 7       83,685      84,757      84,776                  (1,091)                 (1,091)                 83,685
  31406M UD 6      222,156     229,862     231,262                  (9,105)                 (9,105)                222,156
  31408E G5 5       18,639      18,048                                 591                     591                  18,639
  31413Q R4 2       45,296      45,625                                (329)                   (329)                 45,296
  31414A D5 8      107,175     112,467                              (5,292)                 (5,292)                107,175
  31414K 6R 6      458,391     475,867                             (17,476)                (17,476)                458,391
  31414K 6S 4      292,537     303,690                             (11,153)                (11,153)                292,537
  31377T VK 9        7,343       7,637       7,603                    (260)                   (260)                  7,343
  31377T VL 7        8,742       9,060       9,023                    (281)                   (281)                  8,742
  31377T WC 6        6,586       6,624       6,620                     (34)                    (34)                  6,586
  31377T WK 8       15,823      16,254      16,203                    (380)                   (380)                 15,823
  31410G NB 5      941,769     941,475     941,478                     291                     291                 941,769
  31411V MZ 9       77,958      75,979      76,105                   1,854                   1,854                  77,958
  31411W NR 4        1,299       1,266       1,267                      32                      32                   1,299
  31412A D6 8      254,883     248,452     248,790                   6,094                   6,094                 254,883
  31359S J3 5      139,473     146,338     146,078                  (6,605)                 (6,605)                139,473
  31359S JT 8       27,036      27,357      27,336                    (300)                   (300)                 27,036
  31392C KP 8       75,947      76,546      75,947                                               0                  75,947
  31392F P9 2      106,445     106,478     106,445                                               0                 106,445
  31394A E2 8      165,073     172,243     170,035                  (4,962)                 (4,962)                165,073
  31364H AJ 6          846         770         824                      22                      22                     846
  31364H AM 9        1,658       1,730       1,666                      (9)                     (9)                  1,658
  83162C QD 8      201,781     199,574     199,625                   2,156                   2,156                 201,781
  83162C QN 6      574,850     574,850     574,850                                               0                 574,850
  795485 AA 9        1,398       1,375       1,398                                               0                   1,398
  31374T C3 1       21,868      21,881      21,881                     (13)                    (13)                 21,868
 3199999
                14,345,537  14,474,039  13,121,927      0         (157,535)        0      (157,535)        0    14,345,537         0

      1             18          19          20        21          22

                                                                NAIC
                                           BOND                DESIG-
                 REALIZED      TOTAL     INTEREST/             NATION
                   GAIN        GAIN       STOCK                  OR
                  (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP          ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION   DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
-------------- ----------- ----------- ----------- ---------- ---------
  31400K G3 4                        0        911  03/01/2033     1
  31400K GZ 3                        0         96  03/01/2033     1
  31400Q TN 3                        0        594  04/01/2033     1
  31400R MA 6                        0        619  04/01/2033     1
  31400R ML 2                        0         82  03/01/2033     1
  31400R NT 4                        0         31  02/01/2033     1
  31400T B2 2                        0         47  05/01/2033     1
  31401A GE 1                        0         89  04/01/2033     1
  31401B NS 0                        0        898  04/01/2033     1
  31402Q LZ 2                        0      2,263  08/01/2033     1
  31402Q TR 2                        0      4,388  11/01/2034     1
  31402R DE 6                        0     45,535  05/01/2035     1
  31402X EP 7                        0      2,741  07/01/2033     1
  31402Y GF 5                        0      3,175  10/01/2033     1
  31403B CG 6                        0        276  11/01/2033     1
  31403F JF 2                        0        506  10/01/2033     1
  31403F JW 5                        0      2,885  10/01/2033     1
  31404M 6Q 6                        0        720  06/01/2034     1
  31405A TY 9                        0      1,175  06/01/2034     1
  31405A U9 2                        0      2,996  06/01/2034     1
  31405D D4 6                        0        200  07/01/2034     1
  31406A 6Y 3                        0         12  12/01/2034     1
  31406D EL 6                        0      1,398  12/01/2034     1
  31406D FK 7                        0      3,259  12/01/2034     1
  31406M UD 6                        0      9,487  01/01/2035     1
  31408E G5 5                        0         85  01/01/2036     1
  31413Q R4 2                        0        453  09/01/2037     1
  31414A D5 8                        0      1,862  11/01/2037     1
  31414K 6R 6                        0     15,106  01/01/2038     1
  31414K 6S 4                        0      9,631  01/01/2038     1
  31377T VK 9                        0        304  04/01/2034     1
  31377T VL 7                        0        363  04/01/2034     1
  31377T WC 6                        0        255  03/01/2034     1
  31377T WK 8                        0        640  03/01/2034     1
  31410G NB 5                        0     40,093  10/01/2037     1
  31411V MZ 9                        0      3,016  05/01/2037     1
  31411W NR 4                        0         51  04/01/2037     1
  31412A D6 8                        0      9,478  05/01/2037     1
  31359S J3 5                        0      6,369  05/01/2031     1
  31359S JT 8                        0      1,386  03/01/2031     1
  31392C KP 8                        0      1,974  04/25/2032     1
  31392F P9 2                        0      2,673  12/25/2032     1
  31394A E2 8                        0      7,673  05/01/2033     1
  31364H AJ 6                        0         36  09/01/2010     1
  31364H AM 9                        0        137  05/01/2009     1
  83162C QD 8                        0     11,755  03/01/2026    1FE
  83162C QN 6                        0     32,545  09/01/2026    1FE
  795485 AA 9                        0         60  12/01/2011    1FE
  31374T C3 1                        0        947  09/01/2013     1
 3199999
                         0           0    561,306     XXX        XXX


                                     QE05.4

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
BONDS - PUBLIC UTILITIES
  73664# AA 8  PORTLAND NATURAL GAS TRANSMISSI              09/30/2008 SCHEDULED REDEMPTION                           69,236
  924172 D@ 5  VERMONT TRANSCO LLC SERIES L FMB             07/01/2008 SCHEDULED REDEMPTION                           11,586
 3899999       Total - Bonds - Public Utilities                                                                       80,822
BONDS - INDUSTRIAL AND MISCELLANEOUS
  00432C AG 6  ACCSS_01                                     08/25/2008 SCHEDULED REDEMPTION                           37,901
  004406 AA 2  ACE_06-GP1                                   09/25/2008 SCHEDULED REDEMPTION                          243,280
  03061N HK 8  AMCAR_04-1                                   07/06/2008 SCHEDULED REDEMPTION                        3,329,571
  03062X AC 0  AMCAR_06-BG                                  09/06/2008 SCHEDULED REDEMPTION                          676,473
  05947U D2 1  BACM_05-1                                    09/01/2008 SCHEDULED REDEMPTION                          135,538
  084664 BB 6  BERKSHIRE HATHAWAY FINANCE COR               08/07/2008 JP MORGAN CHASE BANK                        4,166,928
  07383F AQ 1  BSCMS_99-C1                                  09/01/2008 SCHEDULED REDEMPTION                          396,909
  07383F BX 5  BSCMS_99-CLF1                                09/15/2008 SCHEDULED REDEMPTION                           11,286
  12189P AJ 1  BURLINGTON NORTHERN AND SANTE F              07/15/2008 SCHEDULED REDEMPTION                          147,834
  12189P AF 9  BURLINGTON NORTHERN SANTE FE R               07/02/2008 SCHEDULED REDEMPTION                           25,748
  14984W AA 8  CBAC_07-1A                                   09/01/2008 SCHEDULED REDEMPTION                          488,373
  161443 AH 9  CMAOT_05-B                                   09/15/2008 SCHEDULED REDEMPTION                          388,535
  14041P BA 3  COPAR_04-3                                   08/15/2008 SCHEDULED REDEMPTION                        4,000,000
  224044 AM 9  COX COMMUNICATIONS INC                       08/01/2008 MATURED                                     1,500,000
  22540A 3E 6  CSFB_01-CK3                                  09/01/2008 SCHEDULED REDEMPTION                          140,704
  22540V N4 0  CSFB_02-HE11                                 09/25/2008 SCHEDULED REDEMPTION                           28,969
  22541Q SX 1  CSFB_03-C4                                   07/01/2008 SCHEDULED REDEMPTION                        2,237,927
  22540A LK 2  CSFB_99-C1                                   09/11/2008 SCHEDULED REDEMPTION                           59,524
  22943N AA 1  CSMS_06-HC1A                                 07/01/2008 Various                                          (277)
  12669F GX 5  CWHL_03-J13                                  09/01/2008 SCHEDULED REDEMPTION                           72,574
  23243N AF 5  CWL_06-S4                                    09/01/2008 SCHEDULED REDEMPTION                            1,245
  12669R AB 3  CWL_07-S1                                    09/01/2008 SCHEDULED REDEMPTION                          141,149
  12669R AC 1  CWL_07-S1                                    09/01/2008 SCHEDULED REDEMPTION                          141,149
  233835 AQ 0  DAIMLERCHRYSLER NORTH AMERICA H              08/13/2008 Various                                       498,713
  23322B CM 8  DLJCM_98-CG1                                 09/01/2008 SCHEDULED REDEMPTION                        1,607,591
  294751 BP 6  EQABS_02-5                                   09/01/2008 SCHEDULED REDEMPTION                          188,912
  31865Q AH 4  FARGT_03-2                                   09/15/2008 SCHEDULED REDEMPTION                          181,550
  35729P AK 6  FHLT_02-2                                    09/25/2008 SCHEDULED REDEMPTION                          148,340
  35729P AT 7  FHLT_03-1                                    09/25/2008 SCHEDULED REDEMPTION                           22,837
  316175 4# 2  FIDELITY INSTITUTIONAL MONEY MKT             09/18/2008 CITIGROUP (Salomon/Smith B                 13,628,715
  345397 SG 9  FORD MOTOR CREDIT COMPANY                    08/25/2008 BANC OF AMERICA SECURITI                    4,415,625
  345397 ST 1  FORD MOTOR CREDIT COMPANY                    08/28/2008 GOLDMAN SACHS & CO                          2,595,000
  337378 AB 9  FUNBC_99-C4                                  09/01/2008 SCHEDULED REDEMPTION                           62,810
  337366 AB 4  FUNCM_99-C2                                  09/01/2008 SCHEDULED REDEMPTION                          576,207
  36158Y AB 5  GECMC_00-1                                   09/01/2008 SCHEDULED REDEMPTION                           28,946
  45957@ AC 0  GENERAL PARTS INTERNATIONAL INC              09/10/2008 SCHEDULED REDEMPTION                        1,500,000
  361849 QE 5  GMACC_01-C1                                  09/01/2008 SCHEDULED REDEMPTION                            4,502
  361849 CP 5  GMACC_97-C2                                  09/01/2008 SCHEDULED REDEMPTION                           30,096
  39121J AA 8  GREAT RIVER ENERGY                           07/01/2008 SCHEDULED REDEMPTION                        2,538,777
  393505 KD 3  GT_95-9                                      09/15/2008 SCHEDULED REDEMPTION                          103,713
  449182 BL 7  HART_05-A                                    09/15/2008 SCHEDULED REDEMPTION                          154,519
  449182 BN 3  HART_05-A                                    09/15/2008 SCHEDULED REDEMPTION                        1,260,157
  22541N HH 5  HEAT_02-3                                    09/25/2008 SCHEDULED REDEMPTION                          319,249
  428236 AQ 6  HEWLETT-PACKARD COMPANY                      08/19/2008 CREDIT SUISSE FIRST BOST                    3,490,200

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
BONDS - PUBLIC UTILITIES
  73664# AA 8       69,236      69,236      69,236                                               0                  69,236
  924172 D@ 5       11,586      11,586      11,586                                               0                  11,586
 3899999            80,822      80,822      80,822      0                0         0             0         0        80,822         0
BONDS - INDUSTRIAL AND MISCELLANEOUS
  00432C AG 6       37,901      37,522      37,866                      35                      35                  37,901
  004406 AA 2      243,280     243,280     243,280                                               0                 243,280
  03061N HK 8    3,329,571   3,361,436   3,332,000                  (2,429)                 (2,429)              3,329,571
  03062X AC 0      676,473     663,472                              13,001                  13,001                 676,473
  05947U D2 1      135,538     133,457     134,090                   1,448                   1,448                 135,538
  084664 BB 6    4,178,000   4,172,819                                 230                     230               4,173,050
  07383F AQ 1      396,909     409,002     400,436                  (3,527)                 (3,527)                396,909
  07383F BX 5       11,286      12,578      12,367                  (1,082)                 (1,082)                 11,286
  12189P AJ 1      147,834     147,834     147,834                                               0                 147,834
  12189P AF 9       25,748      30,362      29,102                  (3,354)                 (3,354)                 25,748
  14984W AA 8      488,373     488,210     488,241                     133                     133                 488,373
  161443 AH 9      388,535     386,653     387,943                     592                     592                 388,535
  14041P BA 3    4,000,000   3,999,132   3,999,881                     119                     119               4,000,000
  224044 AM 9    1,500,000   1,471,695   1,497,217                   2,783                   2,783               1,500,000
  22540A 3E 6      140,704     153,709     144,689                  (3,985)                 (3,985)                140,704
  22540V N4 0       28,969      28,969      28,969                                               0                  28,969
  22541Q SX 1    2,237,927   2,136,695   2,231,036                   6,890                    6,890              2,237,927
  22540A LK 2       59,524      69,139      61,740                  (2,216)                 (2,216)                 59,524
  22943N AA 1                                                    3,238,932               3,238,932                    (232)
  12669F GX 5       72,574      71,893      72,002                     572                     572                  72,574
  23243N AF 5        1,245       1,245       1,245                       0                       0                   1,245
  12669R AB 3      141,149     141,148     141,149                       1                       1                 141,149
  12669R AC 1      141,149     141,142     141,144                       5                       5                 141,149
  233835 AQ 0      475,000     492,756     491,465                    (155)                   (155)                491,310
  23322B CM 8    1,607,591   1,787,315   1,641,905                 (34,314)                (34,314)              1,607,591
  294751 BP 6      188,912     188,912     188,912                                               0                 188,912
  31865Q AH 4      181,550     181,550     181,550                                               0                 181,550
  35729P AK 6      148,340     147,691     148,198                     142                     142                 148,340
  35729P AT 7       22,837      22,819      22,766                      72                      72                  22,837
  316175 4# 2   20,000,000   4,560,000  10,768,799                 597,525                 597,525              11,366,324
  345397 SG 9    4,500,000   4,222,710   4,454,444                  28,801                  28,801               4,483,245
  345397 ST 1    3,000,000   3,214,650   2,831,567                  42,131                  42,131               2,873,698
  337378 AB 9       62,810      70,615      64,914                  (2,104)                 (2,104)                 62,810
  337366 AB 4      576,207     586,077     577,566                  (1,359)                 (1,359)                576,207
  36158Y AB 5       28,946      29,811      29,274                    (328)                   (328)                 28,946
  45957@ AC 0    1,500,000   1,611,833   1,572,710                 (72,710)                (72,710)              1,500,000
  361849 QE 5        4,502       4,968       4,761                    (259)                   (259)                  4,502
  361849 CP 5       30,096      30,688      30,191                     (95)                    (95)                 30,096
  39121J AA 8    2,538,777   2,538,777   2,538,777                                               0               2,538,777
  393505 KD 3      103,713     107,116     104,370                    (657)                   (657)                103,713
  449182 BL 7      154,519     154,490     154,511                       8                       8                 154,519
  449182 BN 3    1,260,157   1,259,968   1,260,110                      47                      47               1,260,157
  22541N HH 5      319,249     319,249     319,249                                               0                 319,249
  428236 AQ 6    3,500,000   3,497,235                                 235                     235               3,497,470

      1             18          19          20        21          22

                                                                NAIC
                                           BOND                DESIG-
                 REALIZED      TOTAL     INTEREST/             NATION
                   GAIN        GAIN       STOCK                  OR
                  (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP          ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION   DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
-------------- ----------- ----------- ----------- ---------- ---------
BONDS - INDUSTRIAL AND MISCELLANEOUS
  73664# AA 8                        0      3,064  12/31/2018     2
  924172 D@ 5                        0        634  04/01/2018     2
 3899999                 0           0      3,698     XXX        XXX
BONDS - INDUSTRIAL AND MISCELLANEOUS
  00432C AG 6                        0      1,274  05/25/2034    1FE
  004406 AA 2                        0      5,507  02/25/2031    1FE
  03061N HK 8                        0     96,273  07/06/2010    1FE
  03062X AC 0                        0     13,692  10/06/2011    2FE
  05947U D2 1                        0      4,921  11/01/2042    1FE
  084664 BB 6       (6,121)     (6,121)    47,513  05/15/2013    1FE
  07383F AQ 1                        0     17,579  02/01/2031    1FE
  07383F BX 5                        0        595  05/15/2030    1FE
  12189P AJ 1                        0      9,945  07/15/2022    1FE
  12189P AF 9                        0      1,949  01/02/2021    1FE
  14984W AA 8                        0     20,694  07/01/2039    1FE
  161443 AH 9                        0     13,922  06/15/2012    1FE
  14041P BA 3                        0    102,933  08/15/2011    1FE
  224044 AM 9                        0     96,000  08/01/2008    2FE
  22540A 3E 6                        0      6,583  06/01/2034    1FE
  22540V N4 0                        0        929  10/25/2032    1FE
  22541Q SX 1                        0     40,659  08/01/2036    1FE
  22540A LK 2                        0      3,188  09/11/2041    1FE
  22943N AA 1          (44)        (44)    13,066  05/15/2023    1FE
  12669F GX 5                        0      2,536  01/01/2019    1FE
  23243N AF 5                        0         54  07/01/2034    1FE
  12669R AB 3                        0      5,710  11/01/2036    1FE
  12669R AC 1                        0      5,914  11/01/2036    1FE
  233835 AQ 0        7,403       7,403     42,916  01/18/2031    1FE
  23322B CM 8                        0     92,709  06/01/2031    1FE
  294751 BP 6                        0      7,807  11/01/2032    1FE
  31865Q AH 4                        0      4,342  09/15/2010    1FE
  35729P AK 6                        0      5,045  10/25/2033    1FE
  35729P AT 7                        0        957  02/25/2033    1FE
  316175 4# 2    2,262,391   2,262,391             05/16/2016     1
  345397 SG 9      (67,620)    (67,620)   294,350  01/12/2009    4FE
  345397 ST 1     (278,698)   (278,698)   169,313  06/15/2010    4FE
  337378 AB 9                        0      3,402  12/01/2031    1FE
  337366 AB 4                        0     27,950  06/01/2031    1FE
  36158Y AB 5                        0      1,352  01/01/2033    1FE
  45957@ AC 0                        0    108,000  09/10/2012     3
  361849 QE 5                        0        209  04/01/2034    1FE
  361849 CP 5                        0      1,466  04/01/2029    1FE
  39121J AA 8                        0    147,574  07/01/2017    1FE
  393505 KD 3                        0      5,513  01/15/2026    1FE
  449182 BL 7                        0      4,686  02/15/2012    1FE
  449182 BN 3                        0     40,493  02/15/2012    1FE
  22541N HH 5                        0     10,410  02/25/2033    2FE
  428236 AQ 6       (7,270)     (7,270)    73,938  03/01/2013    1FE


                                     QE05.5

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
  449670 BB 3  IMCHE_96-2                                   09/01/2008 SCHEDULED REDEMPTION                           90,533
  464187 AF 0  IRWHE_02-A                                   09/01/2008 SCHEDULED REDEMPTION                           74,122
  46625M 2L 2  JPMCC_04-CB8                                 09/01/2008 Various                                        27,048
  46625Y TY 9  JPMCC_05-LDP4                                09/01/2008 SCHEDULED REDEMPTION                           44,130
  49455W AD 8  KINDER MORGAN FINANCE CO ULC                 09/29/2008 MERRILL LYNCH                                 600,750
  49725V AA 0  KIOWA POWER PARTNERS LLC SER A               09/30/2008 SCHEDULED REDEMPTION                          178,317
  493268 BB 1  KSLT_01-A                                    09/29/2008 SCHEDULED REDEMPTION                           59,114
  493268 BG 0  KSLT_02-A                                    08/27/2008 SCHEDULED REDEMPTION                          118,656
  501773 CS 2  LBCMT_99-C1                                  09/01/2008 SCHEDULED REDEMPTION                          411,611
  86359D UE 5  LBSBC_05-2A                                  09/01/2008 SCHEDULED REDEMPTION                          964,683
  52520V AB 9  LBSBC_06-2A                                  09/01/2008 SCHEDULED REDEMPTION                          606,531
  52108H LG 7  LBUBS_02-C4                                  09/11/2008 SCHEDULED REDEMPTION                           75,323
  524908 R4 4  LEHMAN BROTHERS HOLDINGS INC                 09/16/2008 Various                                       405,204
  52521R CN 9  LMT_07-5                                     09/01/2008 SCHEDULED REDEMPTION                        1,222,167
  52524P AN 2  LXS_07-6                                     09/01/2008 SCHEDULED REDEMPTION                          613,002
  57643L BF 2  MABS_03-OPT2                                 09/25/2008 SCHEDULED REDEMPTION                          226,180
  59018Y TZ 4  MERRILL LYNCH  CO INC                        09/22/2008 MERRILL LYNCH                               4,449,650
  57117P AH 7  MLR_06-1A                                    09/15/2008 SCHEDULED REDEMPTION                          120,091
  61746R AG 6  MSAC_02-NC6                                  09/25/2008 SCHEDULED REDEMPTION                          275,543
  617451 CM 9  MSC_06-T21                                   09/01/2008 SCHEDULED REDEMPTION                           64,207
  61745M NR 0  MSC_99-LIFE                                  09/01/2008 SCHEDULED REDEMPTION                           39,743
  61746W HF 0  MSDWC_01-TOP3                                09/01/2008 SCHEDULED REDEMPTION                           31,186
  61746W WT 3  MSDWC_02-IQ3                                 09/01/2008 SCHEDULED REDEMPTION                           88,657
  65119Q BE 2  NEWELL RUBBERMAID INC                        07/15/2008 TENDER TRANSACTION                          5,000,000
  63859C BS 1  NLFC_99-1                                    09/01/2008 SCHEDULED REDEMPTION                        1,567,094
  674135 DM 7  OAK_98-B                                     09/01/2008 SCHEDULED REDEMPTION                           35,689
  67773# AD 2  OHIO VALLEY ELECTRIC CORP                    08/15/2008 SCHEDULED REDEMPTION                          304,185
  70383# AB 2  PAVESTONE COMPANY LP SENIOR SE               07/15/2008 SCHEDULED REDEMPTION                        5,040,000
  74438W AB 2  PMCF_01-ROCK                                 09/01/2008 SCHEDULED REDEMPTION                           76,436
  69348H BK 3  PNCMA_00-C1                                  09/01/2008 SCHEDULED REDEMPTION                          221,100
  74160M DK 5  PRIME_04-CL1                                 09/01/2008 SCHEDULED REDEMPTION                           63,688
  75970J AX 4  RAMC_07-1                                    09/01/2008 Various                                     1,062,184
  760985 FA 4  RAMP_01-RS3                                  09/01/2008 SCHEDULED REDEMPTION                          212,643
  86359A CP 6  SASC_02-HF2                                  08/25/2008 SCHEDULED REDEMPTION                          401,487
  86359A PY 3  SASC_03-BC2                                  09/25/2008 SCHEDULED REDEMPTION                          212,231
  805564 GS 4  SAST_00-3                                    09/01/2008 SCHEDULED REDEMPTION                           60,838
  83162C NX 7  SBAP_04-20H                                  08/01/2008 SCHEDULED REDEMPTION                          485,605
  83162C PR 8  SBAP_05-20G                                  07/01/2008 SCHEDULED REDEMPTION                          532,421
  83162C PS 6  SBAP_05-20H                                  08/01/2008 SCHEDULED REDEMPTION                          169,383
  83162C QX 4  SBAP_07-20C                                  09/01/2008 SCHEDULED REDEMPTION                          478,582
  79548C BH 8  SBM7_01-C1                                   09/01/2008 SCHEDULED REDEMPTION                           91,922
  79549A JJ 9  SBM7_01-C2                                   09/01/2008 SCHEDULED REDEMPTION                          167,716
  84860R AA 1  SPMF_06-1A                                   09/01/2008 SCHEDULED REDEMPTION                           49,764
  852060 AJ 1  SPRINT CAPITAL CORP                          09/30/2008 CREDIT SUISSE FIRST BOST                    1,835,000
  85458# AA 2  STANLEY ACCOUNT VALUE PLAN TRUS              09/30/2008 SCHEDULED REDEMPTION                           35,079
  866348 AA 3  SUMM_02-1                                    09/12/2008 SCHEDULED REDEMPTION                          425,167
  863572 L9 2  WAMU_00-1                                    09/25/2008 SCHEDULED REDEMPTION                           48,463
  929766 BJ 1  WBCMT_02-C2                                  09/01/2008 SCHEDULED REDEMPTION                           74,156
  929766 B8 5  WBCMT_05-C17                                 09/01/2008 SCHEDULED REDEMPTION                          118,430
  92976B FP 2  WBCMT_06-C24                                 09/01/2008 SCHEDULED REDEMPTION                           36,556

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
  449670 BB 3       90,533      93,914      91,963                  (1,430)                 (1,430)                 90,533
  464187 AF 0       74,122      74,102      74,122                                               0                  74,122
  46625M 2L 2       27,048      25,185      22,059                   3,659                   3,659                  27,048
  46625Y TY 9       44,130      44,350      44,250                    (120)                   (120)                 44,130
  49455W AD 8      675,000     674,354     674,451                      42                      42                 674,493
  49725V AA 0      178,317     178,317     178,317                                               0                 178,317
  493268 BB 1       59,114      58,327      58,973                     142                     142                  59,114
  493268 BG 0      118,656     118,656     118,656                                               0                 118,656
  501773 CS 2      411,611     424,040     413,599                  (1,987)                 (1,987)                411,611
  86359D UE 5      964,683     964,563     964,578                     105                     105                 964,683
  52520V AB 9      606,531     606,502     606,504                      27                      27                 606,531
  52108H LG 7       75,323      75,698      75,483                    (160)                   (160)                 75,323
  524908 R4 4   10,582,224  10,507,831  10,508,176                     570                     570              10,508,746
  52521R CN 9    1,222,167   1,242,791   1,240,688                 (18,521)                (18,521)              1,222,167
  52524P AN 2      613,002     620,856     619,801                  (6,799)                 (6,799)                613,002
  57643L BF 2      226,180     226,180     226,180                                               0                 226,180
  59018Y TZ 4    5,000,000   4,990,150   4,992,971                     672                     672               4,993,643
  57117P AH 7      120,091     120,085     120,088                       3                       3                 120,091
  61746R AG 6      275,543     272,085     275,255                     289                     289                 275,543
  617451 CM 9       64,207      64,366      64,305                     (98)                    (98)                 64,207
  61745M NR 0       39,743      45,585      41,168                  (1,425)                 (1,425)                 39,743
  61746W HF 0       31,186      33,503      32,160                    (974)                   (974)                 31,186
  61746W WT 3       88,657      89,127      88,897                    (240)                   (240)                 88,657
  65119Q BE 2    5,000,000   5,403,550   5,045,894                 (45,894)                (45,894)              5,000,000
  63859C BS 1    1,567,094   1,741,739   1,592,923                 (25,830)                (25,830)              1,567,094
  674135 DM 7       35,689      35,674      35,689                                               0                  35,689
  67773# AD 2      304,185     304,185     304,185                                               0                 304,185
  70383# AB 2    5,040,000   5,040,000   5,040,000                                               0               5,040,000
  74438W AB 2       76,436      78,001      77,230                    (794)                   (794)                 76,436
  69348H BK 3      221,100     252,771     229,865                  (8,765)                 (8,765)                221,100
  74160M DK 5       63,688      65,362      65,630                  (1,942)                 (1,942)                 63,688
  75970J AX 4    1,062,184   1,062,173   2,259,557                      11                      11               1,062,184
  760985 FA 4      212,643     222,976     219,615                  (6,971)                 (6,971)                212,643
  86359A CP 6      401,487     401,487     401,487                                               0                 401,487
  86359A PY 3      212,231     207,124     211,933                     298                     298                 212,231
  805564 GS 4       60,838      65,434      61,372                    (534)                   (534)                 60,838
  83162C NX 7      485,605     486,212     486,216                    (611)                   (611)                485,605
  83162C PR 8      532,421     503,580     504,772                  27,649                  27,649                  532,421
  83162C PS 6      169,383     163,692     163,920                   5,462                   5,462                 169,383
  83162C QX 4      478,582     478,582     478,582                                               0                 478,582
  79548C BH 8       91,922      95,770      93,372                  (1,451)                 (1,451)                 91,922
  79549A JJ 9      167,716     183,724     174,609                  (6,893)                 (6,893)                167,716
  84860R AA 1       49,764      49,748      49,749                      15                      15                  49,764
  852060 AJ 1    2,000,000   2,012,240   2,004,826                  (1,086)                 (1,086)              2,003,740
  85458# AA 2       35,079      35,079      35,079                                               0                  35,079
  866348 AA 3      425,167     425,167     425,167                                               0                 425,167
  863572 L9 2       48,463      48,463      48,463                                               0                  48,463
  929766 BJ 1       74,156      74,153      74,155                       1                       1                  74,156
  929766 B8 5      118,430     119,019     118,680                   (250)                    (250)                118,430
  92976B FP 2       36,556      36,739      36,863                   (307)                    (307)                 36,556

      1             18          19          20        21          22

                                                                NAIC
                                           BOND                DESIG-
                 REALIZED      TOTAL     INTEREST/             NATION
                   GAIN        GAIN       STOCK                  OR
                  (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP          ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION   DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
-------------- ----------- ----------- ----------- ---------- ---------
  449670 BB 3                        0      5,343  07/01/2026    1FE
  464187 AF 0                        0      3,675  05/01/2032    1FE
  46625M 2L 2                        0      1,822  01/01/2039    1FE
  46625Y TY 9                        0      1,634  10/01/2042    1FE
  49455W AD 8      (73,743)    (73,743)    47,773  01/05/2016    3FE
  49725V AA 0                        0      6,434  12/30/2013    2FE
  493268 BB 1                        0      1,811  06/29/2037    1FE
  493268 BG 0                        0      3,877  11/30/2032    1FE
  501773 CS 2                        0     20,475  06/01/2031    1FE
  86359D UE 5                        0     38,244  09/01/2030    1FE
  52520V AB 9                        0     25,251  09/01/2036    1FE
  52108H LG 7                        0      2,208  09/11/2026    1FE
  524908 R4 4  (10,103,542)(10,103,542)   723,489  07/17/2037    6FE
  52521R CN 9                        0     59,489  06/01/2037    2FE
  52524P AN 2                        0     28,236  05/01/2037    1FE
  57643L BF 2                        0      3,525  05/25/2033    1FE
  59018Y TZ 4     (543,993)   (543,993)   325,486  07/15/2014    1FE
  57117P AH 7                        0      4,883  09/16/2013    1FE
  61746R AG 6                        0      8,049  11/25/2032    1FE
  617451 CM 9                        0      2,278  10/01/2052    1FE
  61745M NR 0                        0      2,033  04/01/2033    1FE
  61746W HF 0                        0      1,436  07/01/2033    1FE
  61746W WT 3                        0      2,914  09/01/2037    1FE
  65119Q BE 2                        0    317,500  07/15/2028    2FE
  63859C BS 1                        0     71,864  01/01/2031    1FE
  674135 DM 7                        0      1,636  03/01/2017    1FE
  67773# AD 2                        0     17,643  02/15/2026     2
  70383# AB 2                        0    460,701  07/15/2008     3
  74438W AB 2                        0      3,634  05/01/2034    1FE
  69348H BK 3                        0     12,568  02/01/2010    1FE
  74160M DK 5                        0      2,736  02/01/2034    1FE
  75970J AX 4                        0     81,749  04/01/2037    1FE
  760985 FA 4                        0      8,480  10/01/2031    1FE
  86359A CP 6                        0      6,680  07/25/2032    1FE
  86359A PY 3                        0      6,091  02/25/2033    1FE
  805564 GS 4                        0      3,569  12/01/2030    1FE
  83162C NX 7                        0     26,768  08/01/2024    1FE
  83162C PR 8                        0     26,237  07/01/2025    1FE
  83162C PS 6                        0      8,947  08/01/2025    1FE
  83162C QX 4                        0     25,234  03/01/2027    1FE
  79548C BH 8                        0      4,246  12/01/2035    1FE
  79549A JJ 9                        0      7,774  10/01/2011    1FE
  84860R AA 1                        0      2,071  03/01/2024    1FE
  852060 AJ 1     (168,740)   (168,740)   179,188  01/30/2011    3FE
  85458# AA 2                        0      1,538  12/31/2009     1
  866348 AA 3                        0     11,249  08/12/2047    1FE
  863572 L9 2                        0      1,517  01/25/2040    1FE
  929766 BJ 1                        0      2,161  11/01/2034    1FE
  929766 B8 5                        0      4,080  03/01/2042    1FE
  92976B FP 2                        0      1,449  03/01/2045    1FE


                                     QE05.6

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
  94985F AA 6  WFALT_07-PA2                                 09/01/2008 SCHEDULED REDEMPTION                          280,790
  949837 AA 6  WFMBS_07-10                                  09/01/2008 SCHEDULED REDEMPTION                          320,923
  05965X AC 3  BANCO SANTANDER CHILE SA                   F 07/31/2008 JEFFERIES & CO  INC                         2,930,079
  42771* AA 7  HERO OF AMERICA INC                        F 08/18/2008 SCHEDULED REDEMPTION                        2,000,000
  42771* AB 5  HERO OF AMERICA INC                        D 08/18/2008 SCHEDULED REDEMPTION                        4,166,856
  87203R AA 0  BAE SYSTEMS ASSET TRUST                    F 09/15/2008 SCHEDULED REDEMPTION                           53,350
 4599999       Total - Bonds - Industrial & Miscellaneous                                                         91,072,069
BONDS - CREDIT TENANT LOANS
  93114C AA 9  LEHMAN C P  INC  WAL-MART LEASE-BK           09/10/2008 SCHEDULED REDEMPTION                          182,871
 4699999       Total - Bonds - Credit Tenant Loans                                                                   182,871
 6099997       Total - Bonds - Part 4                                                                            122,864,457
 6099999       Total - Bonds                                                                                     122,864,457
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
  225313 AA 3  CREDIT AGRICOLE SA/LONDON                  F 08/14/2008 LEHMAN BROTHERS            1,050,000 000      834,750
  05535A AA 8  INTESABCI SPA                              F 07/15/2008 CALL TRANSACTION           7,000,000 000    7,000,000
  539439 AA 7  LLOYDS TSB GROUP PLC                       F 09/24/2008 UBS WARBURG AG             3,000,000 000    1,945,000
  66567E AW 5  NORTHERN ROCK PLC                          F 08/05/2008 UBS WARBURG AG             1,379,000 000      859,898
 6399999       Total - Preferred Stocks - Industrial &
               Miscellaneous                                                                                      10,639,648
 6599997       Total - Preferred Stocks - Part 4                                                                  10,639,648
 6599999       Total - Preferred Stocks                                                                           10,639,648
 7399999       Total - Preferred and Common Stocks                                                                10,639,648
 7499999       Total - Bonds, Preferred and Common Stocks                                                        133,504,104

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
  94985F AA 6      280,790     274,834     275,423                   5,367                   5,367                 280,790
  949837 AA 6      320,923     314,655     315,111                   5,812                   5,812                 320,923
  05965X AC 3    3,000,000   2,994,270   2,995,713                     309                     309               2,996,022
  42771* AA 7    2,000,000   2,000,000   2,000,000                                               0               2,000,000
  42771* AB 5    3,545,272   3,534,221   4,035,239                   9,431                   9,431  (499,398)    3,545,272   621,584
  87203R AA 0       53,350      55,638      54,325                  (1,836)                 (1,836)                 53,350
 4599999       108,345,121  93,647,452  92,366,557      0        3,730,076         0     3,730,076  (499,398)   99,496,404   621,584
BONDS - CREDIT TENANT LOANS
  93114C AA 9      182,871     208,084     174,862                 (14,964)                (14,964)                182,871
 4699999           182,871     208,084     174,862      0          (14,964)        0       (14,964)        0       182,871         0
 6099997       140,151,928 125,621,032 106,500,019      0        3,500,195         0     3,500,195  (499,398)  131,292,561   621,584
 6099999       140,151,928 125,621,032 106,500,019      0        3,500,195         0     3,500,195  (499,398)  131,292,561   621,584
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
  225313 AA 3                1,050,000   1,050,000                                               0               1,050,000
  05535A AA 8                7,623,280   7,070,467                 (70,467)                (70,467)              7,000,000
  539439 AA 7                2,997,690   2,997,690                                               0               2,997,690
  66567E AW 5                  854,451     854,993                     703                     703                 855,696
 6399999
                       XXX  12,525,421  11,973,151      0          (69,765)        0       (69,765)        0    11,903,386         0
 6599997               XXX  12,525,421  11,973,151      0          (69,765)        0       (69,765)        0    11,903,386         0
 6599999               XXX  12,525,421  11,973,151      0          (69,765)        0       (69,765)        0    11,903,386         0
 7399999               XXX  12,525,421  11,973,151      0          (69,765)        0       (69,765)        0    11,903,386         0
 7499999               XXX 138,146,452 118,473,170      0        3,430,431         0     3,430,431  (499,398)  143,195,947   621,584

      1             18          19          20        21          22

                                                                NAIC
                                           BOND                DESIG-
                 REALIZED      TOTAL     INTEREST/             NATION
                   GAIN        GAIN       STOCK                  OR
                  (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP          ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION   DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
-------------- ----------- ----------- ----------- ---------- ---------
  94985F AA 6                        0     12,199  06/01/2037    1FE
  949837 AA 6                        0     13,777  07/01/2037    1FE
  05965X AC 3      (65,943)    (65,943)   105,686  12/09/2014    1FE
  42771* AA 7                        0     77,600  08/18/2010     2
  42771* AB 5                  621,584    105,706  08/18/2010     2
  87203R AA 0                        0      2,667  09/15/2013    1FE
 4599999        (9,045,919) (8,424,334) 4,489,178      XXX       XXX
BONDS - CREDIT TENANT LOANS
  93114C AA 9                        0     10,914  01/10/2017     1
 4699999                 0           0     10,914      XXX       XXX
 6099997        (9,049,688) (8,428,104) 5,220,300      XXX       XXX
 6099999        (9,049,688) (8,428,104) 5,220,300      XXX       XXX
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
  225313 AA 3     (215,250)   (215,250)    50,137      XXX      P1LFE
  05535A AA 8                        0    560,700      XXX     RP1LFE
  539439 AA 7   (1,052,690) (1,052,690)   162,420      XXX      P1LFE
  66567E AW 5        4,202       4,202     57,752      XXX     RP3LFE
 6399999
                (1,263,738) (1,263,738)   831,009      XXX       XXX
 6599997        (1,263,738) (1,263,738)   831,009      XXX       XXX
 6599999        (1,263,738) (1,263,738)   831,009      XXX       XXX
 7399999        (1,263,738) (1,263,738)   831,009      XXX       XXX
 7499999       (10,313,427) (9,691,842) 6,051,310      XXX       XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0


                                     QE05.7

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART A - SECTION 1

      Showing All Options, Caps, Floors and Insurance Futures Options Owned
                            at Current Statement Date

                 1                       2            3           4          5                     6                    7
                                      NUMBER OF     DATE OF    STRIKE
                                    CONTRACTS OR   MATURITY,   PRICE,      DATE                                       COST/
                                      NOTIONAL    EXPIRY, OR   RATE OR       OF               EXCHANGE OR            OPTION
            DESCRIPTION                AMOUNT     SETTLEMENT    INDEX   ACQUISITION          COUNTERPARTY            PREMIUM
----------------------------------  ------------  ----------  --------  -----------  ----------------------------  ----------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS

COMMON STOCK WARRANT                   500,000    06/30/2013      1.25   06/30/2003  ANNUITY AND LIFE RE (HLDNGS)
S&P IDX CALL @ 110 02/02/11            125,000    02/02/2011       110   09/29/2005  MORGAN STANLEY CAP             4,060,748
                                                                                                                    ---------
0399999.   Subtotal - Call Options - Other Derivative Transaction                                                   4,060,748
                                                                                                                    ---------
0499999.   Subtotal - Call Options                                                                                  4,060,748
                                                                                                                    ---------
PUT OPTIONS - OTHER DERIVATIVE TRANSACTIONS
EAFE IDX PUT @ 1816.02 10/20/14         44,052    10/20/2014  1,816.02   10/23/2007   CREDIT SUISSE FB INT          9,000,000
EAFE IDX PUT @ 1857.39 11/05/14         43,071    11/05/2014  1,857.39   11/05/2007   MORGAN STANLEY INTL          10,000,000
EAFE IDX PUT @ 2136.61 08/29/11         46,803    08/29/2011  2,136.61   08/29/2007   MORGAN STANLEY INTL          13,625,000
EAFE IDX PUT @ 2136.61 08/29/12         46,803    08/29/2012  2,136.61   08/29/2007   MORGAN STANLEY INTL          14,705,000
EAFE IDX PUT @ 2198.29 08/09/12         22,745    08/09/2012  2,198.29   08/09/2007   MORGAN STANLEY INTL           6,405,000
EAFE IDX PUT @ 2198.29 08/11/14         34,117    08/11/2014  2,198.29   08/09/2007   MORGAN STANLEY INTL          10,297,500
EAFE IDX PUT @ 2200.06 08/02/17         45,453    08/02/2017  2,200.06   08/02/2007   MORGAN STANLEY INTL          13,500,001
FWD S&P IDX PUT @100% TBD 03/31/10      50,000    11/11/2015       TBD   11/14/2006   CITIBANK, N.A                 7,084,500
FWD S&P IDX PUT @100% TBD 05/20/10      50,000    05/22/2017       TBD   11/17/2006   JP MORGAN CHASE BANK          7,823,500
FWD S&P IDX PUT @100% TBD 06/15/09      45,000    12/14/2015       TBD   06/12/2006   MERRILL LYNCH INTL            6,961,905
FWD S&P IDX PUT @100% TBD 09/14/09      45,000    03/14/2016       TBD   06/12/2006   MERRILL LYNCH INTL            6,989,940
FWD S&P IDX PUT @100% TBD 12/31/08      50,000    08/22/2011       TBD   11/14/2006   CREDIT SUISSE FB INT          7,773,000
FWD S&P IDX PUT @90% TBD 02/23/09       58,000    12/30/2013       TBD   12/21/2006   GOLDMAN SACHS INTL            6,170,040
NDX IDX PUT @ 1193.4 08/17/09           22,624    08/17/2009   1,193.4   09/29/2005   JP MORGAN CHASE BANK          1,294,373
NDX IDX PUT @ 1245 07/09/13              9,350    07/09/2013    1,245.  10/07/2005   JP MORGAN CHASE BANK            915,412
NDX IDX PUT @ 1260 08/22/12             11,000    08/22/2012    1,260.   09/29/2005   JP MORGAN CHASE BANK            965,118
NDX IDX PUT @ 1374.70 03/24/09          21,823    03/24/2009   1,374.7   09/17/2008   CREDIT SUISSE FB INT            780,607
NDX IDX PUT @ 1390 01/10/13              4,800    01/10/2013    1,390.   01/10/2006   JP MORGAN CHASE BANK            585,120
NDX IDX PUT @ 1390 07/10/12              4,900    07/10/2012    1,390.   01/10/2006   JP MORGAN CHASE BANK            583,835
NDX IDX PUT @ 1400 01/09/14              9,350    01/09/2014    1,400.   10/07/2005   JP MORGAN CHASE BANK          1,202,765
NDX IDX PUT @ 1407.3 03/16/09            7,674    03/16/2009   1,407.3   09/17/2008   GOLDMAN SACHS CAPITA            303,200
NDX IDX PUT @ 1418 08/22/12             11,000    08/22/2012    1,418.   09/29/2005   JP MORGAN CHASE BANK          1,296,787
NDX IDX PUT @ 1429.2 01/14/10           20,991    01/14/2010   1,429.2   09/29/2005   JP MORGAN CHASE BANK          2,227,919
NDX IDX PUT @ 1450 04/25/11             13,000    04/25/2011    1,450.   10/25/2006   CREDIT SUISSE FB INT          1,130,350
NDX IDX PUT @ 1470.05 08/26/09          10,204    08/26/2009  1,470.05   09/29/2005   JP MORGAN CHASE BANK          1,149,916
NDX IDX PUT @ 1475 07/25/11             13,000    07/25/2011    1,475.   10/25/2006   CREDIT SUISSE FB INT          1,223,300
NDX IDX PUT @ 1500 10/24/11             13,000    10/24/2011    1,500.   10/25/2006   CREDIT SUISSE FB INT          1,322,750
NDX IDX PUT @ 1525 01/23/12             15,000    01/23/2012    1,525.   10/25/2006   CREDIT SUISSE FB INT          1,643,250
NDX IDX PUT @ 1550 04/23/12             20,000    04/23/2012    1,550.   10/25/2006   CREDIT SUISSE FB INT          2,346,000
NDX IDX PUT @ 1564 01/10/13              4,000    01/10/2013    1,564.   01/10/2006   JP MORGAN CHASE BANK            634,900
NDX IDX PUT @ 1564 07/10/12              4,000    07/10/2012    1,564.   01/10/2006   JP MORGAN CHASE BANK            626,200
NDX IDX PUT @ 1738 01/10/13              3,500    01/10/2013    1,738.   01/10/2006   JP MORGAN CHASE BANK            705,338
NDX IDX PUT @ 1738 07/10/12              3,600    07/10/2012    1,738.   01/10/2006   JP MORGAN CHASE BANK            720,675
S&P IDX PUT @ 1011.74 03/01/12         114,000    03/01/2012  1,011.74   09/29/2005   DEUTSCHE BANK, AG             8,221,280
S&P IDX PUT @ 1041 07/15/13             25,500    07/15/2013    1,041.   09/29/2005   DEUTSCHE BANK, AG             2,630,177
S&P IDX PUT @ 1070 10/23/14              5,300    10/23/2014    1,070.   10/20/2005   DEUTSCHE BANK, AG               618,563
S&P IDX PUT @ 1102 06/30/14             23,500    06/30/2014    1,102.   09/29/2005   DEUTSCHE BANK, AG             2,422,606
S&P IDX PUT @ 1110 07/28/15             44,000    07/28/2015    1,110.   09/29/2005   MERRILL LYNCH INTL            5,169,829
S&P IDX PUT @ 1134 07/13/15             60,000    07/13/2015    1,134.   07/12/2006   DEUTSCHE BANK, AG             6,418,200

                 1                       8       9       10          11           12            13              14
                                                                              YEAR TO DATE     USED TO        OTHER
                                                                                INCREASE/   ADJUST BASIS    INVESTMENT/
                                       BOOK           STATEMENT     FAIR      (DECREASE)     OF HEDGED    MISCELLANEOUS
            DESCRIPTION                VALUE     *      VALUE       VALUE    BY ADJUSTMENT     ITEM           INCOME
----------------------------------  ----------  ---  ----------  ----------  -------------  ------------  -------------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS

COMMON STOCK WARRANT                                     15,290      15,290
S&P IDX CALL @ 110 02/02/11          4,060,748        9,073,763   9,073,763
0399999.   Subtotal - Call Options
- Other Derivative Transaction       4,060,748  XXX   9,089,053   9,089,053        0              0             0
0499999.   Subtotal - Call Options   4,060,748  XXX   9,089,053   9,089,053        0              0             0

PUT OPTIONS - OTHER DERIVATIVE TRANSACTIONS
EAFE IDX PUT @ 1816.02 10/20/14      9,000,000       16,951,247  16,951,247
EAFE IDX PUT @ 1857.39 11/05/14     10,000,000       17,429,407  17,429,407
EAFE IDX PUT @ 2136.61 08/29/11     13,625,000       26,795,726  26,795,726
EAFE IDX PUT @ 2136.61 08/29/12     14,705,000       26,609,778  26,609,778
EAFE IDX PUT @ 2198.29 08/09/12      6,405,000       13,880,729  13,880,729
EAFE IDX PUT @ 2198.29 08/11/14     10,297,500       20,065,765  20,065,765
EAFE IDX PUT @ 2200.06 08/02/17     13,500,001       24,927,706  24,927,706
FWD S&P IDX PUT @100% TBD 03/31/10   7,084,500        9,712,968   9,712,968
FWD S&P IDX PUT @100% TBD 05/20/10   7,823,500       10,051,361  10,051,361
FWD S&P IDX PUT @100% TBD 06/15/09   6,961,905        9,153,072   9,153,072
FWD S&P IDX PUT @100% TBD 09/14/09   6,989,940        9,078,238   9,078,238
FWD S&P IDX PUT @100% TBD 12/31/08   7,773,000       10,615,708  10,615,708
FWD S&P IDX PUT @90% TBD 02/23/09    6,170,040        8,714,860   8,714,860
NDX IDX PUT @ 1193.4 08/17/09        1,294,373        1,110,949   1,110,949
NDX IDX PUT @ 1245 07/09/13            915,412        1,502,287   1,502,287
NDX IDX PUT @ 1260 08/22/12            965,118        1,669,291   1,669,291
NDX IDX PUT @ 1374.70 03/24/09         780,607        1,286,030   1,286,030
NDX IDX PUT @ 1390 01/10/13            585,120          954,610     954,610
NDX IDX PUT @ 1390 07/10/12            583,835          933,275     933,275
NDX IDX PUT @ 1400 01/09/14          1,202,765        2,011,402   2,011,402
NDX IDX PUT @ 1407.3 03/16/09          303,200          503,881     503,881
NDX IDX PUT @ 1418 08/22/12          1,296,787        2,222,642   2,222,642
NDX IDX PUT @ 1429.2 01/14/10        2,227,919        2,788,958   2,788,958
NDX IDX PUT @ 1450 04/25/11          1,130,350        2,393,321   2,393,321
NDX IDX PUT @ 1470.05 08/26/09       1,149,916        1,253,811   1,253,811
NDX IDX PUT @ 1475 07/25/11          1,223,300        2,590,151   2,590,151
NDX IDX PUT @ 1500 10/24/11          1,322,750        2,783,041   2,783,041
NDX IDX PUT @ 1525 01/23/12          1,643,250        3,440,101   3,440,101
NDX IDX PUT @ 1550 04/23/12          2,346,000        4,881,514   4,881,514
NDX IDX PUT @ 1564 01/10/13            634,900        1,044,768   1,044,768
NDX IDX PUT @ 1564 07/10/12            626,200        1,013,781   1,013,781
NDX IDX PUT @ 1738 01/10/13            705,338        1,162,460   1,162,460
NDX IDX PUT @ 1738 07/10/12            720,675        1,173,370   1,173,370
S&P IDX PUT @ 1011.74 03/01/12       8,221,280       14,042,794  14,042,794
S&P IDX PUT @ 1041 07/15/13          2,630,177        3,875,363   3,875,363
S&P IDX PUT @ 1070 10/23/14            618,563          917,939     917,939
S&P IDX PUT @ 1102 06/30/14          2,422,606        4,274,302   4,274,302
S&P IDX PUT @ 1110 07/28/15          5,169,829        8,427,953   8,427,953
S&P IDX PUT @ 1134 07/13/15          6,418,200       11,980,282  11,980,282


                                      QE06

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART A - SECTION 1

      Showing All Options, Caps, Floors and Insurance Futures Options Owned
                            at Current Statement Date

                 1                       2            3           4          5                     6                    7
                                      NUMBER OF     DATE OF    STRIKE
                                    CONTRACTS OR   MATURITY,   PRICE,       DATE                                      COST/
                                      NOTIONAL    EXPIRY, OR   RATE OR       OF               EXCHANGE OR             OPTION
            DESCRIPTION                AMOUNT     SETTLEMENT    INDEX   ACQUISITION          COUNTERPARTY            PREMIUM
----------------------------------  ------------  ----------  --------  -----------  ----------------------------  -----------
S&P IDX PUT @ 1135 12/31/10              54,000   12/31/2010    1,135.   10/02/2006  JP MORGAN CHASE BANK            3,279,420
S&P IDX PUT @ 1135.52 01/07/11          140,905   01/07/2011  1,135.52   01/07/2008  DEUTSCHE BANK, AG              13,800,038
S&P IDX PUT @ 1190 09/29/11              24,000   09/29/2011    1,190.   09/26/2006  DEUTSCHE BANK, AG               2,561,455
S&P IDX PUT @ 1190 09/30/10              26,000   09/30/2010    1,190.   09/26/2006  DEUTSCHE BANK, AG               2,387,211
S&P IDX PUT @ 1190 10/23/15               5,300   10/23/2015    1,190.   10/20/2005  DEUTSCHE BANK, AG                 772,051
S&P IDX PUT @ 1200 04/02/12              45,000   04/02/2012    1,200.   10/02/2006  JP MORGAN CHASE BANK            4,212,450
S&P IDX PUT @ 1200 10/24/11              65,000   10/24/2011    1,200.   10/22/2007  JP MORGAN CHASE BANK            6,376,500
S&P IDX PUT @ 1207 02/11/10              16,000   02/11/2010    1,207.   09/29/2005  MERRILL LYNCH INTL              1,724,323
S&P IDX PUT @ 1213.01 08/29/16           45,000   08/29/2016  1,213.01   06/20/2006  CITIBANK, N.A                   6,588,726
S&P IDX PUT @ 1221.59 09/01/10           80,500   09/01/2010  1,221.59   09/29/2005  DEUTSCHE BANK, AG               9,495,515
S&P IDX PUT @ 1238.34 01/19/16           20,000   01/19/2016  1,238.34   03/20/2006  CREDIT SUISSE FB INT            2,453,600
S&P IDX PUT @ 1250 01/09/12              40,000   01/09/2012    1,250.   10/11/2006  MORGAN STANLEY CAP              3,882,000
S&P IDX PUT @ 1250 10/10/11              40,000   10/10/2011    1,250.   10/11/2006  MORGAN STANLEY CAP              3,682,000
S&P IDX PUT @ 1255 06/09/16             110,000   06/09/2016    1,255.   06/09/2006  DEUTSCHE BANK, AG              15,950,000
S&P IDX PUT @ 1290 01/23/23              38,760   01/23/2023    1,290.   01/23/2008  MORGAN STANLEY INTL             8,800,070
S&P IDX PUT @ 1291.24 03/02/15           37,700   03/02/2015  1,291.24   10/06/2005  DEUTSCHE BANK, AG               5,182,790
S&P IDX PUT @ 1350 02/02/15              50,000   02/02/2015    1,350.   11/06/2006  DEUTSCHE BANK, AG               5,951,750
S&P IDX PUT @ 1350 10/24/11              65,000   10/24/2011    1,350.   10/22/2007  JP MORGAN CHASE BANK            8,758,750
S&P IDX PUT @ 1350 11/07/16              20,000   11/07/2016    1,350.   11/06/2006  DEUTSCHE BANK, AG               2,526,000
S&P IDX PUT @ 1390.33 03/07/16           17,850   03/07/2016  1,390.33   03/20/2006  CREDIT SUISSE FB INT            2,779,245
S&P IDX PUT @ 1400 03/20/09              50,000   03/20/2009    1,400.   03/15/2007  MORGAN STANLEY CAP              4,706,350
S&P IDX PUT @ 1405 06/01/15              19,000   06/01/2015    1,405.   02/15/2006  DEUTSCHE BANK, AG               3,405,750
S&P IDX PUT @ 1422.48 12/18/12           26,000   12/18/2012  1,422.48   12/16/2005  DEUTSCHE BANK, AG               3,709,888
S&P IDX PUT @ 1445.94 06/23/14           45,000   06/23/2014  1,445.94   06/21/2006  DEUTSCHE BANK, AG               6,115,820
S&P IDX PUT @ 1463.5 11/08/11            51,247   11/08/2011   1,463.5   11/08/2007  CREDIT SUISSE FB INT           10,537,500
S&P IDX PUT @ 1528.94 03/21/16           15,675   03/21/2016  1,528.94   03/20/2006  CREDIT SUISSE FB INT            3,299,744
S&P IDX PUT @ 1530 06/15/15              17,500   06/15/2015    1,530.   02/15/2006  DEUTSCHE BANK, AG               3,726,800
S&P IDX PUT @ 1561.8 09/22/14            45,000   09/22/2014   1,561.8   06/21/2006  DEUTSCHE BANK, AG               6,200,370
S&P IDX PUT @ 1638.48 07/05/16           22,000   07/05/2016  1,638.48   04/07/2006  CITIBANK, N.A                   3,986,252
S&P IDX PUT @ 1913.05 07/05/16           22,000   07/05/2016  1,913.05   04/07/2006  CITIBANK, N.A                   5,239,157
S&P IDX PUT @ 952 10/23/13                5,300   10/23/2013      952.   10/20/2005  DEUTSCHE BANK, AG                 465,128
S&P IDX PUT @1251.70 08/15/16            45,000   08/15/2016   1,251.7   06/20/2006  CITIBANK, N.A                   6,583,136
                                                                                                                   -----------
0799999. Subtotal - Put Options- Other Derivative Transaction                                                      336,613,646
                                                                                                                   -----------
0899999. Subtotal - Put Options                                                                                    336,613,646
                                                                                                                   -----------
CAPS - OTHER DERIVATIVE TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14       26,690,000   05/25/2014       4.5   05/16/2007  MORGAN STANLEY CAP              1,345,600
1M LIBOR CAP AT 4.50% 07/15/13       54,077,000   07/15/2013       4.5   11/30/2007  UNION BANK OF SWITZE            2,947,125
                                                                                                                   -----------
1199999. Subtotal - Caps - Other Derivative Transaction                                                              4,292,725
                                                                                                                   -----------
1299999. Subtotal - Caps                                                                                             4,292,725
                                                                                                                   -----------
2799999. Subotal - Other Derivative Transactions                                                                   344,967,119
                                                                                                                   -----------
9999999. Totals                                                                                                    344,967,119
                                                                                                                   -----------

                 1                       8        9       10           11            12            13              14
                                                                                 YEAR TO DATE     USED TO        OTHER
                                                                                   INCREASE/   ADJUST BASIS    INVESTMENT/
                                       BOOK            STATEMENT      FAIR       (DECREASE)     OF HEDGED    MISCELLANEOUS
            DESCRIPTION                VALUE      *      VALUE        VALUE     BY ADJUSTMENT     ITEM           INCOME
--------------------------------------------------------------------------------------------------------------------------
S&P IDX PUT @ 1135 12/31/10           3,279,420         6,568,370    6,568,370
S&P IDX PUT @ 1135.52 01/07/11       13,800,038        20,494,204   20,494,204
S&P IDX PUT @ 1190 09/29/11           2,561,455         4,992,169    4,992,169
S&P IDX PUT @ 1190 09/30/10           2,387,211         4,779,508    4,779,508
S&P IDX PUT @ 1190 10/23/15             772,051         1,170,684    1,170,684
S&P IDX PUT @ 1200 04/02/12           4,212,450         7,939,273    7,939,273
S&P IDX PUT @ 1200 10/24/11           6,376,500        12,179,982   12,179,982
S&P IDX PUT @ 1207 02/11/10           1,724,323         2,440,850    2,440,850
S&P IDX PUT @ 1213.01 08/29/16        6,588,726        10,393,638   10,393,638
S&P IDX PUT @ 1221.59 09/01/10        9,495,515        14,106,864   14,106,864
S&P IDX PUT @ 1238.34 01/19/16        2,453,600         4,784,438    4,784,438
S&P IDX PUT @ 1250 01/09/12           3,882,000         8,337,735    8,337,735
S&P IDX PUT @ 1250 10/10/11           3,682,000         8,133,961    8,133,961
S&P IDX PUT @ 1255 06/09/16          15,950,000        27,041,904   27,041,904
S&P IDX PUT @ 1290 01/23/23           8,800,070         9,240,669    9,240,669
S&P IDX PUT @ 1291.24 03/02/15        5,182,790         9,694,337    9,694,337
S&P IDX PUT @ 1350 02/02/15           5,951,750        14,055,349   14,055,349
S&P IDX PUT @ 1350 10/24/11           8,758,750        16,812,684   16,812,684
S&P IDX PUT @ 1350 11/07/16           2,526,000         5,628,969    5,628,969
S&P IDX PUT @ 1390.33 03/07/16        2,779,245         5,326,576    5,326,576
S&P IDX PUT @ 1400 03/20/09           4,706,350        14,607,627   14,607,627
S&P IDX PUT @ 1405 06/01/15           3,405,750         5,794,343    5,794,343
S&P IDX PUT @ 1422.48 12/18/12        3,709,888         7,987,903    7,987,903
S&P IDX PUT @ 1445.94 06/23/14        6,115,820        14,514,793   14,514,793
S&P IDX PUT @ 1463.5 11/08/11        10,537,500        16,487,710   16,487,710
S&P IDX PUT @ 1528.94 03/21/16        3,299,744         5,594,864    5,594,864
S&P IDX PUT @ 1530 06/15/15           3,726,800         6,310,390    6,310,390
S&P IDX PUT @ 1561.8 09/22/14         6,200,370        16,999,400   16,999,400
S&P IDX PUT @ 1638.48 07/05/16        3,986,252         9,338,920    9,338,920
S&P IDX PUT @ 1913.05 07/05/16        5,239,157        12,005,665   12,005,665
S&P IDX PUT @ 952 10/23/13              465,128           670,662      670,662
S&P IDX PUT @1251.70 08/15/16         6,583,136        11,013,872   11,013,872
                                    -----------  ---  -----------  -----------
0799999. Subtotal - Put Options-
Other Derivative Transaction        336,613,646  XXX  599,673,152  599,673,152        0              0                0
                                    -----------  ---  -----------  -----------      ---            ---           ------
0899999. Subtotal - Put Options     336,613,646  XXX  599,673,152  599,673,152        0              0                0
                                    -----------  ---  -----------  -----------      ---            ---           ------
CAPS - OTHER DERIVATIVE TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14        1,345,600           896,094      896,094                                    6,495
1M LIBOR CAP AT 4.50% 07/15/13        2,947,125         1,369,332    1,369,332                                   11,093
                                    -----------  ---  -----------  -----------      ---            ---           ------
1199999. Subtotal - Caps - Other
Derivative Transaction                4,292,725  XXX    2,265,425    2,265,425        0              0           17,588
                                    -----------  ---  -----------  -----------      ---            ---           ------
1299999. Subtotal - Caps              4,292,725  XXX    2,265,425    2,265,425        0              0           17,588
                                    -----------  ---  -----------  -----------      ---            ---           ------
2799999. Subotal - Other
Derivative Transactions             344,967,119  XXX  611,027,630  611,027,630        0              0           17,588
                                    -----------  ---  -----------  -----------      ---            ---           ------
9999999. Totals                     344,967,119  XXX  611,027,630  611,027,630        0              0           17,588
                                    -----------  ---  -----------  -----------      ---            ---           ------


                                     QE06.1

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART B - SECTION 1

   Showing All Options, Caps, Floors and Insurance Futures Options Written and
                       In-Force at Current Statement Date

     1             2           3         4         5             6             7
               NUMBER OF     DATE OF    STRIKE    DATE
             CONTRACTS OR   MATURITY,   PRICE,     OF
               NOTIONAL    EXPIRY, OR  RATE OR  ISSUANCE/   EXCHANGE OR  CONSIDERATION
DESCRIPTION     AMOUNT     SETTLEMENT   INDEX   PURCHASE   COUNTERPARTY     RECEIVED
-----------  ------------  ----------  -------  ---------  ------------  -------------

     1         8     9       10       11          12          13          14
                                            YEAR TO DATE                OTHER
                                              INCREASE/    USED TO   INVESTMENT/
             BOOK        STATEMENT   FAIR    (DECREASE)     ADJUST  MISCELLANEOUS
DESCRIPTION  VALUE   *     VALUE    VALUE   BY ADJUSTMENT   BASIS      INCOME
-----------  -----  ---  ---------  -----  --------------  -------  -------------


                                      NONE


                                     QE06.2

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART C - SECTION 1

      Showing All Collar, Swap and Forwards Open at Current Statement Date

                        1                               2              3              4               5                 6
                                                                    DATE OF         STRIKE         DATE OF
                                                                   MATURITY,        PRICE,         OPENING
                                                      NOTIONAL    EXPIRY, OR       RATE OR       POSITION OR       EXCHANGE OR
                   DESCRIPTION                         AMOUNT     SETTLEMENT   INDEX REC (PAY)    AGREEMENT       COUNTERPARTY
--------------------------------------------------   ----------   ----------   ---------------   -----------   --------------------
SWAPS - HEDGING TRANSACTIONS

CSWP:USD 5.32%(EUR 5.00%) 06/09/14                   24,980,032   06/09/2014    USD 5.322%(EU     08/18/2004   UNION BANK OF SWITZE
CSWP:USD 5.54%(EUR 6.63%) 07/11/11                   14,838,955   07/11/2011    USD 5.536%(EU     03/23/2006   HSBC BANK USA
CSWP:USD 5.63%(GBP 5.50%) 06/27/17                    8,898,321   06/27/2017    USD 5.633%(GB     10/12/2005   JP MORGAN CHASE BANK
CSWP:USD 5.67%(EUR 5.38%) 04/29/24                   20,082,143   04/29/2024    USD 5.670%(EU     02/21/2006   DEUTSCHE BANK, AG
CSWP:USD 5.69%(EUR 5.25%) 05/13/19                   12,529,835   05/13/2019    USD 5.691%(EU     08/20/2004   UNION BANK OF SWITZE
CSWP:USD 5.80%(GBP 6.63%) 08/09/17                   15,258,276   08/09/2017    USD 5.795%(GB     08/04/2004   MORGAN STANLEY CAP
CSWP:USD 6.19%(EUR 5.88%) 07/08/13                   13,895,159   07/08/2013    USD 6.187%(EU     10/07/2003   DEUTSCHE BANK, AG
CSWP:USD 6.26%(EUR 5.88%) 07/08/13                   11,737,368   07/08/2013    USD 6.260%(EU     10/07/2003   UNION BANK OF SWITZE
CSWP:USD 6.37%(EUR 5.88%) 07/08/13                   17,503,586   07/08/2013    USD 6.365%(EU     10/09/2003   UNION BANK OF SWITZE
CSWP:USD 7.13%(GBP 5.88%) 05/19/23                   36,669,305   05/19/2023    USD 7.126%(GB     07/12/2007   UNION BANK OF SWITZE
SWP: 3.36%(1ML) 03/02/09                             75,000,000   03/02/2009    3.3563%(US1MLI    02/27/2004   DEUTSCHE BANK, AG
SWP: FWD 4.40%(3ML) 11/15/38                         15,000,000   11/15/2038    4.4047%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.43%(3ML) 02/15/39                         15,000,000   02/15/2039    4.4250%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.45%(3ML) 05/15/39                         15,000,000   05/15/2039    4.4450%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.48%(3ML) 08/15/39                         15,000,000   08/15/2039    4.4750%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.51%(3ML) 11/15/39                         15,000,000   11/15/2039    4.5050%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.54%(3ML) 02/15/40                         15,000,000   02/15/2040    4.5350%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.56%(3ML) 05/15/40                         15,000,000   05/15/2040    4.5550%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.58%(3ML) 08/15/40                         15,000,000   08/15/2040    4.5750%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.59%(3ML) 11/15/40                         15,000,000   11/15/2040    4.5850%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.61%(3ML) 02/15/41                         15,000,000   02/15/2041    4.6050%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.62%(3ML) 05/15/41                         10,000,000   05/15/2041    4.6150%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.63%(3ML) 08/15/41                         10,000,000   08/15/2041    4.6250%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.63%(3ML) 11/15/41                         10,000,000   11/15/2041    4.6250%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.64%(3ML) 02/15/42                         10,000,000   02/15/2042    4.6350%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.65%(3ML) 05/15/42                         10,000,000   05/15/2042    4.6450%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.66%(3ML) 08/15/42                         10,000,000   08/15/2042    4.6550%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.66%(3ML) 11/15/42                         10,000,000   11/15/2042    4.6550%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.67%(3ML) 02/15/43                         10,000,000   02/15/2043    4.6650%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA

05999999.  Subtotal - Swaps - Hedging Transactions

SWAPS - OTHER DERIVATIVE TRANSACTIONS

CDS: AMERICAN STANDARD PAY 1.02%                     10,000,000   06/20/2015   0.0000%(1.0200%    12/12/2006   GOLDMAN SACHS CAPITA
CDS: AT&T MOBILITY LLC PAY 0.35%                      2,700,000   12/20/2011   0.0000%(0.3500%    09/17/2008   CREDIT SUISSE FB INT
CDS: CARDINAL HEALTH INC PAY 0.29%                   10,300,000   06/20/2012   0.0000%(0.2900%    11/15/2007   BARCLAYS BANK PLC
CDS: CBS CORP PAY 0.62%                              40,000,000   06/20/2011   0.0000%(0.6150%    08/03/2007   BANK OF AMERICA, NA
CDS: CBS CORP PAY 1.75%                              16,500,000   09/20/2010   0.0000%(1.7500%    09/17/2008   BARCLAYS BANK PLC
CDS: CMBX.NA.AAA.4 PAY 0.35%                         35,000,000   02/17/2051   0.0000%(0.3500%    09/15/2008   GOLDMAN SACHS CAPITA
CDS: CMBX.NA.AAA.4 REC 0.35%                         35,000,000   02/17/2051   0.3500%(0.0000%    09/19/2008   CITIBANK, N.A.
CDS: CMBX.NA.AAA.5 PAY 0.35%                         35,000,000   02/15/2051   0.0000%(0.3500%    09/15/2008   GOLDMAN SACHS CAPITA
CDS: CMBX.NA.AAA.5 REC 0.35%                         35,000,000   02/15/2051   0.3500%(0.0000%    09/19/2008   MORGAN STANLEY CAP
CDS: COVENTRY HEALTH PAY 0.86%                       17,900,000   03/20/2012   0.0000%(0.8600%    01/15/2008   CITIBANK, N.A.
CDS: DARDEN RESTAURANTS PAY 0.45%                     7,100,000   03/20/2011   0.0000%(0.4450%    05/09/2007   BANK OF AMERICA, NA
CDS: DARDEN RESTAURANTS PAY 1.00%                     6,900,000   03/20/2016   0.0000%(1.0000%    05/09/2007   BARCLAYS BANK PLC
CDS: GLENCORE INTL AG PAY 3.65%                      25,000,000   06/20/2014   0.0000%(3.6500%    09/17/2008   GOLDMAN SACHS CAPITA

                        1                                  7                8       9          10            11             12
                                                                                                                       YEAR TO DATE
                                                        COST OR                                                          INCREASE/
                                                     (CONSIDERATION        BOOK            STATEMENT        FAIR        (DECREASE)
                   DESCRIPTION                         RECEIVED)          VALUE     *        VALUE         VALUE       BY ADJUSTMENT
--------------------------------------------------   --------------   -----------   ---   -----------   ------------   -------------
SWAPS - HEDGING TRANSACTIONS

CSWP:USD 5.32%(EUR 5.00%) 06/09/14                                     (3,112,953)         (3,112,953)    (2,579,773)      1,148,006
CSWP:USD 5.54%(EUR 6.63%) 07/11/11                                     (2,426,615)         (2,426,615)      (912,948)        725,834
CSWP:USD 5.63%(GBP 5.50%) 06/27/17                                       (155,943)           (155,943)       360,048       1,054,922
CSWP:USD 5.67%(EUR 5.38%) 04/29/24                                     (3,582,859)         (3,582,859)      (481,863)        973,219
CSWP:USD 5.69%(EUR 5.25%) 05/13/19                                     (1,516,663)         (1,516,663)    (1,130,798)        574,003
CSWP:USD 5.80%(GBP 6.63%) 08/09/17                                        998,665             998,665        732,743       1,665,203
CSWP:USD 6.19%(EUR 5.88%) 07/08/13                                     (2,672,691)         (2,672,691)    (2,508,707)        677,036
CSWP:USD 6.26%(EUR 5.88%) 07/08/13                                     (2,309,135)         (2,309,135)    (2,137,456)        574,003
CSWP:USD 6.37%(EUR 5.88%) 07/08/13                                     (3,566,159)         (3,566,159)    (3,239,429)        861,004
CSWP:USD 7.13%(GBP 5.88%) 05/19/23                                      4,473,523           4,473,523      6,532,712       3,781,912
SWP: 3.36%(1ML) 03/02/09                                                                                    (103,338)
SWP: FWD 4.40%(3ML) 11/15/38                                                                                (728,094)
SWP: FWD 4.43%(3ML) 02/15/39                                                                                (703,389)
SWP: FWD 4.45%(3ML) 05/15/39                                                                                (709,728)
SWP: FWD 4.48%(3ML) 08/15/39                                                                                (693,113)
SWP: FWD 4.51%(3ML) 11/15/39                                                                                (672,971)
SWP: FWD 4.54%(3ML) 02/15/40                                                                                (647,352)
SWP: FWD 4.56%(3ML) 05/15/40                                                                                (639,407)
SWP: FWD 4.58%(3ML) 08/15/40                                                                                (623,167)
SWP: FWD 4.59%(3ML) 11/15/40                                                                                (618,834)
SWP: FWD 4.61%(3ML) 02/15/41                                                                                (586,613)
SWP: FWD 4.62%(3ML) 05/15/41                                                                                (382,807)
SWP: FWD 4.63%(3ML) 08/15/41                                                                                (371,671)
SWP: FWD 4.63%(3ML) 11/15/41                                                                                (372,268)
SWP: FWD 4.64%(3ML) 02/15/42                                                                                (359,869)
SWP: FWD 4.65%(3ML) 05/15/42                                                                                (347,285)
SWP: FWD 4.66%(3ML) 08/15/42                                                                                (333,962)
SWP: FWD 4.66%(3ML) 11/15/42                                                                                (332,360)
SWP: FWD 4.67%(3ML) 02/15/43                                                                                (318,619)
                                                       ----------     -----------   ---   -----------    -----------      ----------
05999999.  Subtotal - Swaps - Hedging Transactions              0     (13,870,831)  XXX   (13,870,831)   (14,910,318)     12,035,143
                                                       ----------     -----------   ---   -----------    -----------      ----------
SWAPS - OTHER DERIVATIVE TRANSACTIONS

CDS: AMERICAN STANDARD PAY 1.02%                                                             (281,051)      (281,051)
CDS: AT&T MOBILITY LLC PAY 0.35%                                                               (9,405)        (9,405)
CDS: CARDINAL HEALTH INC PAY 0.29%                                                             70,750         70,750
CDS: CBS CORP PAY 0.62%                                                                       759,126        759,126
CDS: CBS CORP PAY 1.75%                                                                      (178,662)      (178,662)
CDS: CMBX.NA.AAA.4 PAY 0.35%                            4,181,767       4,181,767           3,160,855      3,160,855
CDS: CMBX.NA.AAA.4 REC 0.35%                           (2,928,338)     (2,928,338)         (3,160,855)    (3,160,855)
CDS: CMBX.NA.AAA.5 PAY 0.35%                            4,251,596       4,251,596           3,233,619      3,233,619
CDS: CMBX.NA.AAA.5 REC 0.35%                           (3,130,012)     (3,130,012)         (3,233,619)    (3,233,619)
CDS: COVENTRY HEALTH PAY 0.86%                                                                404,282        404,282
CDS: DARDEN RESTAURANTS PAY 0.45%                                                             188,926        188,926
CDS: DARDEN RESTAURANTS PAY 1.00%                                                             427,852        427,852
CDS: GLENCORE INTL AG PAY 3.65%                                                               156,499        156,499

                        1                                 13             14             15
                                                       USED TO          OTHER
                                                     ADJUST BASIS    INVESTMENT/
                                                      OF HEDGED     MISCELLANEOUS   POTENTIAL
                   DESCRIPTION                           ITEM          INCOME        EXPOSURE
--------------------------------------------------   ------------   -------------   ---------
SWAPS - HEDGING TRANSACTIONS

CSWP:USD 5.32%(EUR 5.00%) 06/09/14                                   (191,589)        298,016
CSWP:USD 5.54%(EUR 6.63%) 07/11/11                                   (266,726)        123,665
CSWP:USD 5.63%(GBP 5.50%) 06/27/17                                    (20,887)        131,572
CSWP:USD 5.67%(EUR 5.38%) 04/29/24                                    (86,385)        396,451
CSWP:USD 5.69%(EUR 5.25%) 05/13/19                                    (76,482)        204,182
CSWP:USD 5.80%(GBP 6.63%) 08/09/17                                    (63,676)        227,126
CSWP:USD 6.19%(EUR 5.88%) 07/08/13                                   (181,181)        151,779
CSWP:USD 6.26%(EUR 5.88%) 07/08/13                                   (149,230)        128,209
CSWP:USD 6.37%(EUR 5.88%) 07/08/13                                   (214,872)        191,194
CSWP:USD 7.13%(GBP 5.88%) 05/19/23                                    345,864         701,551
SWP: 3.36%(1ML) 03/02/09                                              208,438         242,790
SWP: FWD 4.40%(3ML) 11/15/38                                                          411,785
SWP: FWD 4.43%(3ML) 02/15/39                                                          413,503
SWP: FWD 4.45%(3ML) 05/15/39                                                          415,158
SWP: FWD 4.48%(3ML) 08/15/39                                                          416,862
SWP: FWD 4.51%(3ML) 11/15/39                                                          418,559
SWP: FWD 4.54%(3ML) 02/15/40                                                          420,249
SWP: FWD 4.56%(3ML) 05/15/40                                                          421,896
SWP: FWD 4.58%(3ML) 08/15/40                                                          423,573
SWP: FWD 4.59%(3ML) 11/15/40                                                          425,244
SWP: FWD 4.61%(3ML) 02/15/41                                                          426,907
SWP: FWD 4.62%(3ML) 05/15/41                                                          285,674
SWP: FWD 4.63%(3ML) 08/15/41                                                          286,775
SWP: FWD 4.63%(3ML) 11/15/41                                                          287,871
SWP: FWD 4.64%(3ML) 02/15/42                                                          288,964
SWP: FWD 4.65%(3ML) 05/15/42                                                          290,017
SWP: FWD 4.66%(3ML) 08/15/42                                                          291,101
SWP: FWD 4.66%(3ML) 11/15/42                                                          292,181
SWP: FWD 4.67%(3ML) 02/15/43                                                          293,258
                                                         --         ---------       ---------
05999999.  Subtotal - Swaps - Hedging Transactions        0          (696,725)      9,306,111
                                                         --         ---------       ---------
SWAPS - OTHER DERIVATIVE TRANSACTIONS

CDS: AMERICAN STANDARD PAY 1.02%                                      (77,633)        129,647
CDS: AT&T MOBILITY LLC PAY 0.35%                                         (341)         24,232
CDS: CARDINAL HEALTH INC PAY 0.29%                                    (22,734)         99,373
CDS: CBS CORP PAY 0.62%                                              (187,233)        329,882
CDS: CBS CORP PAY 1.75%                                               (10,427)        115,871
CDS: CMBX.NA.AAA.4 PAY 0.35%                                           (5,444)      1,139,665
CDS: CMBX.NA.AAA.4 REC 0.35%                                            3,780       1,139,665
CDS: CMBX.NA.AAA.5 PAY 0.35%                                          (20,830)      1,139,591
CDS: CMBX.NA.AAA.5 REC 0.35%                                            7,122       1,139,591
CDS: COVENTRY HEALTH PAY 0.86%                                       (110,751)        166,750
CDS: DARDEN RESTAURANTS PAY 0.45%                                     (24,047)         55,776
CDS: DARDEN RESTAURANTS PAY 1.00%                                     (52,517)         94,318
CDS: GLENCORE INTL AG PAY 3.65%                                       (32,951)        299,042


                                     QE07

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART C - SECTION 1

      Showing All Collar, Swap and Forwards Open at Current Statement Date


                        1                               2               3              4               5                 6
                                                                     DATE OF         STRIKE         DATE OF
                                                                    MATURITY,        PRICE,         OPENING
                                                      NOTIONAL     EXPIRY, OR       RATE OR       POSITION OR       EXCHANGE OR
                    DESCRIPTION                        AMOUNT      SETTLEMENT   INDEX REC (PAY)    AGREEMENT       COUNTERPARTY
--------------------------------------------------   -----------   ----------   ---------------   -----------   --------------------
CDS: INCO LIMITED PAY 0.25%                            5,600,000   06/20/2012   0.0000%(0.2500%    05/30/2007   MORGAN STANLEY CAP
CDS: MACYS INC PAY 1.25%                              10,000,000   03/20/2012   0.0000%(1.2450%    11/15/2007   MORGAN STANLEY CAP
CDS: MCKESSON CORP PAY 0.45%                           7,700,000   03/20/2012   0.0000%(0.4500%    01/08/2007   MERRILL LYNCH INTL
CDS: NORSKE SKOGINDUST PAY 1.25%                      10,000,000   06/20/2010   0.0000%(1.2500%    05/10/2005   JP MORGAN CHASE BANK
CDS: POTASH CORP SASKETC PAY 0.21%                     9,600,000   06/20/2011   0.0000%(0.2100%    05/30/2007   CITIBANK, N.A.
CDS: QANTAS AIRWAYS LTD PAY 1.90%                     10,000,000   06/20/2013   0.0000%(1.9000%    09/17/2008   CITIBANK, N.A.
CDS: SAFEWAY INC  PAY 0.24%                            5,400,000   03/20/2011   0.0000%(0.2400%    06/11/2007   CREDIT SUISSE FB INT
CDS: SEALED AIR CORP PAY 0.47%                        20,000,000   06/20/2013   0.0000%(0.4670%    04/28/2006   GOLDMAN SACHS CAPITA
CDS: STAPLES INC PAY 1.79%                            34,000,000   12/20/2012   0.0000%(1.7900%    09/16/2008   GOLDMAN SACHS CAPITA
CDS: TORCHMARK CORP PAY 0.77%                         16,350,000   06/20/2016   0.0000%(0.7700%    01/16/2008   GOLDMAN SACHS CAPITA
CDS: WASTE MANAGEMENT PAY 0.20%                       10,400,000   06/20/2009   0.0000%(0.2000%    05/22/2007   CITIBANK, N.A.
CDS: WEATHERFORD INTL PAY 0.80%                       20,800,000   06/20/2012   0.0000%(0.8000%    04/03/2008   CITIBANK, N.A.
CDS: WEATHERFORD INTL PAY 1.05%                       10,100,000   03/20/2018   0.0000%(1.0500%    03/20/2008   MERRILL LYNCH INTL
CDS: WILLIAMS COS INC  PAY 0.75%                      10,600,000   12/20/2010   0.0000%(0.7500%    01/08/2008   MERRILL LYNCH INTL
CDS: XSTRATA PLC PAY 3.00%                            15,000,000   12/20/2016   0.0000%(3 0000%    09/18/2008   GOLDMAN SACHS CAPITA
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                     4,000,000   08/18/2010   USD 3.920%(CH      07/25/2003   DEUTSCHE BANK, AG
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                     2,797,774   08/18/2010   USD 3.920%(CH      03/02/2007   DEUTSCHE BANK, AG
CSWP:USD 5.43%(CAD 6.10%) 10/28/14                    10,000,000   10/28/2014   USD 5.430%(CA      10/01/2004   DEUTSCHE BANK, AG
CSWP:USD 6.02%(AUD 3MBBR) 06/27/16                    30,000,000   06/27/2016   USD 6.020%(BBS     05/25/2006   HSBC BANK USA
CSWP:USD 6.22%(EUR 4.76%) 07/12/16                    10,000,000   07/12/2016   USD 6.220%(EU      06/14/2006   BANK OF AMERICA, NA
SWP: 10Y SWP SPRD LOCK 01/05/09                          500,000   01/05/2009   CMSUSD10Y-0.6      09/12/2008   MORGAN STANLEY CAP
SWP: 10YR SWAP SPRD LOCK 01/06/09                        100,000   01/06/2009   CMSUSD10Y(FC       09/15/2008   BARCLAYS BANK PLC
SWP: 10YR SWAP SPRD LOCK 01/07/09                        333,000   01/07/2009   FCN10YY(CMSU       09/23/2008   CREDIT SUISSE FB INT
SWP: 10YR SWAP SPRD LOCK 01/12/09                        500,000   01/12/2009   FCN10YY(CMSU       09/15/2008   GOLDMAN SACHS CAPITA
SWP: 10YR SWAP SPRD LOCK 01/14/09                        250,000   01/14/2009   FCN10YY(CMSU       09/15/2008   JP MORGAN CHASE BANK
SWP: 10YR SWAP SPRD LOCK 01/14/09                        333,000   01/14/2009   FCN10YY(CMSU       09/23/2008   CREDIT SUISSE FB INT
SWP: 10YR SWAP SPRD LOCK 12/31/08                        334,000   12/31/2008   FCN10YY(CMSU       09/15/2008   CREDIT SUISSE FB INT
SWP: 3ML(4.14%) 04/22/18                             200,000,000   04/22/2018   US3MLIB(4.1360%    09/17/2008   HSBC BANK USA
SWP: 3ML(4.50%) 07/07/15                             125,000,000   07/07/2015   US3MLIB(4.5025%    07/03/2008   MORGAN STANLEY CAP
SWP: 3ML(4.76%) 04/22/23                             175,000,000   04/22/2023   US3MLIB(4.7620%    04/18/2008   GOLDMAN SACHS CAPITA
SWP: 3ML(4.86%) 04/22/28                             100,000,000   04/22/2028   US3MLIB(4.8550%    04/18/2008   JP MORGAN CHASE BANK
SWP: 3ML(5.42%) 12/07/09                              10,000,000   12/07/2009   US3MLIB(5.4150%    06/27/2007   JP MORGAN CHASE BANK
SWP: 3ML(5.63%) 06/16/21                              46,500,000   06/16/2021   US3MLIB(5.6300%    06/14/2006   MERRILL LYNCH CAP SV
SWP: 3ML(5.66%) 06/08/21                              66,000,000   06/08/2021   US3MLIB(5.6600%    06/06/2006   MERRILL LYNCH INTL
SWP: 4.30%(3ML) 06/16/21                              46,500,000   06/16/2021   4.3000%(US3MLI     09/17/2008   HSBC BANK USA
SWP: 4.44%(3ML) 01/26/27                              30,000,000   01/26/2027   4.4370%(US3MLI     09/17/2008   HSBC BANK USA
SWP: 4.71%(3ML) 06/08/21                              66,000,000   06/08/2021   4.7110%(US3MLI     04/25/2008   GOLDMAN SACHS CAPITA
SWP: 4.72%(3ML) 08/27/23                              75,000,000   08/27/2023   4.7200%(US3MLI     08/25/2008   BARCLAYS BANK PLC
SWP: 7.03%(3ML) 12/07/09                              10,000,000   12/07/2009   7.0284%(US3MLI     04/26/2001   LEHMAN BROTHERS FINA
SWP: DIVIDEND SWAP 12/31/08                              100,000   12/31/2008   0.0000%(0.0000%    04/23/2007   JP MORGAN CHASE BANK
SWP: DIVIDEND SWAP 12/31/08                              100,000   12/31/2008   0.0000%(0.0000%    04/26/2007   GOLDMAN SACHS INTL
SWP: DIVIDEND SWAP 12/31/09                              100,000   12/31/2009   0.0000%(0.0000%    04/23/2007   JP MORGAN CHASE BANK
SWP: DIVIDEND SWAP 12/31/09                              100,000   12/31/2009   0.0000%(0.0000%    04/26/2007   GOLDMAN SACHS INTL
SWP: DIVIDEND SWAP 12/31/09                              100,000   12/31/2009   0.0000%(0.0000%    05/04/2007   MORGAN STANLEY INTL
SWP: DIVIDEND SWAP 12/31/10                              100,000   12/31/2010   0.0000%(0.0000%    04/23/2007   JP MORGAN CHASE BANK


                        1                                  7                8       9          10            11             12
                                                                                                                       YEAR TO DATE
                                                        COST OR                                                          INCREASE/
                                                     (CONSIDERATION        BOOK            STATEMENT        FAIR        (DECREASE)
                    DESCRIPTION                        RECEIVED)          VALUE     *        VALUE         VALUE       BY ADJUSTMENT
--------------------------------------------------   --------------   -----------   ---   -----------   ------------   -------------

CDS: INCO LIMITED PAY 0.25%                                                                  113,690        113,690
CDS: MACYS INC PAY 1.25%                                                                     243,876        243,876
CDS: MCKESSON CORP PAY 0.45%                                                                 (26,070)       (26,070)
CDS: NORSKE SKOGINDUST PAY 1.25%                                                             862,759        862,759
CDS: POTASH CORP SASKETC PAY 0.21%                                                            64,419         64,419
CDS: QANTAS AIRWAYS LTD PAY 1.90%                                                           (131,002)      (131,002)
CDS: SAFEWAY INC  PAY 0.24%                                                                   31,725         31,725
CDS: SEALED AIR CORP PAY 0.47%                                                               980,239        980,239
CDS: STAPLES INC PAY 1.79%                                                                  (366,022)      (366,022)
CDS: TORCHMARK CORP PAY 0.77%                                                               (382,392)      (382,392)
CDS: WASTE MANAGEMENT PAY 0.20%                                                               20,061         20,061
CDS: WEATHERFORD INTL PAY 0.80%                                                              306,513        306,513
CDS: WEATHERFORD INTL PAY 1.05%                                                              355,183        355,183
CDS: WILLIAMS COS INC  PAY 0.75%                                                              13,918         13,918
CDS: XSTRATA PLC PAY 3.00%                                                                  (265,709)      (265,709)
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                                                          (812,187)      (812,187)      1,141,280
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                                                          (568,383)      (568,383)
CSWP:USD 5.43%(CAD 6.10%) 10/28/14                                                        (2,502,761)    (2,502,761)      2,827,398
CSWP:USD 6.02%(AUD 3MBBR) 06/27/16                                                         1,192,145      1,192,145
CSWP:USD 6.22%(EUR 4.76%) 07/12/16                                                          (122,836)      (122,836)
SWP: 10Y SWP SPRD LOCK 01/05/09                                                            3,337,786      3,337,786
SWP: 10YR SWAP SPRD LOCK 01/06/09                                                         (1,520,000)    (1,520,000)
SWP: 10YR SWAP SPRD LOCK 01/07/09                                                         (1,567,540)    (1,567,540)
SWP: 10YR SWAP SPRD LOCK 01/12/09                                                         (2,637,864)    (2,637,864)
SWP: 10YR SWAP SPRD LOCK 01/14/09                                                         (2,584,253)    (2,584,253)
SWP: 10YR SWAP SPRD LOCK 01/14/09                                                         (1,604,072)    (1,604,072)
SWP: 10YR SWAP SPRD LOCK 12/31/08                                                         (1,535,135)    (1,535,135)
SWP: 3ML(4.14%) 04/22/18                                                                   5,140,000      5,140,000
SWP: 3ML(4.50%) 07/07/15                                                                  (1,575,000)    (1,575,000)
SWP: 3ML(4.76%) 04/22/23                                                                  (2,485,000)    (2,485,000)
SWP: 3ML(4.86%) 04/22/28                                                                  (2,160,000)    (2,160,000)
SWP: 3ML(5.42%) 12/07/09                                                                    (257,888)      (257,888)
SWP: 3ML(5.63%) 06/16/21                                                                  (4,779,837)    (4,779,837)
SWP: 3ML(5.66%) 06/08/21                                                                  (6,953,540)    (6,953,540)
SWP: 4.30%(3ML) 06/16/21                                                                  (1,219,255)    (1,219,255)
SWP: 4.44%(3ML) 01/26/27                                                                    (894,000)      (894,000)
SWP: 4.71%(3ML) 06/08/21                                                                     905,204        905,204
SWP: 4.72%(3ML) 08/27/23                                                                     772,500        772,500
SWP: 7.03%(3ML) 12/07/09                                                542,321              443,175        443,175
SWP: DIVIDEND SWAP 12/31/08                                                                  145,743        145,743
SWP: DIVIDEND SWAP 12/31/08                                                                  150,688        150,688
SWP: DIVIDEND SWAP 12/31/09                                                                  497,528        497,528
SWP: DIVIDEND SWAP 12/31/09                                                                  492,718        492,718
SWP: DIVIDEND SWAP 12/31/09                                                                  502,337        502,337
SWP: DIVIDEND SWAP 12/31/10                                                                  615,059        615,059


                        1                                 13             14             15
                                                       USED TO          OTHER
                                                     ADJUST BASIS    INVESTMENT/
                                                      OF HEDGED     MISCELLANEOUS   POTENTIAL
                   DESCRIPTION                           ITEM          INCOME        EXPOSURE
--------------------------------------------------   ------------   -------------   ---------
CDS: INCO LIMITED PAY 0.25%                                             (10,656)       54,028
CDS: MACYS INC PAY 1.25%                                                (94,758)       93,156
CDS: MCKESSON CORP PAY 0.45%                                            (26,373)       71,730
CDS: NORSKE SKOGINDUST PAY 1.25%                                        (95,139)       65,585
CDS: POTASH CORP SASKETC PAY 0.21%                                      (15,344)       79,172
CDS: QANTAS AIRWAYS LTD PAY 1.90%                                        (6,861)      108,666
CDS: SAFEWAY INC  PAY 0.24%                                              (9,864)       42,421
CDS: SEALED AIR CORP PAY 0.47%                                          (71,088)      217,331
CDS: STAPLES INC PAY 1.79%                                              (23,668)      349,418
CDS: TORCHMARK CORP PAY 0.77%                                           (90,225)      227,230
CDS: WASTE MANAGEMENT PAY 0.20%                                         (15,831)       44,140
CDS: WEATHERFORD INTL PAY 0.80%                                         (83,200)      200,677
CDS: WEATHERFORD INTL PAY 1.05%                                         (57,149)      155,438
CDS: WILLIAMS COS INC  PAY 0.75%                                        (58,742)       79,002
CDS: XSTRATA PLC PAY 3.00%                                              (15,000)      215,126
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                                       32,306        27,439
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                                       20,803        19,192
CSWP:USD 5.43%(CAD 6.10%) 10/28/14                                     (144,840)      123,283
CSWP:USD 6.02%(AUD 3MBBR) 06/27/16                                     (797,133)      417,453
CSWP:USD 6.22%(EUR 4.76%) 07/12/16                                       28,270       139,520
SWP: 10Y SWP SPRD LOCK 01/05/09                                                         1,289
SWP: 10YR SWAP SPRD LOCK 01/06/09                                                         259
SWP: 10YR SWAP SPRD LOCK 01/07/09                                                         867
SWP: 10YR SWAP SPRD LOCK 01/12/09                                                       1,334
SWP: 10YR SWAP SPRD LOCK 01/14/09                                                         674
SWP: 10YR SWAP SPRD LOCK 01/14/09                                                         897
SWP: 10YR SWAP SPRD LOCK 12/31/08                                                         838
SWP: 3ML(4.14%) 04/22/18                                                (71,567)    3,092,634
SWP: 3ML(4.50%) 07/07/15                                               (479,731)    1,626,185
SWP: 3ML(4.76%) 04/22/23                                             (1,431,309)    3,339,604
SWP: 3ML(4.86%) 04/22/28                                               (858,966)    2,212,047
SWP: 3ML(5.42%) 12/07/09                                               (148,507)       54,459
SWP: 3ML(5.63%) 06/16/21                                               (759,908)      829,142
SWP: 3ML(5.66%) 06/08/21                                             (1,086,727)    1,175,833
SWP: 4.30%(3ML) 06/16/21                                                 19,181       829,142
SWP: 4.44%(3ML) 01/26/27                                                 13,745       642,278
SWP: 4.71%(3ML) 06/08/21                                                530,497     1,175,833
SWP: 4.72%(3ML) 08/27/23                                                129,438     1,448,251
SWP: 7.03%(3ML) 12/07/09                                                268,718        54,459
SWP: DIVIDEND SWAP 12/31/08                                                               251
SWP: DIVIDEND SWAP 12/31/08                                                               251
SWP: DIVIDEND SWAP 12/31/09                                                               559
SWP: DIVIDEND SWAP 12/31/09                                                               559
SWP: DIVIDEND SWAP 12/31/09                                                               559
SWP: DIVIDEND SWAP 12/31/10                                                               750


                                     QE07.1

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART C - SECTION 1

      Showing All Collar, Swap and Forwards Open at Current Statement Date

                        1                                 2               3              4               5
                                                                       DATE OF         STRIKE         DATE OF
                                                                      MATURITY,        PRICE,         OPENING
                                                        NOTIONAL     EXPIRY, OR       RATE OR       POSITION OR
                    DESCRIPTION                          AMOUNT      SETTLEMENT   INDEX REC (PAY)    AGREEMENT
--------------------------------------------------   -------------   ----------   ---------------   -----------
SWP: DIVIDEND SWAP 12/31/10                                100,000   12/31/2010   0.0000%(0.0000%    04/26/2007
SWP: DIVIDEND SWAP 12/31/10                                100,000   12/31/2010   0.0000%(0.0000%    05/04/2007
SWP: DIVIDEND SWAP 12/31/11                                100,000   12/31/2011   0.0000%(0.0000%    04/23/2007
SWP: DIVIDEND SWAP 12/31/11                                100,000   12/31/2011   0.0000%(0.0000%    05/04/2007
SWP: DIVIDEND SWAP 12/31/11                                100,000   12/31/2011   0.0000%(0.0000%    04/26/2007
SWP: DIVIDEND SWAP 12/31/12                                100,000   12/31/2012   0.0000%(0.0000%    04/26/2007
SWP: DIVIDEND SWAP 12/31/12                                100,000   12/31/2012   0.0000%(0.0000%    04/23/2007
SWP: DIVIDEND SWAP 12/31/12                                100,000   12/31/2012   0.0000%(0.0000%    05/04/2007
SWP: DIVIDEND SWAP 12/31/13                                100,000   12/31/2013   0.0000%(0.0000%    04/23/2007
SWP: DIVIDEND SWAP 12/31/13                                100,000   12/31/2013   0.0000%(0.0000%    04/26/2007
SWP: DIVIDEND SWAP 12/31/14                                 50,000   12/31/2014   0.0000%(0.0000%    05/04/2007
SWP: DIVIDEND SWAP 12/31/15                                 50,000   12/31/2015   0.0000%(0.0000%    05/04/2007
SWP: DIVIDEND SWAP 12/31/16                                 50,000   12/31/2016   0.0000%(0.0000%    05/04/2007
SWP: FWD ZERO 3ML(5.08%) 01/24/21                      130,000,000   01/24/2021   US3MLIB(5.0829     01/19/2006
SWP: FWD ZERO 3ML(5.12%) 01/21/31                       70,000,000   01/21/2031   US3MLIB(5.1214     01/19/2006
SWP: GMWB (0.232%) 06/30/57                          6,430,962,644   06/30/2057   0.0000%(0.2320%    06/18/2007
SWP: MXEA VARIANCE SWP 12/15/17                              9,434   12/15/2017   MSCI_DEV(0.000     06/17/2008
SWP: MXEA VARIANCE SWP 12/15/17                              9,579   12/15/2017   MSCI_DEV(0.000     07/14/2008
SWP: MXEA VARIANCE SWP 12/21/12                              9,728   12/21/2012   MSCI_DEV(0.000     11/28/2007
SWP: MXEA VARIANCE SWP 12/21/12                             10,000   12/21/2012   MSCI_DEV(0.000     12/13/2007
SWP: MXEA VARIANCE SWP 12/21/12                             19,841   12/21/2012   MSCI_DEV(0.000     02/25/2008
SWP: MXEA VARIANCE SWP 12/21/12                              4,980   12/21/2012   MSCI_DEV(0.000     04/01/2008
SWP: NDX VARIANCE SWP 12/16/11                              11,038   12/16/2011   NDX(0.0000%)       02/05/2007
SWP: SPX VARIANCE SWP 03/17/17                              22,936   03/17/2017   S&P 500(0.0000%    02/22/2007
SWP: SPX VARIANCE SWP 12/14/14                              16,134   12/14/2014   S&P 500(0.0000%    01/12/2007
SWP: SPX VARIANCE SWP 12/15/17                              23,810   12/15/2017   S&P 500(0.0000%    04/05/2007
SWP: SPX VARIANCE SWP 12/15/17                              29,703   12/15/2017   S&P 500(0.0000%    08/01/2007
SWP: SPX VARIANCE SWP 12/15/17                               9,434   12/15/2017   S&P 500(0.0000%    08/17/2007
SWP: SPX VARIANCE SWP 12/15/17                               9,634   12/15/2017   S&P 500(0.0000%    08/28/2007
SWP: SPX VARIANCE SWP 12/15/17                              20,534   12/15/2017   S&P 500(0.0000%    09/27/2007
SWP: SPX VARIANCE SWP 12/15/17                              20,000   12/15/2017   S&P 500(0.0000%    10/04/2007
SWP: SPX VARIANCE SWP 12/15/17                              19,920   12/15/2017   S&P 500(0.0000%    10/08/2007
SWP: SPX VARIANCE SWP 12/15/17                              19,920   12/15/2017   S&P 500(0.0000%    10/08/2007
SWP: SPX VARIANCE SWP 12/15/17                               9,579   12/15/2017   S&P 500(0.0000%    11/01/2007
SWP: SPX VARIANCE SWP 12/15/17                               9,506   12/15/2017   S&P 500(0.0000%    11/07/2007
SWP: SPX VARIANCE SWP 12/15/17                               9,328   12/15/2017   S&P 500(0.0000%    12/21/2007
SWP: SPX VARIANCE SWP 12/15/17                               9,399   12/15/2017   S&P 500(0.0000%    12/21/2007
SWP: SPX VARIANCE SWP 12/15/17                              19,084   12/15/2017   S&P 500(0.0000%    12/27/2007
SWP: SPX VARIANCE SWP 12/15/17                              18,832   12/15/2017   S&P 500(0.0000%    01/08/2008
SWP: SPX VARIANCE SWP 12/15/17                               4,725   12/15/2017   S&P 500(0.0000%    01/08/2008
SWP: SPX VARIANCE SWP 12/15/17                              14,214   12/15/2017   S&P 500(0.0000%    01/09/2008
SWP: SPX VARIANCE SWP 12/15/17                              18,416   12/15/2017   S&P 500(0.0000%    01/24/2008
SWP: SPX VARIANCE SWP 12/15/17                              18,416   12/15/2017   S&P 500(0.0000%    01/25/2008
SWP: SPX VARIANCE SWP 12/15/17                               9,208   12/15/2017   S&P 500(0.0000%    01/30/2008
SWP: SPX VARIANCE SWP 12/15/17                              18,215   12/15/2017   S&P 500(0.0000%    09/18/2008

                        1                                      6                   7                8       9          10

                                                                               COST OR
                                                         EXCHANGE OR        (CONSIDERATION        BOOK            STATEMENT
                    DESCRIPTION                         COUNTERPARTY          RECEIVED)          VALUE     *        VALUE
--------------------------------------------------   --------------------   --------------   -----------   ---   -----------
SWP: DIVIDEND SWAP 12/31/10                          GOLDMAN SACHS INTL                                              633,517
SWP: DIVIDEND SWAP 12/31/10                          MORGAN STANLEY INTL                                             642,746
SWP: DIVIDEND SWAP 12/31/11                          JP MORGAN CHASE BANK                                            719,459
SWP: DIVIDEND SWAP 12/31/11                          MORGAN STANLEY INTL                                             745,975
SWP: DIVIDEND SWAP 12/31/11                          BARCLAYS BANK PLC                                               750,395
SWP: DIVIDEND SWAP 12/31/12                          BARCLAYS BANK PLC                                               820,227
SWP: DIVIDEND SWAP 12/31/12                          JP MORGAN CHASE BANK                                            803,342
SWP: DIVIDEND SWAP 12/31/12                          MORGAN STANLEY INTL                                             820,227
SWP: DIVIDEND SWAP 12/31/13                          JP MORGAN CHASE BANK                                            875,565
SWP: DIVIDEND SWAP 12/31/13                          BARCLAYS BANK PLC                                               883,617
SWP: DIVIDEND SWAP 12/31/14                          JP MORGAN CHASE BANK                                            480,364
SWP: DIVIDEND SWAP 12/31/15                          JP MORGAN CHASE BANK                                            503,356
SWP: DIVIDEND SWAP 12/31/16                          JP MORGAN CHASE BANK                                            519,688
SWP: FWD ZERO 3ML(5.08%) 01/24/21                    HSBC BANK USA                                                 2,014,167
SWP: FWD ZERO 3ML(5.12%) 01/21/31                    DEUTSCHE BANK, AG                                             2,444,190
SWP: GMWB (0.232%) 06/30/57                          MORGAN STANLEY INTL                                         125,103,672
SWP: MXEA VARIANCE SWP 12/15/17                      JP MORGAN CHASE BANK                                           (296,826)
SWP: MXEA VARIANCE SWP 12/15/17                      JP MORGAN CHASE BANK                                           (146,017)
SWP: MXEA VARIANCE SWP 12/21/12                      JP MORGAN CHASE BANK                                           (206,372)
SWP: MXEA VARIANCE SWP 12/21/12                      JP MORGAN CHASE BANK                                            116,631
SWP: MXEA VARIANCE SWP 12/21/12                      JP MORGAN CHASE BANK                                            (11,513)
SWP: MXEA VARIANCE SWP 12/21/12                      JP MORGAN CHASE BANK                                             17,801
SWP: NDX VARIANCE SWP 12/16/11                       JP MORGAN CHASE BANK                                          2,952,597
SWP: SPX VARIANCE SWP 03/17/17                       DEUTSCHE BANK, AG                                             4,385,211
SWP: SPX VARIANCE SWP 12/14/14                       DEUTSCHE BANK, AG                                             3,700,695
SWP: SPX VARIANCE SWP 12/15/17                       CITIBANK, N.A.                                                5,124,019
SWP: SPX VARIANCE SWP 12/15/17                       GOLDMAN SACHS INTL                                            2,939,161
SWP: SPX VARIANCE SWP 12/15/17                       GOLDMAN SACHS INTL                                              529,945
SWP: SPX VARIANCE SWP 12/15/17                       DEUTSCHE BANK, AG                                               742,967
SWP: SPX VARIANCE SWP 12/15/17                       MERRILL LYNCH INTL                                            2,735,447
SWP: SPX VARIANCE SWP 12/15/17                       CITIBANK, N.A.                                                2,257,216
SWP: SPX VARIANCE SWP 12/15/17                       DEUTSCHE BANK, AG                                             2,205,596
SWP: SPX VARIANCE SWP 12/15/17                       JP MORGAN CHASE BANK                                          2,205,596
SWP: SPX VARIANCE SWP 12/15/17                       DEUTSCHE BANK, AG                                               758,387
SWP: SPX VARIANCE SWP 12/15/17                       GOLDMAN SACHS INTL                                              687,955
SWP: SPX VARIANCE SWP 12/15/17                       DEUTSCHE BANK, AG                                               543,536
SWP: SPX VARIANCE SWP 12/15/17                       JP MORGAN CHASE BANK                                            614,112
SWP: SPX VARIANCE SWP 12/15/17                       JP MORGAN CHASE BANK                                          1,522,231
SWP: SPX VARIANCE SWP 12/15/17                       GOLDMAN SACHS INTL                                            1,284,652
SWP: SPX VARIANCE SWP 12/15/17                       CREDIT SUISSE FB INT                                            330,618
SWP: SPX VARIANCE SWP 12/15/17                       CREDIT SUISSE FB INT                                            995,972
SWP: SPX VARIANCE SWP 12/15/17                       CITIBANK, N.A.                                                  872,019
SWP: SPX VARIANCE SWP 12/15/17                       CITIBANK, N.A.                                                  872,838
SWP: SPX VARIANCE SWP 12/15/17                       CITIBANK, N.A.                                                  440,207
SWP: SPX VARIANCE SWP 12/15/17                       BARCLAYS BANK PLC                                             1,036,177

                        1                                 11             12              13             14              15
                                                                    YEAR TO DATE      USED TO          OTHER
                                                                      INCREASE/     ADJUST BASIS    INVESTMENT/
                                                         FAIR        (DECREASE)      OF HEDGED     MISCELLANEOUS    POTENTIAL
                    DESCRIPTION                         VALUE       BY ADJUSTMENT       ITEM          INCOME         EXPOSURE
--------------------------------------------------   ------------   -------------   ------------   -------------   -----------
SWP: DIVIDEND SWAP 12/31/10                              633,517                                                           750
SWP: DIVIDEND SWAP 12/31/10                              642,746                                                           750
SWP: DIVIDEND SWAP 12/31/11                              719,459                                                           902
SWP: DIVIDEND SWAP 12/31/11                              745,975                                                           902
SWP: DIVIDEND SWAP 12/31/11                              750,395                                                           902
SWP: DIVIDEND SWAP 12/31/12                              820,227                                                         1,031
SWP: DIVIDEND SWAP 12/31/12                              803,342                                                         1,031
SWP: DIVIDEND SWAP 12/31/12                              820,227                                                         1,031
SWP: DIVIDEND SWAP 12/31/13                              875,565                                                         1,146
SWP: DIVIDEND SWAP 12/31/13                              883,617                                                         1,146
SWP: DIVIDEND SWAP 12/31/14                              480,364                                                           625
SWP: DIVIDEND SWAP 12/31/15                              503,356                                                           673
SWP: DIVIDEND SWAP 12/31/16                              519,688                                                           718
SWP: FWD ZERO 3ML(5.08%) 01/24/21                      2,014,167                                                     2,282,049
SWP: FWD ZERO 3ML(5.12%) 01/21/31                      2,444,190                                                     1,653,663
SWP: GMWB (0.232%) 06/30/57                          125,103,672                                    (12,992,939)   224,579,726
SWP: MXEA VARIANCE SWP 12/15/17                         (296,826)                                                          143
SWP: MXEA VARIANCE SWP 12/15/17                         (146,017)                                                          145
SWP: MXEA VARIANCE SWP 12/21/12                         (206,372)                                                          100
SWP: MXEA VARIANCE SWP 12/21/12                          116,631                                                           103
SWP: MXEA VARIANCE SWP 12/21/12                          (11,513)                                                          204
SWP: MXEA VARIANCE SWP 12/21/12                           17,801                                                            51
SWP: NDX VARIANCE SWP 12/16/11                         2,952,597                                                            99
SWP: SPX VARIANCE SWP 03/17/17                         4,385,211                                                           334
SWP: SPX VARIANCE SWP 12/14/14                         3,700,695                                                           201
SWP: SPX VARIANCE SWP 12/15/17                         5,124,019                                                           361
SWP: SPX VARIANCE SWP 12/15/17                         2,939,161                                                           451
SWP: SPX VARIANCE SWP 12/15/17                           529,945                                                           143
SWP: SPX VARIANCE SWP 12/15/17                           742,967                                                           146
SWP: SPX VARIANCE SWP 12/15/17                         2,735,447                                                           312
SWP: SPX VARIANCE SWP 12/15/17                         2,257,216                                                           304
SWP: SPX VARIANCE SWP 12/15/17                         2,205,596                                                           302
SWP: SPX VARIANCE SWP 12/15/17                         2,205,596                                                           302
SWP: SPX VARIANCE SWP 12/15/17                           758,387                                                           145
SWP: SPX VARIANCE SWP 12/15/17                           687,955                                                           144
SWP: SPX VARIANCE SWP 12/15/17                           543,536                                                           142
SWP: SPX VARIANCE SWP 12/15/17                           614,112                                                           143
SWP: SPX VARIANCE SWP 12/15/17                         1,522,231                                                           290
SWP: SPX VARIANCE SWP 12/15/17                         1,284,652                                                           286
SWP: SPX VARIANCE SWP 12/15/17                           330,618                                                            72
SWP: SPX VARIANCE SWP 12/15/17                           995,972                                                           216
SWP: SPX VARIANCE SWP 12/15/17                           872,019                                                           280
SWP: SPX VARIANCE SWP 12/15/17                           872,838                                                           280
SWP: SPX VARIANCE SWP 12/15/17                           440,207                                                           140
SWP: SPX VARIANCE SWP 12/15/17                         1,036,177                                                           276


                                     QEA07.2

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART C - SECTION 1

      Showing All Collar, Swap and Forwards Open at Current Statement Date


                        1                                 2               3              4               5
                                                                       DATE OF         STRIKE         DATE OF
                                                                      MATURITY,        PRICE,         OPENING
                                                        NOTIONAL     EXPIRY, OR       RATE OR       POSITION OR
                   DESCRIPTION                           AMOUNT      SETTLEMENT   INDEX REC (PAY)    AGREEMENT
--------------------------------------------------   -------------   ----------   ---------------   -----------

SWP: SPX VARIANCE SWP 12/16/11                             21,008    12/16/2011   S&P 500(0.0000%   10/30/2007
SWP: SPX VARIANCE SWP 12/16/16                             23,690    12/16/2016   S&P 500(0.0000%   03/02/2007
SWP: SPX VARIANCE SWP 12/16/22                             37,736    12/16/2022   S&P 500(0.0000%   09/13/2007
SWP: SPX VARIANCE SWP 12/17/10                             14,045    12/17/2010   S&P 500(0.0000%   03/16/2007
SWP: SPX VARIANCE SWP 12/17/10                             19,084    12/17/2010   S&P 500(0.0000%   03/18/2008
SWP: SPX VARIANCE SWP 12/18/09                              6,706    12/18/2009   S&P 500(0.0000%   03/02/2007
SWP: SPX VARIANCE SWP 12/20/19                             29,412    12/20/2019   S&P 500(0.0000%   08/02/2007
SWP: SPX VARIANCE SWP 12/20/19                             26,786    12/20/2019   S&P 500(0.0000%   09/26/2008
SWP: SPX VARIANCE SWP 12/21/12                              8,981    12/21/2012   S&P 500(0.0000%   12/20/2006
SWP: SPX VARIANCE SWP 12/21/12                              9,042    12/21/2012   S&P 500(0.0000%   01/04/2007
SWP: SPX VARIANCE SWP 12/21/12                             23,251    12/21/2012   S&P 500(0.0000%   03/02/2007
SWP: SPX VARIANCE SWP 12/21/12                             14,313    12/21/2012   S&P 500(0.0000%   01/16/2008
SWP: SPX VARIANCE SWP 12/21/12                             18,727    12/21/2012   S&P 500(0.0000%   03/18/2008
SWP: SPX VARIANCE SWP 12/21/18                             18,182    12/21/2018   S&P 500(0.0000%   02/25/2008
SWP: SPX VARIANCE SWP 12/21/18                             18,248    12/21/2018   S&P 500(0.0000%   03/24/2008
SWP: SPX VARIANCE SWP 12/21/18                             18,248    12/21/2018   S&P 500(0.0000%   04/01/2008
SWP: SPX VARIANCE SWP 12/21/18                             18,315    12/21/2018   S&P 500(0.0000%   04/02/2008
SWP: SPX VARIANCE SWP 12/21/18                              9,294    12/21/2018   S&P 500(0.0000%   06/16/2008
SWP: SPX VARIANCE SWP 12/21/18                             18,587    12/21/2018   S&P 500(0.0000%   06/20/2008
SWP: ZERO 3.54%(3ML) 01/25/15                         100,000,000    01/25/2015   3.5385%(US3MLI    01/23/2008
SWP: ZERO 3ML(4.60%) 07/18/10                          22,900,000    07/18/2010   US3MLIB(4.5965    09/29/2005
SWP: ZERO 3ML(4.63%) 09/01/10                          34,440,000    09/01/2010   US3MLIB(4.6306    09/29/2005
SWP: ZERO 3ML(4.79%) 01/23/11                         130,000,000    01/23/2011   US3MLIB(4.7882    01/19/2006
SWP: ZERO 3ML(5.00%) 03/02/15                          13,225,000    03/02/2015   US3MLIB(5.0011    09/29/2005
SWP: ZERO 3ML(5.12%) 02/12/28                          50,000,000    02/12/2028   US3MLIB(5.1150    02/08/2008
SWP: ZERO 3ML(5.32%) 01/30/09                         150,000,000    01/30/2009   US3MLIB(5.3187    01/26/2007
SWP: ZERO 4.02%(3ML) 01/25/18                         250,000,000    01/25/2018   4.0190%(US3MLI    01/23/2008
SWP: ZERO 4.50% (3ML) 09/18/28                        150,000,000    09/18/2028   4.5003%(US3MLI    09/16/2008
SWP: ZERO 4.79%(3ML) 11/28/17                         120,000,000    11/28/2017   4.7866%(US3MLI    11/26/2007
SWP: ZERO 5.01%(3ML) 10/29/17                          80,000,000    10/29/2017   5.0118%(US3MLI    10/25/2007
SWP: ZERO 5.11%(3ML) 11/28/27                          55,000,000    11/28/2027   5.1113%(US3MLI    11/26/2007
SWP: ZERO 5.13%(3ML) 10/11/14                          24,000,000    10/11/2014   5.1330%(US3MLI    10/09/2007
SWP: ZERO 5.28%(3ML) 10/11/17                          15,000,000    10/11/2017   5.2840%(US3MLI    10/09/2007
SWP: ZERO 5.30%(3ML) 08/29/17                          85,000,000    08/29/2017   5.2950%(US3MLI    08/27/2007
SWP: ZERO 5.33%(3ML) 02/20/22                          22,000,000    02/20/2022   5.3303%(US3MLI    02/15/2007
SWP: ZERO 5.46%(3ML) 10/11/22                           7,000,000    10/11/2022   5.4550%(US3MLI    10/09/2007
SWP: ZERO 5.53%(3ML) 10/11/27                          10,000,000    10/11/2027   5.5290%(US3MLI    10/09/2007
SWP: ZERO 5.55%(3ML) 10/11/32                           4,000,000    10/11/2032   5.5510%(US3MLI    10/09/2007

07999999. Subtotal - Swaps - Other Derivative
Transactions

08999999. Subtotal - Swaps

FORWARDS - OTHER DERIVATIVE TRANSACTIONS

BUY EUR for JPY at 0.0067                              15,201,356    10/02/2008   EUR (JPY)         09/30/2008
BUY JPY for EUR at 144.5350                            16,012,810    10/02/2009   JPY (EUR)         09/30/2008
BUY JPY for EUR at 152.4148                            15,988,714    02/04/2009   JPY (EUR)         01/31/2008
BUY JPY for EUR at 152.4782                            17,079,419    04/02/2009   JPY (EUR)         03/31/2008


                        1                                     6                   7                8       9          10

                                                                               COST OR
                                                         EXCHANGE OR        (CONSIDERATION        BOOK            STATEMENT
                    DESCRIPTION                         COUNTERPARTY          RECEIVED)          VALUE     *        VALUE
--------------------------------------------------   --------------------   --------------   -----------   ---   -----------

SWP: SPX VARIANCE SWP 12/16/11                       DEUTSCHE BANK, AG                                             2,980,809
SWP: SPX VARIANCE SWP 12/16/16                       CITIBANK, N.A.                                                 4,443,291
SWP: SPX VARIANCE SWP 12/16/22                       DEUTSCHE BANK, AG                                             1,507,118
SWP: SPX VARIANCE SWP 12/17/10                       BARCLAYS BANK PLC                                             3,918,177
SWP: SPX VARIANCE SWP 12/17/10                       MERRILL LYNCH INTL                                              974,288
SWP: SPX VARIANCE SWP 12/18/09                       CITIBANK, N.A.                                               (1,802,471)
SWP: SPX VARIANCE SWP 12/20/19                       GOLDMAN SACHS INTL                                            2,427,763
SWP: SPX VARIANCE SWP 12/20/19                       DEUTSCHE BANK, AG                                               729,007
SWP: SPX VARIANCE SWP 12/21/12                       CITIBANK, N.A.                                                 2,233,309
SWP: SPX VARIANCE SWP 12/21/12                       JP MORGAN CHASE BANK                                          2,320,842
SWP: SPX VARIANCE SWP 12/21/12                       JP MORGAN CHASE BANK                                          5,962,475
SWP: SPX VARIANCE SWP 12/21/12                       GOLDMAN SACHS INTL                                              924,971
SWP: SPX VARIANCE SWP 12/21/12                       JP MORGAN CHASE BANK                                            873,682
SWP: SPX VARIANCE SWP 12/21/18                       JP MORGAN CHASE BANK                                            657,421
SWP: SPX VARIANCE SWP 12/21/18                       JP MORGAN CHASE BANK                                            712,026
SWP: SPX VARIANCE SWP 12/21/18                       DEUTSCHE BANK, AG                                               720,338
SWP: SPX VARIANCE SWP 12/21/18                       DEUTSCHE BANK, AG                                               789,564
SWP: SPX VARIANCE SWP 12/21/18                       CITIBANK, N.A.                                                   639,633
SWP: SPX VARIANCE SWP 12/21/18                       JP MORGAN CHASE BANK                                          1,288,574
SWP: ZERO 3.54%(3ML) 01/25/15                        MORGAN STANLEY CAP                                           (4,617,358)
SWP: ZERO 3ML(4.60%) 07/18/10                        DEUTSCHE BANK, AG          (38,941)       (38,941)             (565,752)
SWP: ZERO 3ML(4.63%) 09/01/10                        DEUTSCHE BANK, AG         (104,994)      (104,994)             (956,123)
SWP: ZERO 3ML(4.79%) 01/23/11                        DEUTSCHE BANK, AG                                            (4,175,329)
SWP: ZERO 3ML(5.00%) 03/02/15                        DEUTSCHE BANK, AG         (298,578)      (298,578)             (702,066)
SWP: ZERO 3ML(5.12%) 02/12/28                        UNION BANK OF SWITZE                                         (3,397,382)
SWP: ZERO 3ML(5.32%) 01/30/09                        JP MORGAN CHASE BANK                                           (841,119)
SWP: ZERO 4.02%(3ML) 01/25/18                        JP MORGAN CHASE BANK                                        (11,376,945)
SWP: ZERO 4.50% (3ML) 09/18/28                       BARCLAYS BANK PLC                                            (7,793,271)
SWP: ZERO 4.79%(3ML) 11/28/17                        UNION BANK OF SWITZE                                          3,303,390
SWP: ZERO 5.01%(3ML) 10/29/17                        DEUTSCHE BANK, AG                                             3,883,220
SWP: ZERO 5.11%(3ML) 11/28/27                        UNION BANK OF SWITZE                                          3,746,678
SWP: ZERO 5.13%(3ML) 10/11/14                        DEUTSCHE BANK, AG                                             1,619,198
SWP: ZERO 5.28%(3ML) 10/11/17                        DEUTSCHE BANK, AG                                             1,124,766
SWP: ZERO 5.30%(3ML) 08/29/17                        DEUTSCHE BANK, AG                                             6,614,979
SWP: ZERO 5.33%(3ML) 02/20/22                        UNION BANK OF SWITZE                                          2,104,433
SWP: ZERO 5.46%(3ML) 10/11/22                        DEUTSCHE BANK, AG                                               791,965
SWP: ZERO 5.53%(3ML) 10/11/27                        UNION BANK OF SWITZE                                          1,574,907
SWP: ZERO 5.55%(3ML) 10/11/32                        DEUTSCHE BANK, AG                                               825,200

07999999. Subtotal - Swaps - Other Derivative
Transactions                                                                  1,932,500        2,474,821   XXX   183,210,407

08999999. Subtotal - Swaps                                                    1,932,500      (11,396,010)  XXX   169,339,576

FORWARDS - OTHER DERIVATIVE TRANSACTIONS

BUY EUR for JPY at 0.0067                            HSBC BANK USA                                                   (48,457)
BUY JPY for EUR at 144.5350                          HSBC BANK USA                                                    56,857
BUY JPY for EUR at 152.4148                          MORGAN STANLEY CAP                                              536,629
BUY JPY for EUR at 152.4782                          MORGAN STANLEY CAP                                              625,938


                        1                                 11             12              13             14              15
                                                                    YEAR TO DATE      USED TO          OTHER
                                                                      INCREASE/     ADJUST BASIS    INVESTMENT/
                                                         FAIR        (DECREASE)      OF HEDGED     MISCELLANEOUS    POTENTIAL
                    DESCRIPTION                         VALUE       BY ADJUSTMENT       ITEM          INCOME         EXPOSURE
--------------------------------------------------   ------------   -------------   ------------   -------------   -----------

SWP: SPX VARIANCE SWP 12/16/11                         2,980,809                                                           188
SWP: SPX VARIANCE SWP 12/16/16                         4,443,291                                                           340
SWP: SPX VARIANCE SWP 12/16/22                         1,507,118                                                           711
SWP: SPX VARIANCE SWP 12/17/10                         3,918,177                                                           104
SWP: SPX VARIANCE SWP 12/17/10                           974,288                                                           142
SWP: SPX VARIANCE SWP 12/18/09                        (1,802,471)                                                           37
SWP: SPX VARIANCE SWP 12/20/19                         2,427,763                                                           493
SWP: SPX VARIANCE SWP 12/20/19                           729,007                                                           449
SWP: SPX VARIANCE SWP 12/21/12                         2,233,309                                                            92
SWP: SPX VARIANCE SWP 12/21/12                         2,320,842                                                            93
SWP: SPX VARIANCE SWP 12/21/12                         5,962,475                                                           239
SWP: SPX VARIANCE SWP 12/21/12                           924,971                                                           147
SWP: SPX VARIANCE SWP 12/21/12                           873,682                                                           193
SWP: SPX VARIANCE SWP 12/21/18                           657,421                                                           291
SWP: SPX VARIANCE SWP 12/21/18                           712,026                                                           292
SWP: SPX VARIANCE SWP 12/21/18                           720,338                                                           292
SWP: SPX VARIANCE SWP 12/21/18                           789,564                                                           293
SWP: SPX VARIANCE SWP 12/21/18                           639,633                                                           149
SWP: SPX VARIANCE SWP 12/21/18                         1,288,574                                                           297
SWP: ZERO 3.54%(3ML) 01/25/15                         (4,617,358)                                       305,646      1,257,307
SWP: ZERO 3ML(4.60%) 07/18/10                           (565,752)                                      (206,472)       153,501
SWP: ZERO 3ML(4.63%) 09/01/10                           (956,123)                                      (332,655)       238,641
SWP: ZERO 3ML(4.79%) 01/23/11                         (4,175,329)                                    (1,406,175)       988,998
SWP: ZERO 3ML(5.00%) 03/02/15                           (702,066)                                      (168,058)       167,571
SWP: ZERO 3ML(5.12%) 02/12/28                         (3,397,382)                                      (702,472)     1,100,591
SWP: ZERO 3ML(5.32%) 01/30/09                           (841,119)                                    (2,444,690)       433,605
SWP: ZERO 4.02%(3ML) 01/25/18                        (11,376,945)                                     1,593,663      3,817,318
SWP: ZERO 4.50% (3ML) 09/18/28                        (7,793,271)                                        87,970      3,352,493
SWP: ZERO 4.79%(3ML) 11/28/17                          3,303,390                                      1,283,632      1,816,635
SWP: ZERO 5.01%(3ML) 10/29/17                          3,883,220                                      1,050,383      1,205,649
SWP: ZERO 5.11%(3ML) 11/28/27                          3,746,678                                        725,282      1,204,130
SWP: ZERO 5.13%(3ML) 10/11/14                          1,619,198                                        299,153        294,743
SWP: ZERO 5.28%(3ML) 10/11/17                          1,124,766                                        207,819        225,445
SWP: ZERO 5.30%(3ML) 08/29/17                          6,614,979                                      1,245,399      1,269,165
SWP: ZERO 5.33%(3ML) 02/20/22                          2,104,433                                        352,514        402,666
SWP: ZERO 5.46%(3ML) 10/11/22                            791,965                                        106,263        131,137
SWP: ZERO 5.53%(3ML) 10/11/27                          1,574,907                                        157,546        218,181
SWP: ZERO 5.55%(3ML) 10/11/32                            825,200                                         63,702         98,075

07999999. Subtotal - Swaps - Other Derivative
Transactions                                         183,210,407       3,968,677          0         (16,718,125)   272,006,217

08999999. Subtotal - Swaps                           168,300,089      16,003,820          0         (17,414,850)   281,312,329

FORWARDS - OTHER DERIVATIVE TRANSACTIONS

BUY EUR for JPY at 0.0067                                (48,457)                                                        5,626
BUY JPY for EUR at 144.5350                               56,857                                                        80,283
BUY JPY for EUR at 152.4148                              536,629                                                        47,156
BUY JPY for EUR at 152.4782                              625,938                                                        60,633



                                     QE07.3

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART C - SECTION 1

      Showing All Collar, Swap and Forwards Open at Current Statement Date


                        1                                 2               3              4               5                6
                                                                       DATE OF         STRIKE         DATE OF
                                                                      MATURITY,        PRICE,         OPENING
                                                        NOTIONAL     EXPIRY, OR       RATE OR       POSITION OR      EXCHANGE OR
                    DESCRIPTION                          AMOUNT      SETTLEMENT   INDEX REC (PAY)    AGREEMENT       COUNTERPARTY
--------------------------------------------------   -------------   ----------   ---------------   -----------   ------------------
BUY JPY for EUR at 153.3064                            16,329,667    03/03/2009   JPY (EUR)         02/29/2008    MORGAN STANLEY CAP
BUY JPY for EUR at 153.6090                            15,664,593    09/03/2009   JPY (EUR)         08/29/2008    HSBC BANK USA
BUY JPY for EUR at 156.4335                            15,528,660    01/05/2009   JPY (EUR)         01/10/2008    HSBC BANK USA
BUY JPY for EUR at 156.5550                            16,260,940    06/04/2009   JPY (EUR)         06/02/2008    MORGAN STANLEY CAP
BUY JPY for EUR at 156.9350                            15,528,660    12/02/2008   JPY (EUR)         01/10/2008    HSBC BANK USA
BUY JPY for EUR at 157.0850                            15,496,103    10/02/2008   JPY (EUR)         01/08/2008    HSBC BANK USA
BUY JPY for EUR at 157.1837                            16,266,386    05/07/2009   JPY (EUR)         04/30/2008    MORGAN STANLEY CAP
BUY JPY for EUR at 157.3530                            15,528,660    11/04/2008   JPY (EUR)         01/10/2008    HSBC BANK USA
BUY JPY for EUR at 160.4711                            16,036,979    07/02/2009   JPY (EUR)         06/30/2008    MORGAN STANLEY CAP
BUY JPY for EUR at 161.7300                            15,728,362    08/04/2009   JPY (EUR)         07/31/2008    HSBC BANK USA

11999999. Subtotal - Forwards -
   Other Derivative Transactions

12999999. Subtotal - Forwards

25999999. Subtotal - Hedging Transactions

27999999. Subtotal - Other Derivative Transactions

99999999. Total



                        1                                  7                8       9          10

                                                        COST OR
                                                     (CONSIDERATION        BOOK            STATEMENT
                    DESCRIPTION                        RECEIVED)          VALUE     *        VALUE
--------------------------------------------------   --------------   -----------   ---   -----------
BUY JPY for EUR at 153.3064                                                                   665,735
BUY JPY for EUR at 153.6090                                                                   958,962
BUY JPY for EUR at 156.4335                                                                   891,515
BUY JPY for EUR at 156.5550                                                                 1,116,075
BUY JPY for EUR at 156.9350                                                                   871,187
BUY JPY for EUR at 157.0850                                                                   811,454
BUY JPY for EUR at 157.1837                                                                 1,136,127
BUY JPY for EUR at 157.3530                                                                   865,340
BUY JPY for EUR at 160.4711                                                                 1,518,235
BUY JPY for EUR at 161.7300                                                                 1,675,017

11999999. Subtotal - Forwards -
   Other Derivative Transactions                                 0              0   XXX    11,680,615

12999999. Subtotal - Forwards                                    0              0   XXX    11,680,615

25999999. Subtotal - Hedging Transactions                        0    (13,870,831)  XXX   (13,870,831)

27999999. Subtotal - Other Derivative Transactions       1,932,500      2,474,821   XXX   194,891,022

99999999. Total                                          1,932,500    (11,396,010)  XXX   181,020,191


                        1                                 11             12              13             14              15
                                                                    YEAR TO DATE      USED TO          OTHER
                                                                      INCREASE/     ADJUST BASIS    INVESTMENT/
                                                         FAIR        (DECREASE)      OF HEDGED     MISCELLANEOUS    POTENTIAL
                    DESCRIPTION                         VALUE       BY ADJUSTMENT       ITEM          INCOME         EXPOSURE
--------------------------------------------------   ------------   -------------   ------------   -------------   -----------
BUY JPY for EUR at 153.3064                               665,735                                                       53,035
BUY JPY for EUR at 153.6090                               958,962                                                       75,370
BUY JPY for EUR at 156.4335                               891,515                                                       40,026
BUY JPY for EUR at 156.5550                             1,116,075                                                       66,883
BUY JPY for EUR at 156.9350                               871,187                                                       32,257
BUY JPY for EUR at 157.0850                               811,454                                                        5,735
BUY JPY for EUR at 157.1837                             1,136,127                                                       62,999
BUY JPY for EUR at 157.3530                               865,340                                                       24,043
BUY JPY for EUR at 160.4711                             1,518,235                                                       69,601
BUY JPY for EUR at 161.7300                             1,675,017                                                       72,241

11999999. Subtotal - Forwards -
   Other Derivative Transactions                       11,680,615              0          0                   0        695,889

12999999. Subtotal - Forwards                          11,680,615              0          0                   0        695,889

25999999. Subtotal - Hedging Transactions             (14,910,318)    12,035,143          0            (696,725)     9,306,111

27999999. Subtotal - Other Derivative Transactions     194,891,022     3,968,677          0         (16,718,125)   272,702,107

99999999. Total                                        179,980,704    16,003,820          0         (17,414,850)   282,008,218

                        SCHEDULE DB - PART D - SECTION 1

               Showing All Futures Contracts and Insurance Futures
                       Contracts at Current Statement Date

                                1                                                 2             3            4




                                                                                NUMBER OF     MATURITY      ORIGINAL
                             DESCRIPTION                                        CONTRACTS       DATE         VALUE
-----------------------------------------------------------------------------   ---------   ----------   -------------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC EMINI MSCI EAFE FUTURE                                                           145    12/19/2008      12,529,547
DEC US LONG BOND FUTURE                                                           11,255    12/19/2008   1,349,704,286
0399999. Subtotal - Long Futures Positions - Other Derivative Transactions                               1,362,233,833
0499999. Subtotal - Long Futures Positions                                                               1,362,233,833
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC S&P500 EMINI FUTURE                                                           15,420    12/18/2008     912,365,500
DEC NASDAQ 100 E-MINI FUTURE                                                       4,696    12/19/2008     158,250,223
DEC US 10YR NOTE FUTURE                                                            3,000    12/19/2008     352,531,313
0799999. Subtotal - Short Futures Positions - Other Derivative Transactions                              1,423,147,035
0899999. Subtotal - Short Futures Positions                                                              1,423,147,035
2799999. Subtotal - Other Derivative Transactions                                                        2,785,380,868
9999999. Totals                                                                                          2,785,380,868


                                1                                                   5             6              7



                                                                                                               DATE OF
                                                                                   CURRENT       VARIATION     OPENING
                             DESCRIPTION                                            VALUE          MARGIN     POSITION
-----------------------------------------------------------------------------   -------------   -----------  -----------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC EMINI MSCI EAFE FUTURE                                                         11,621,750      (907,797)  09/23/2008
DEC US LONG BOND FUTURE                                                         1,318,769,453   (30,934,833)  09/29/2008
0399999. Subtotal - Long Futures Positions - Other Derivative Transactions      1,330,391,203   (31,842,630)  XXX
0499999. Subtotal - Long Futures Positions                                      1,330,391,203   (31,842,630)  XXX
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC S&P500 EMINI FUTURE                                                           901,299,000    11,066,500   09/29/2008
DEC NASDAQ 100 E-MINI FUTURE                                                      150,694,640     7,555,583   09/29/2008
DEC US 10YR NOTE FUTURE                                                           343,875,000     8,656,313   09/16/2008
0799999. Subtotal - Short Futures Positions - Other Derivative Transactions     1,395,868,640    27,278,395   XXX
0899999. Subtotal - Short Futures Positions                                     1,395,868,640    27,278,395   XXX
2799999. Subtotal - Other Derivative Transactions                               2,726,259,843    (4,564,235)  XXX
9999999. Totals                                                                 2,726,259,843    (4,564,235)  XXX


                                1                                                      8                 9



                                                                                     EXCHANGE OR        CASH
                             DESCRIPTION                     COUNTERPARTY              DEPOSIT
-----------------------------------------------------------------------------   --------------------   -------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC EMINI MSCI EAFE FUTURE                                                      Chicago Mercantile E
DEC US LONG BOND FUTURE                                                         Chicago BoardofTrade
0399999. Subtotal - Long Futures Positions - Other Derivative Transactions              XXX               0
0499999. Subtotal - Long Futures Positions                                              XXX               0
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC S&P500 EMINI FUTURE                                                         Chicago Mercantile E
DEC NASDAQ 100 E-MINI FUTURE                                                    Chicago Mercantile E
DEC US 10YR NOTE FUTURE                                                         Chicago BoardofTrade
0799999. Subtotal - Short Futures Positions - Other Derivative Transactions            XXX                0
0899999. Subtotal - Short Futures Positions                                            XXX                0
2799999. Subtotal - Other Derivative Transactions                                      XXX                0
9999999. Totals                                                                        XXX                0


1                                                                                        VARIATION MARGIN INFORMATION
                                                                                --------------------------------------------
                                                                                      10              11             12
                                                                                                    USED TO
                                                                                                 ADJUST BASIS
                             DESCRIPTION                                          RECOGNIZED    OF HEDGED ITEM    DEFERRED
-----------------------------------------------------------------------------   -------------   --------------   -----------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC EMINI MSCI EAFE FUTURE                                                          (907,797)
DEC US LONG BOND FUTURE                                                          (30,934,833)
0399999. Subtotal - Long Futures Positions - Other Derivative Transactions       (31,842,630)          0                  0
0499999. Subtotal - Long Futures Positions                                       (31,842,630)          0                  0
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC S&P500 EMINI FUTURE                                                           11,066,500
DEC NASDAQ 100 E-MINI FUTURE                                                       7,555,583
DEC US 10YR NOTE FUTURE                                                            8,656,313
0799999. Subtotal - Short Futures Positions - Other Derivative Transactions       27,278,395           0                  0
0899999. Subtotal - Short Futures Positions                                       27,278,395           0                  0
2799999. Subtotal - Other Derivative Transactions                                 (4,564,235)          0                  0
9999999. Totals                                                                   (4,564,235)          0                  0

                                1                                                   13



                                                                                POTENTIAL
                             DESCRIPTION                                         EXPOSURE
-----------------------------------------------------------------------------   -----------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC EMINI MSCI EAFE FUTURE                                                          870,000
DEC US LONG BOND FUTURE                                                          30,388,500
0399999. Subtotal - Long Futures Positions - Other Derivative Transactions       31,258,500
0499999. Subtotal - Long Futures Positions                                       31,258,500
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC S&P500 EMINI FUTURE                                                          62,451,000
DEC NASDAQ 100 E-MINI FUTURE                                                     14,088,000
DEC US 10YR NOTE FUTURE                                                           6,600,000
0799999. Subtotal - Short Futures Positions - Other Derivative Transactions      83,139,000
0899999. Subtotal - Short Futures Positions                                      83,139,000
2799999. Subtotal - Other Derivative Transactions                               114,397,500
9999999. Totals                                                                 114,397,500


                                      QE07.4

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                           SCHEDULE E - PART 1 - CASH

                          Month End Depository Balances

                      1                                           2       3            4                 5
                                                                                   AMOUNT OF         AMOUNT OF
                                                                        RATE        INTEREST     INTEREST ACCRUED
                                                                         OF     RECEIVED DURING     AT CURRENT
                  DEPOSITORY                                    CODE  INTEREST  CURRENT QUARTER   STATEMENT DATE
--------------------------------------------------------------  ----  --------  ---------------  ----------------
OPEN DEPOSITORIES

Bank of America N.A. (Hartford)              Springfield, MA
Bank of America N.A. (Hartford)              Springfield, MA
Bank of America N.A. (Hartford)              Springfield, MA
JPMorgan Chase Bank - GB                     London, England
JPMorgan Chase Bank - GB                     London, England                           337
JPMorgan Chase Bank - GB                     London, England                        (2,232)
JPMorgan Chase Bank - GB                     London, England
JPMorgan Chase N.A. Illinois                 Chicago, IL
JPMorgan Chase Bank, National Association.   New York City, NY
JPMorgan Chase Bank, National Association.   New York City, NY
U.S. Bank N.A. (Cincinnati)                  Milwaukee, WI
Wells Fargo Bank, N.A                        San Francisco, CA
Wells Fargo Bank, N.A                        San Francisco, CA
0199998. Deposits in 50 depositories that do not exceed the
         allowable limit in any one depository (see
         Instructions) - Open Depositories                       XXX     XXX             9
                                                                 ---     ---        ------             ---
0199999. Total Open Depositories                                 XXX     XXX        (1,886)              0
                                                                 ---     ---        ------             ---
0399999. Total Cash on Deposit                                   XXX     XXX        (1,886)              0
                                                                 ---     ---        ------             ---
0599999. Total Cash                                              XXX     XXX        (1,886)              0
                                                                 ---     ---        ------             ---

                      1                                               BOOK BALANCE AT END OF EACH        9
                                                                      MONTH DURING CURRENT QUARTER
                                                                --------------------------------------
                                                                     6             7            8
                  DEPOSITORY                                    FIRST MONTH  SECOND MONTH  THIRD MONTH   *
--------------------------------------------------------------  -----------  ------------  -----------  ---
OPEN DEPOSITORIES

Bank of America N.A. (Hartford)              Springfield, MA      2,067,330    3,981,567    3,223,811   XXX
Bank of America N.A. (Hartford)              Springfield, MA        717,703       50,453       51,969   XXX
Bank of America N.A. (Hartford)              Springfield, MA        141,528      188,004       48,252   XXX
JPMorgan Chase Bank - GB                     London, England        405,018      391,910      390,676   XXX
JPMorgan Chase Bank - GB                     London, England              1      966,657          240   XXX
JPMorgan Chase Bank - GB                     London, England      1,086,576      401,491      162,875   XXX
JPMorgan Chase Bank - GB                     London, England                                 (666,614)  XXX
JPMorgan Chase N.A. Illinois                 Chicago, IL             71,431       84,381      102,137   XXX
JPMorgan Chase Bank, National Association.   New York City, NY       13,160        1,000      171,028   XXX
JPMorgan Chase Bank, National Association.   New York City, NY      479,060        1,724       70,645   XXX
U.S. Bank N.A. (Cincinnati)                  Milwaukee, WI           47,380      158,285      123,267   XXX
Wells Fargo Bank, N.A                        San Francisco, CA      384,757      279,665      245,692   XXX
Wells Fargo Bank, N.A                        San Francisco, CA   24,898,413   19,728,151   15,176,355   XXX
0199998. Deposits in 50 depositories that do not exceed the
         allowable limit in any one depository (see
         Instructions) - Open Depositories                          141,831      296,990      220,213   XXX
                                                                 ----------   ----------   ----------   ---
0199999. Total Open Depositories                                 30,454,188   26,530,278   19,320,546   XXX
                                                                 ----------   ----------   ----------   ---
0399999. Total Cash on Deposit                                   30,454,188   26,530,278   19,320,546   XXX
                                                                 ----------   ----------   ----------   ---
0599999. Total Cash                                              30,454,188   26,530,278   19,320,546   XXX
                                                                 ----------   ----------   ----------   ---


                                      QE08

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                     SCHEDULE E - PART 2 - CASH EQUIVALENTS

                  Show Investments Owned End of Current Quarter

               1                           2        3          4          5             6                 7                 8
                                                  DATE      RATE OF               BOOK/ADJUSTED  AMOUNT OF INTEREST  AMOUNT RECEIVED
           DESCRIPTION                   CODE   ACQUIRED   INTEREST   MATURITY   CARRYING VALUE     DUE & ACCRUED      DURING YEAR
---------------------------------------  ----  ----------  --------  ----------  --------------  ------------------  ---------------
OTHER CASH EQUIVALENTS

MIZUHO SECS                                    09/30/2008    2.000   10/01/2008    12,429,000
8699999. Total - Other Cash Equivalents                                            12,429,000             0                 0
8799999. Total - Cash Equivalents                                                  12,429,000             0                 0


                                      QE09

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizes the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Amended and Restated Principal Underwriter Agreement.(3)
       (3)    (c) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Certificate of Incorporation of Hartford.(5)
       (6)    (b) Bylaws of Hartford.(6)
       (7)    Form of Reinsurance Agreement.(7)
       (8)    Form of Fund Participation Agreement.(8)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80732, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement, File No. 333-119415, filed on July 20, 2007.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-1010934, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed on August 25, 2000.

(8) The footnote to the Fund Participation Agreement is: Incorporated by reference to Post-Effective Amendment No. 7, File No. 333-119418, filed on September 17, 2007.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Timothy M. Fitch                    Senior Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Executive Vice President
Michael L. Kalen                    Executive Vice President
Thomas P. Kalmbach                  Vice President, Actuary
John F. Keenan                      Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Senior Vice President, Actuary
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Senior Vice President, Chief Actuary
Charles N. Vest                     Vice President, Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-119414, filed on February 8, 2008.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of September 30, 2008, there were 24,812 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Robert Arena(1)                 Senior Vice President/Business Line Principal and Director
Diana Benken(1)                 Chief Financial Officer and Controller/FINOP
James Davey(1)                  Senior Vice President/Business Line Principal
Peter E. Delehanty(1)           Senior Vice President/IIP Marketing
John N. Giamalis(2)             Treasurer
Stephen T. Joyce(1)             Senior Vice President/Business Line Principal
Kenneth A. McCullum(1)          Senior Vice President
Vernon Meyer(1)                 Senior Vice President
Brian D. Murphy(1)              Director
Mark A. Sides(3)                Chief Legal Officer and Secretary
Martin A. Swanson(1)            Vice President/Marketing
John C. Walters(1)              Chief Executive Officer, President and Director
William D. Wilcox(1)            Chief Legal Officer, AML Chief Compliance Officer

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: One Hartford Plaza, Hartford, CT 06115

(3)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 30th day of October, 2008.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT THREE
(Registrant)

By:    John C. Walters                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters,                            Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Ernest M. McNeill, Jr., Chief Accounting Officer,
  Senior Vice President                                            *By:      /s/ Richard J. Wirth
                                                                             -----------------------------------
John C. Walters, Chief Executive Officer,                                    Richard J. Wirth
  President, Chairman of the Board, Director*                                Attorney-in-Fact
Gregory McGreevey, Executive Vice President, Chief Investment      Date:     October 30, 2008
 Officer, Director*

333-119416

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.